NATIONWIDE

VLI SEPARATE

ACCOUNT-2

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Basic Value Fund - Series I (AVBVI)
59,804 shares (cost $576,999 )	$245,198
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
4,063 shares (cost $105,071 )	68,623
AIM VIF - Capital Development Fund - Series I (AVCDI)
22,053 shares (cost $343,541 )	174,883
AllianceBernstein VPS - Growth and Income Portfolio - Class A (ALVGIA)
40,093 shares (cost $955,040 )	525,220
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)
55,558 shares (cost $1,007,067 )	551,136
American Century VP - Balanced Fund - Class I (ACVB)
767,611 shares (cost $4,971,997 )	4,052,988
American Century VP - Capital Appreciation Fund - Class I (ACVCA)
1,228,797 shares (cost $11,371,696 )	9,756,647
American Century VP - Income & Growth Fund - Class I (ACVIG)
368,777 shares (cost $2,677,356 )	1,777,506
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
151,743 shares (cost $1,571,887 )	1,502,258
American Century VP - International Fund - Class I (ACVI)
689,590 shares (cost $4,891,712 )	4,096,166
American Century VP - International Fund - Class III (ACVI3)
338,748 shares (cost $3,293,400 )	2,012,162
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
81,388 shares (cost $1,071,140 )	795,972
American Century VP - Ultra(R) Fund - Class I (ACVU1)
50,568 shares (cost $510,214 )	306,441
American Century VP - Value Fund - Class I (ACVV)
1,558,525 shares (cost $11,758,895 )	7,293,897
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
86,213 shares (cost $1,736,946 )	928,511
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
45,033 shares (cost $622,569 )	331,442
Credit Suisse Trust - International Focus Portfolio (WIEP)
429,884 shares (cost $4,244,958 )	3,942,036
Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)
567,198 shares (cost $7,363,561 )	5,734,371
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
101,854 shares (cost $1,673,730 )	1,055,206
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
1,670,928 shares (cost $47,866,430 )	38,397,923
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
128,186 shares (cost $4,550,047 )	3,702,011
Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)
5,800 shares (cost $201,017 )	110,256
Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)
97,441 shares (cost $1,944,644 )	1,293,047

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Federated IS - American Leaders Fund II - Primary Class (FALF)
10,463 shares (cost $173,675 )	$85,165
Federated IS - Capital Appreciation Fund II - Primary Class (FVCA2P)
8,911 shares (cost $50,246 )	45,444
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
25,056 shares (cost $249,107 )	250,560
Federated IS - Quality Bond Fund II - Primary Class (FQB)
131,508 shares (cost $1,437,152 )	1,315,083
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
2,824,727 shares (cost $64,838,676 )	37,229,907
Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
1,841,444 shares (cost $78,208,914 )	43,329,187
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
2,600,598 shares (cost $15,414,180 )	10,298,367
Fidelity(R) VIP - High Income Portfolio - Initial Class R (FHIPR)
446,745 shares (cost $2,432,382 )	1,764,645
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
653,284 shares (cost $10,178,526 )	7,950,467
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
318,260 shares (cost $6,752,755 )	3,850,947
Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
1,268,255 shares (cost $18,331,456 )	13,075,710
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
2,538,393 shares (cost $65,129,547 )	39,065,863
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
265,012 shares (cost $3,250,680 )	3,113,894
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
193,099 shares (cost $3,108,784 )	1,929,059
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
324,342 shares (cost $10,251,786 )	5,945,188
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
129,600 shares (cost $1,512,705 )	637,633
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
259,765 shares (cost $6,045,120 )	2,961,324
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
72,784 shares (cost $736,424 )	599,009
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
93,033 shares (cost $1,050,896 )	716,353
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
60,520 shares (cost $692,890 )	430,905
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
136,424 shares (cost $1,837,568 )	821,275
Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)
34,549 shares (cost $540,235 )	378,313
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
133,930 shares (cost $2,436,568 )	1,433,054
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
1,835 shares (cost $10,833 )	10,296

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
156,877 shares (cost $2,683,962 )	$2,681,034
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
65,032 shares (cost $1,117,610 )	737,460
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)
207,019 shares (cost $3,880,432 )	2,889,982
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FTVSVI)
201,765 shares (cost $3,552,153 )	2,164,942
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
18,854 shares (cost $547,219 )	447,793
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
131,239 shares (cost $4,886,140 )	2,981,756
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
231,828 shares (cost $1,039,697 )	672,302
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
12,257 shares (cost $146,158 )	97,076
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
74,308 shares (cost $3,845,805 )	1,932,749
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
111,792 shares (cost $6,187,792 )	2,923,358
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
258,824 shares (cost $3,290,660 )	2,772,001
MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)
20,817 shares (cost $202,647 )	147,804
MFS(R) VIT - Value Series - Initial Class (MVFIC)
155,150 shares (cost $2,153,410 )	1,514,262
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
71,999 shares (cost $1,302,889 )	936,708
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
121,698 shares (cost $1,336,382 )	1,159,784
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
71,913 shares (cost $1,669,934 )	1,074,378
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
29,784 shares (cost $1,929,060 )	1,100,527
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
22,141 shares (cost $873,376 )	581,198
Nationwide VIT - Cardinal Aggressive Fund - Class I (NVCRA1)
19,028 shares (cost $131,404 )	125,017
Nationwide VIT - Cardinal Balanced Fund - Class I (NVCRB1)
13,000 shares (cost $113,731 )	105,564
Nationwide VIT - Cardinal Capital Appreciation Fund - Class I (NVCCA1)
19,266 shares (cost $195,230 )	143,147
Nationwide VIT - Cardinal Conservative Fund - Class I (NVCCN1)
5,440 shares (cost $52,807 )	49,617
Nationwide VIT - Cardinal Moderate Fund - Class I (NVCMD1)
48,462 shares (cost $450,138 )	377,033
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
12,002 shares (cost $106,397 )	84,977

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Cardinal Moderately Conservative Fund - Class I (NVCMC1)
7,659 shares (cost $64,648 )	$64,870
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
1,687 shares (cost $16,272 )	16,347
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
22,640 shares (cost $173,604 )	112,973
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
141,651 shares (cost $992,165 )	705,424
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
139,724 shares (cost $2,241,697 )	985,055
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
399,802 shares (cost $7,144,716 )	2,810,606
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
147,550 shares (cost $1,794,071 )	1,147,941
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
154,692 shares (cost $1,899,937 )	966,823
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
3,589 shares (cost $36,879 )	22,469
Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)
65,671 shares (cost $669,257 )	376,298
Nationwide VIT - Government Bond Fund - Class I (GBF)
1,313,226 shares (cost $15,327,873 )	15,771,840
Nationwide VIT - Growth Fund - Class I (CAF)
1,100,505 shares (cost $12,732,208 )	9,750,470
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
44,551 shares (cost $471,445 )	359,976
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
73,808 shares (cost $749,341 )	597,846
Nationwide VIT - International Index Fund - Class VI (GVIX6)
42,733 shares (cost $474,239 )	276,052
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
304,651 shares (cost $3,856,413 )	2,099,042
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
95,291 shares (cost $959,148 )	883,344
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
526,462 shares (cost $6,093,659 )	4,453,872
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
618,651 shares (cost $7,454,062 )	4,924,465
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
262,670 shares (cost $2,885,385 )	2,324,628
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)
17 shares (cost $166 )	167
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
27,850 shares (cost $788,141 )	488,216
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
333,956 shares (cost $5,671,149 )	3,757,001
Nationwide VIT - Money Market Fund - Class I (SAM)
36,640,518 shares (cost $36,640,518 )	36,640,518

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
227 shares (cost $1,462 )	$1,457
Nationwide VIT - Multi-Manager International Value Fund - Class I (GVDIVI)
36,322 shares (cost $546,750 )	280,768
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
116,721 shares (cost $1,911,216 )	898,751
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
195 shares (cost $1,896 )	1,316
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
14,267 shares (cost $100,918 )	94,448
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
243 shares (cost $2,212 )	1,603
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
91,007 shares (cost $1,463,329 )	878,221
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
747,847 shares (cost $8,807,868 )	4,950,747
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
1,394,560 shares (cost $28,239,414 )	15,005,460
Nationwide VIT - Nationwide Fund - Class I (TRF)
6,079,673 shares (cost $72,001,633 )	39,639,470
Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)
45,842 shares (cost $612,006 )	296,601
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
160 shares (cost $1,620 )	884
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
67 shares (cost $423 )	428
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
2,829 shares (cost $27,852 )	27,636
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
84,555 shares (cost $320,816 )	188,558
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
99,675 shares (cost $408,597 )	224,268
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
86,692 shares (cost $941,340 )	516,681
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
73,283 shares (cost $865,937 )	512,247
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
127,386 shares (cost $1,223,458 )	932,465
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
10,533 shares (cost $89,188 )	60,144
Neuberger Berman AMT - Balanced Portfolio - Class I (AMBP)
24,178 shares (cost $299,465 )	183,271
Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)
898,381 shares (cost $9,565,489 )	9,765,399
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
84,035 shares (cost $1,263,086 )	1,046,241
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
26,242 shares (cost $370,305 )	191,304

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (AMMCGS)
20,531 shares (cost $534,404 )	$326,233
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
1,704,084 shares (cost $24,709,006 )	12,116,036
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
14,838 shares (cost $251,071 )	136,803
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
9,642 shares (cost $134,009 )	80,514
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
26,784 shares (cost $402,191 )	251,502
Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)
748,172 shares (cost $11,264,559 )	6,322,055
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
200,038 shares (cost $6,742,505 )	5,134,964
Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)
885,231 shares (cost $9,703,343 )	5,709,742
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
245,537 shares (cost $8,217,915 )	4,994,229
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
781,694 shares (cost $19,535,227 )	15,798,039
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
32,815 shares (cost $166,338 )	51,520
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
42,026 shares (cost $333,944 )	66,401
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
47,465 shares (cost $878,341 )	505,505
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
74,417 shares (cost $1,671,371 )	1,083,516
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
21,943 shares (cost $1,045,956 )	604,302
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
4,068 shares (cost $87,342 )	46,665
Putnam VT - International Equity Fund - Class IB (PVTIGB)
27,063 shares (cost $486,798 )	240,589
Putnam VT - Voyager Fund - Class IB (PVTVB)
1,776 shares (cost $49,927 )	35,490
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
78,593 shares (cost $837,252 )	526,570
T. Rowe Price Equity Income Portfolio - II (TREI2)
65,514 shares (cost $1,546,486 )	937,506
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
310,775 shares (cost $1,539,165 )	1,501,042
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
252,873 shares (cost $7,651,387 )	5,022,048
Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)
276,383 shares (cost $3,216,780 )	3,183,934
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
659,789 shares (cost $11,625,110 )	3,879,560

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
392,263 shares (cost $13,350,801 )	$7,354,923
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
77,018 shares (cost $869,601 )	763,248
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
245,236 shares (cost $2,020,593 )	1,586,677
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
1,034,192 shares (cost $19,185,863 )	8,490,713
Wells Fargo AVT - Discovery Fund(SM) (SVDF)
418,629 shares (cost $5,307,938 )	4,684,457
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
1,632,161 shares (cost $29,966,173 )	16,582,760

Total Investments	566,844,171

Total Assets	566,844,171

Accounts Payable - Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)	8
Other Payables	17,445

$566,826,718

Contract Owners’ Equity:
Accumulation units	566,826,718

Total Contract Owners’ Equity (note 8)	$566,826,718

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	AVBVI	AVCA	AVCDI	ALVGIA	ALVSVA	ACVB	ACVCA
Reinvested dividends	$14,550,684	3,602	-	-	15,385	6,286	108,117	-
Asset charges (note 3)	(4,543,800)	(2,375)	(762)	(1,714)	(2,835)	(4,089)	(25,536)	(95,659)

Net investment income (loss)	10,006,884	1,227	(762)	(1,714)	12,550	2,197	82,581	(95,659)

Proceeds from mutual fund shares sold	182,227,830	441,174	392,815	461,835	185,746	344,154	637,149	3,632,768
Cost of mutual fund shares sold	(197,510,357)	(534,683)	(433,016)	(535,127)	(237,073)	(403,147)	(629,480)	(2,315,568)

Realized gain (loss) on investments	(15,282,527)	(93,509)	(40,201)	(73,292)	(51,327)	(58,993)	7,669	1,317,200
Change in unrealized gain (loss) on investments	(426,828,784)	(282,847)	(41,973)	(169,220)	(467,959)	(358,078)	(1,472,594)	(11,600,631)

Net gain (loss) on investments	(442,111,311)	(376,356)	(82,174)	(242,512)	(519,286)	(417,071)	(1,464,925)	(10,283,431)

Reinvested capital gains	59,451,887	77,915	-	35,053	130,982	89,366	313,273	1,295,445

Net increase (decrease) in contract owners’ equity resulting from operations	$(372,652,540)	(297,214)	(82,936)	(209,173)	(375,754)	(325,508)	(1,069,071)	(9,083,645)

Investment Activity:	ACVIG	ACVIP2	ACVI	ACVI3	ACVMV1	ACVU1	ACVV	ACVVS1
Reinvested dividends	$50,140	75,127	59,267	23,720	928	-	234,548	-
Asset charges (note 3)	(12,135)	(6,885)	(37,286)	(15,089)	(5,048)	(2,632)	(48,302)	(7,845)

Net investment income (loss)	38,005	68,242	21,981	8,631	(4,120)	(2,632)	186,246	(7,845)

Proceeds from mutual fund shares sold	335,967	1,261,432	1,582,266	351,109	393,206	745,640	2,121,259	433,697
Cost of mutual fund shares sold	(290,606)	(1,303,530)	(895,820)	(384,689)	(486,079)	(759,575)	(2,863,003)	(542,319)

Realized gain (loss) on investments	45,361	(42,098)	686,446	(33,580)	(92,873)	(13,935)	(741,744)	(108,622)
Change in unrealized gain (loss) on investments	(1,375,307)	(91,919)	(5,145,468)	(1,927,700)	(191,264)	(311,349)	(3,596,820)	(895,565)

Net gain (loss) on investments	(1,329,946)	(134,017)	(4,459,022)	(1,961,280)	(284,137)	(325,284)	(4,338,564)	(1,004,187)

Reinvested capital gains	300,385	-	696,172	278,631	-	78,593	1,245,215	74,587

Net increase (decrease) in contract owners’ equity resulting from operations	$(991,556)	(65,775)	(3,740,869)	(1,674,018)	(288,257)	(249,323)	(2,907,103)	(937,445)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WVCP	WIEP	WSCP	DVSCS	DSIF	DCAP	DSC	DGI
Reinvested dividends	$9,466	100,738	6,524	13,102	1,152,220	94,274	1,338	12,142
Asset charges (note 3)	(2,723)	(30,929)	(43,532)	(7,513)	(290,402)	(26,798)	(836)	(9,010)

Net investment income (loss)	6,743	69,809	(37,008)	5,589	861,818	67,476	502	3,132

Proceeds from mutual fund shares sold	98,421	796,925	1,208,198	464,111	9,295,437	482,269	56,181	146,256
Cost of mutual fund shares sold	(101,808)	(524,560)	(827,405)	(592,226)	(9,972,399)	(439,972)	(86,611)	(127,720)

Realized gain (loss) on investments	(3,387)	272,365	380,793	(128,115)	(676,962)	42,297	(30,430)	18,536
Change in unrealized gain (loss) on investments	(311,364)	(3,273,541)	(3,562,897)	(642,274)	(24,590,637)	(2,098,237)	(36,247)	(1,161,371)

Net gain (loss) on investments	(314,751)	(3,001,176)	(3,182,104)	(770,389)	(25,267,599)	(2,055,940)	(66,677)	(1,142,835)

Reinvested capital gains	-	-	-	226,751	-	351,174	8,018	229,922

Net increase (decrease) in contract owners’ equity resulting from operations	$(308,008)	(2,931,367)	(3,219,112)	(538,049)	(24,405,781)	(1,637,290)	(58,157)	(909,781)

Investment Activity:	FALF	FVCA2P	FVMOS	FQB	FEIP	FGP	FHIP	FHIPR
Reinvested dividends	$1,974	48	2,191	70,470	1,382,547	558,467	1,118,782	167,303
Asset charges (note 3)	(583)	(131)	(478)	(8,298)	(320,300)	(414,021)	(74,106)	(8,672)

Net investment income (loss)	1,391	(83)	1,713	62,172	1,062,247	144,446	1,044,676	158,631

Proceeds from mutual fund shares sold	12,154	16,695	152,247	505,531	7,467,973	8,457,234	2,757,272	504,291
Cost of mutual fund shares sold	(18,526)	(18,628)	(159,052)	(534,750)	(8,903,302)	(11,019,961)	(3,182,327)	(589,803)

Realized gain (loss) on investments	(6,372)	(1,933)	(6,805)	(29,219)	(1,435,329)	(2,562,727)	(425,055)	(85,512)
Change in unrealized gain (loss) on investments	(70,329)	(4,817)	1,426	(151,981)	(29,497,045)	(38,836,729)	(4,147,025)	(534,596)

Net gain (loss) on investments	(76,701)	(6,750)	(5,379)	(181,200)	(30,932,374)	(41,399,456)	(4,572,080)	(620,108)

Reinvested capital gains	30,551	292	-	-	60,582	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(44,759)	(6,541)	(3,666)	(119,028)	(29,809,545)	(41,255,010)	(3,527,404)	(461,477)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FOP	FOSR	FAMP	FCP	FIGBS	FGOP	FMCS	FVSS
Reinvested dividends	$317,536	145,706	460,326	567,239	151,748	14,057	30,609	7,281
Asset charges (note 3)	(73,244)	(27,025)	(108,300)	(319,782)	(16,373)	(18,662)	(45,288)	(5,174)

Net investment income (loss)	244,292	118,681	352,026	247,457	135,375	(4,605)	(14,679)	2,107

Proceeds from mutual fund shares sold	2,453,243	602,938	3,056,582	7,465,625	1,532,761	493,181	1,704,971	298,190
Cost of mutual fund shares sold	(1,611,233)	(732,058)	(3,904,355)	(9,174,065)	(1,583,406)	(404,362)	(2,037,975)	(454,841)

Realized gain (loss) on investments	842,010	(129,120)	(847,773)	(1,708,440)	(50,645)	88,819	(333,004)	(156,651)
Change in unrealized gain (loss) on investments	(9,754,261)	(3,608,460)	(7,205,671)	(31,467,403)	(200,795)	(2,525,563)	(5,204,756)	(780,745)

Net gain (loss) on investments	(8,912,251)	(3,737,580)	(8,053,444)	(33,175,843)	(251,440)	(2,436,744)	(5,537,760)	(937,396)

Reinvested capital gains	1,659,711	603,345	1,825,304	1,775,353	2,999	-	1,450,355	238,185

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,008,248)	(3,015,554)	(5,876,114)	(31,153,033)	(113,066)	(2,441,349)	(4,102,084)	(697,104)

Investment Activity:	FNRS2	FF10S	FF20S	FF30S	FTVDM3	TIF	TIF3	FTVFA2
Reinvested dividends	$-	20,327	23,257	12,974	51,291	16,961	51,665	297
Asset charges (note 3)	(32,398)	(3,978)	(3,666)	(3,830)	(9,348)	(2,960)	(9,262)	(9)

Net investment income (loss)	(32,398)	16,349	19,591	9,144	41,943	14,001	42,403	288

Proceeds from mutual fund shares sold	2,405,743	698,971	85,579	451,924	1,539,177	145,513	523,687	192
Cost of mutual fund shares sold	(2,489,789)	(806,051)	(101,068)	(515,211)	(1,724,386)	(145,855)	(509,917)	(297)

Realized gain (loss) on investments	(84,046)	(107,080)	(15,489)	(63,287)	(185,209)	(342)	13,770	(105)
Change in unrealized gain (loss) on investments	(4,157,163)	(120,059)	(354,048)	(263,829)	(1,423,821)	(376,971)	(1,292,270)	(537)

Net gain (loss) on investments	(4,241,209)	(227,139)	(369,537)	(327,116)	(1,609,030)	(377,313)	(1,278,500)	(642)

Reinvested capital gains	211,141	33,809	43,814	44,634	372,119	61,369	199,441	295

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,062,466)	(176,981)	(306,132)	(273,338)	(1,194,968)	(301,943)	(1,036,656)	(59)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FTVGI3	FTVIS2	FTVRDI	FTVSVI	JABS	JACAS	JAGTS	JARLCS
Reinvested dividends	$105,325	56,961	71,142	40,891	14,826	509	1,011	858
Asset charges (note 3)	(11,931)	(5,334)	(17,534)	(15,178)	(2,708)	(24,098)	(5,267)	(619)

Net investment income (loss)	93,394	51,627	53,608	25,713	12,118	(23,589)	(4,256)	239

Proceeds from mutual fund shares sold	1,518,915	399,614	585,811	576,003	775,683	1,641,630	397,094	28,135
Cost of mutual fund shares sold	(1,468,848)	(464,416)	(597,891)	(598,005)	(853,567)	(1,239,288)	(327,106)	(36,637)

Realized gain (loss) on investments	50,067	(64,802)	(12,080)	(22,002)	(77,884)	402,342	69,988	(8,502)
Change in unrealized gain (loss) on investments	(67,057)	(360,161)	(1,132,566)	(1,291,291)	(113,967)	(2,952,629)	(654,669)	(54,132)

Net gain (loss) on investments	(16,990)	(424,963)	(1,144,646)	(1,313,293)	(191,851)	(2,550,287)	(584,681)	(62,634)

Reinvested capital gains	-	23,851	26,328	221,202	45,702	-	-	7,105

Net increase (decrease) in contract owners’ equity resulting from operations	$76,404	(349,485)	(1,064,710)	(1,066,378)	(134,031)	(2,573,876)	(588,937)	(55,290)

Investment Activity:	JAIGS	JAIGS2	AMTB	MIGIC	MVFIC	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$103,584	150,310	149,722	1,150	16,855	29,030	66,108	39,651
Asset charges (note 3)	(19,044)	(27,506)	(17,175)	(1,114)	(8,152)	(5,047)	(6,228)	(7,285)

Net investment income (loss)	84,540	122,804	132,547	36	8,703	23,983	59,880	32,366

Proceeds from mutual fund shares sold	1,166,813	1,920,894	1,204,333	36,733	587,634	258,166	661,135	272,684
Cost of mutual fund shares sold	(1,103,392)	(2,029,996)	(1,284,683)	(37,082)	(708,052)	(318,684)	(724,302)	(329,310)

Realized gain (loss) on investments	63,421	(109,102)	(80,350)	(349)	(120,418)	(60,518)	(63,167)	(56,626)
Change in unrealized gain (loss) on investments	(3,103,948)	(4,262,223)	(532,398)	(101,581)	(690,613)	(373,002)	(145,166)	(716,844)

Net gain (loss) on investments	(3,040,527)	(4,371,325)	(612,748)	(101,930)	(811,031)	(433,520)	(208,333)	(773,470)

Reinvested capital gains	555,219	806,091	-	9,401	56,873	14,350	1,035	49,565

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,400,768)	(3,442,430)	(480,201)	(92,493)	(745,455)	(395,187)	(147,418)	(691,539)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVAGR2	GVAGI2	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$30,964	16,145	673	1,334	2,312	633	4,543	1,025
Asset charges (note 3)	(7,967)	(3,335)	(119)	(375)	(509)	(105)	(938)	(215)

Net investment income (loss)	22,997	12,810	554	959	1,803	528	3,605	810

Proceeds from mutual fund shares sold	405,110	126,864	133	226,263	31,267	15,580	43,701	10,978
Cost of mutual fund shares sold	(402,243)	(173,552)	(208)	(260,104)	(32,736)	(15,759)	(49,706)	(11,802)

Realized gain (loss) on investments	2,867	(46,688)	(75)	(33,841)	(1,469)	(179)	(6,005)	(824)
Change in unrealized gain (loss) on investments	(920,627)	(282,018)	(6,387)	(8,167)	(52,084)	(3,190)	(73,105)	(21,419)

Net gain (loss) on investments	(917,760)	(328,706)	(6,462)	(42,008)	(53,553)	(3,369)	(79,110)	(22,243)

Reinvested capital gains	88,613	239	2,722	518	1,368	85	2,532	956

Net increase (decrease) in contract owners’ equity resulting from operations	$(806,150)	(315,657)	(3,186)	(40,531)	(50,382)	(2,756)	(72,973)	(20,477)

Investment Activity:	NVCMC1	NVCBD1	HIBF	HIBF3	GEM	GEM3	GVGU1	GIG
Reinvested dividends	$539	274	15,222	84,075	23,965	66,013	51,361	22,206
Asset charges (note 3)	(36)	(18)	(594)	(4,223)	(15,075)	(28,623)	(9,447)	(11,015)

Net investment income (loss)	503	256	14,628	79,852	8,890	37,390	41,914	11,191

Proceeds from mutual fund shares sold	922	4,385	40,195	587,492	1,183,630	2,382,419	992,423	1,149,009
Cost of mutual fund shares sold	(1,070)	(4,543)	(51,603)	(680,244)	(816,204)	(2,418,517)	(1,214,114)	(1,294,134)

Realized gain (loss) on investments	(148)	(158)	(11,408)	(92,752)	367,426	(36,098)	(221,691)	(145,125)
Change in unrealized gain (loss) on investments	223	75	(54,160)	(254,774)	(2,413,728)	(5,531,866)	(522,176)	(1,093,489)

Net gain (loss) on investments	75	(83)	(65,568)	(347,526)	(2,046,302)	(5,567,964)	(743,867)	(1,238,614)

Reinvested capital gains	192	-	-	-	409,664	1,178,652	21,235	237,212

Net increase (decrease) in contract owners’ equity resulting from operations	$770	173	(50,940)	(267,674)	(1,627,748)	(4,351,922)	(680,718)	(990,211)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GIG3	GVGF1	GBF	CAF	GVGH1	GVGHS	GVIX6	GVIDA
Reinvested dividends	$283	11,832	568,718	38,147	1,078	1,465	8,191	68,097
Asset charges (note 3)	(40)	(3,765)	(76,294)	(83,897)	(2,768)	(2,517)	(2,034)	(19,513)

Net investment income (loss)	243	8,067	492,424	(45,750)	(1,690)	(1,052)	6,157	48,584

Proceeds from mutual fund shares sold	7,538	404,987	2,359,236	1,532,903	167,057	517,585	43,898	1,121,754
Cost of mutual fund shares sold	(13,530)	(654,371)	(2,482,431)	(2,570,364)	(166,794)	(598,352)	(52,760)	(1,244,795)

Realized gain (loss) on investments	(5,992)	(249,384)	(123,195)	(1,037,461)	263	(80,767)	(8,862)	(123,041)
Change in unrealized gain (loss) on investments	(14,411)	(131,228)	567,500	(5,462,625)	(149,340)	(176,458)	(205,696)	(1,906,004)

Net gain (loss) on investments	(20,403)	(380,612)	444,305	(6,500,086)	(149,077)	(257,225)	(214,558)	(2,029,045)

Reinvested capital gains	5,376	-	-	-	32,434	58,100	575	518,286

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,784)	(372,545)	936,729	(6,545,836)	(118,333)	(200,177)	(207,826)	(1,462,175)

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	NVLCP1	SGRF	MCIF	SAM
Reinvested dividends	$29,662	167,273	164,405	77,644	3	-	67,723	753,089
Asset charges (note 3)	(4,929)	(31,504)	(37,984)	(17,381)	-	(4,548)	(27,928)	(183,961)

Net investment income (loss)	24,733	135,769	126,421	60,263	3	(4,548)	39,795	569,128

Proceeds from mutual fund shares sold	364,049	1,649,987	836,690	331,719	-	329,689	1,241,477	27,532,044
Cost of mutual fund shares sold	(387,162)	(1,740,013)	(931,132)	(349,312)	-	(327,931)	(1,173,350)	(27,532,044)

Realized gain (loss) on investments	(23,113)	(90,026)	(94,442)	(17,593)	-	1,758	68,127	-
Change in unrealized gain (loss) on investments	(73,535)	(2,081,356)	(3,196,425)	(581,692)	1	(493,174)	(2,710,007)	-

Net gain (loss) on investments	(96,648)	(2,171,382)	(3,290,867)	(599,285)	1	(491,416)	(2,641,880)	-

Reinvested capital gains	15,025	493,348	703,320	129,982	-	-	345,867	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(56,890)	(1,542,265)	(2,461,126)	(409,040)	4	(495,964)	(2,256,218)	569,128

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVMIG3	GVDIVI	GVDIV3	NVMLG1	NVMLV1	NVMMG1	SCGF	SCVF
Reinvested dividends	$1	8,047	25,301	3	557	-	-	78,180
Asset charges (note 3)	(2)	(2,480)	(7,729)	-	(150)	-	(6,678)	(35,754)

Net investment income (loss)	(1)	5,567	17,572	3	407	-	(6,678)	42,426

Proceeds from mutual fund shares sold	6	126,000	559,248	760	40,378	11,227	439,536	1,595,353
Cost of mutual fund shares sold	(7)	(143,065)	(666,328)	(805)	(60,408)	(12,002)	(544,895)	(2,347,065)

Realized gain (loss) on investments	(1)	(17,065)	(107,080)	(45)	(20,030)	(775)	(105,359)	(751,712)
Change in unrealized gain (loss) on investments	(5)	(328,287)	(974,551)	(580)	(6,469)	(609)	(655,281)	(1,883,749)

Net gain (loss) on investments	(6)	(345,352)	(1,081,631)	(625)	(26,499)	(1,384)	(760,640)	(2,635,461)

Reinvested capital gains	-	67,064	210,461	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7)	(272,721)	(853,598)	(622)	(26,092)	(1,384)	(767,318)	(2,593,035)

Investment Activity:	SCF	TRF	GVUS1	NVNMO1	NVNSR1	NVSTB2	GGTC	GGTC3
Reinvested dividends	$180,094	840,953	4,418	-	1	1,325	-	-
Asset charges (note 3)	(111,600)	(368,569)	(2,771)	(6)	-	(407)	(2,248)	(2,068)

Net investment income (loss)	68,494	472,384	1,647	(6)	1	918	(2,248)	(2,068)

Proceeds from mutual fund shares sold	3,045,570	6,927,576	240,181	40	-	363,691	179,335	611,407
Cost of mutual fund shares sold	(3,368,681)	(11,473,747)	(317,877)	(56)	-	(368,109)	(166,690)	(716,040)

Realized gain (loss) on investments	(323,111)	(4,546,171)	(77,696)	(16)	-	(4,418)	12,645	(104,633)
Change in unrealized gain (loss) on investments	(14,168,996)	(35,324,300)	(276,877)	(736)	6	(216)	(272,283)	(235,401)

Net gain (loss) on investments	(14,492,107)	(39,870,471)	(354,573)	(752)	6	(4,634)	(259,638)	(340,034)

Reinvested capital gains	4,526,102	9,583,600	-	-	-	-	42,632	59,682

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,897,511)	(29,814,487)	(352,926)	(758)	7	(3,716)	(219,254)	(282,420)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVUG1	EIF	MSBF	NVRE1	AMBP	AMTG	AMGP	AMINS
Reinvested dividends	$-	15,185	88,448	1,636	9,480	-	8,337	15
Asset charges (note 3)	(3,941)	(3,519)	(7,307)	(99)	(1,374)	(87,788)	(8,542)	(1,585)

Net investment income (loss)	(3,941)	11,666	81,141	1,537	8,106	(87,788)	(205)	(1,570)

Proceeds from mutual fund shares sold	396,753	192,546	1,085,566	3,310	17,450	1,731,137	196,892	105,981
Cost of mutual fund shares sold	(419,048)	(245,692)	(1,180,162)	(4,987)	(20,087)	(918,465)	(135,760)	(118,042)

Realized gain (loss) on investments	(22,295)	(53,146)	(94,596)	(1,677)	(2,637)	812,672	61,132	(12,061)
Change in unrealized gain (loss) on investments	(513,347)	(305,486)	(290,565)	(29,044)	(122,509)	(8,858,322)	(769,048)	(168,711)

Net gain (loss) on investments	(535,642)	(358,632)	(385,161)	(30,721)	(125,146)	(8,045,650)	(707,916)	(180,772)

Reinvested capital gains	152,707	10,754	28,486	-	-	-	57,134	50

Net increase (decrease) in contract owners’ equity resulting from operations	$(386,876)	(336,212)	(275,534)	(29,184)	(117,040)	(8,133,438)	(650,987)	(182,292)

Investment Activity:	AMMCGS	AMTP	AMRS	AMFAS	AMSRS	OVMS	OVGR	OVB
Reinvested dividends	$-	111,731	2,197	-	7,399	295,992	12,121	431,005
Asset charges (note 3)	(2,904)	(105,452)	(834)	(480)	(1,957)	(60,490)	(46,877)	(47,404)

Net investment income (loss)	(2,904)	6,279	1,363	(480)	5,442	235,502	(34,756)	383,601

Proceeds from mutual fund shares sold	289,852	2,757,762	29,434	13,366	123,475	1,291,343	1,104,159	1,740,528
Cost of mutual fund shares sold	(294,725)	(2,415,183)	(51,233)	(16,433)	(131,875)	(1,622,493)	(765,110)	(1,947,077)

Realized gain (loss) on investments	(4,873)	342,579	(21,799)	(3,067)	(8,400)	(331,150)	339,049	(206,549)
Change in unrealized gain (loss) on investments	(290,281)	(17,653,649)	(106,389)	(52,957)	(191,453)	(5,786,944)	(4,853,585)	(4,036,010)

Net gain (loss) on investments	(295,154)	(17,311,070)	(128,188)	(56,024)	(199,853)	(6,118,094)	(4,514,536)	(4,242,559)

Reinvested capital gains	-	3,525,524	478	4,125	25,299	713,901	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(298,058)	(13,779,267)	(126,347)	(52,379)	(169,112)	(5,168,691)	(4,549,292)	(3,858,958)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	OVGS3	OVGS	OVHI3	OVHI	OVSC	OVGI	OVAG	PVGIB
Reinvested dividends	$100,046	386,705	6,303	24,710	4,744	23,807	-	2,099
Asset charges (note 3)	(35,984)	(131,935)	(567)	(1,293)	(3,972)	(7,011)	(5,819)	(457)

Net investment income (loss)	64,062	254,770	5,736	23,417	772	16,796	(5,819)	1,642

Proceeds from mutual fund shares sold	649,177	4,639,689	69,356	134,547	407,933	242,624	141,025	45,803
Cost of mutual fund shares sold	(687,920)	(3,748,811)	(86,353)	(174,180)	(463,455)	(244,488)	(143,187)	(72,191)

Realized gain (loss) on investments	(38,743)	890,878	(16,997)	(39,633)	(55,522)	(1,864)	(2,162)	(26,388)
Change in unrealized gain (loss) on investments	(3,833,736)	(14,677,210)	(111,625)	(253,539)	(354,138)	(829,089)	(590,571)	(28,723)

Net gain (loss) on investments	(3,872,479)	(13,786,332)	(128,622)	(293,172)	(409,660)	(830,953)	(592,733)	(55,111)

Reinvested capital gains	440,445	1,699,138	-	-	52,671	103,443	-	18,045

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,367,972)	(11,832,424)	(122,886)	(269,755)	(356,217)	(710,714)	(598,552)	(35,424)

Investment Activity:	PVTIGB	PVTVB	TRBCG2	TREI2	TRLT2	DSRG	VWBF	VWEM
Reinvested dividends	$7,866	-	770	29,132	39,166	52,862	296,820	-
Asset charges (note 3)	(2,033)	(167)	(3,849)	(6,903)	(5,085)	(41,927)	(22,892)	(44,508)

Net investment income (loss)	5,833	(167)	(3,079)	22,229	34,081	10,935	273,928	(44,508)

Proceeds from mutual fund shares sold	81,543	17,944	311,976	302,236	758,093	808,056	3,103,860	3,221,214
Cost of mutual fund shares sold	(97,247)	(20,342)	(374,828)	(416,009)	(765,073)	(1,213,429)	(3,221,300)	(3,987,910)

Realized gain (loss) on investments	(15,704)	(2,398)	(62,852)	(113,773)	(6,980)	(405,373)	(117,440)	(766,696)
Change in unrealized gain (loss) on investments	(253,636)	(22,668)	(314,438)	(538,011)	(40,878)	(2,397,159)	(95,471)	(11,625,758)

Net gain (loss) on investments	(269,340)	(25,066)	(377,290)	(651,784)	(47,858)	(2,802,532)	(212,911)	(12,392,454)

Reinvested capital gains	60,435	-	-	42,804	-	-	-	4,614,460

Net increase (decrease) in contract owners’ equity resulting from operations	$(203,072)	(25,233)	(380,369)	(586,751)	(13,777)	(2,791,597)	61,017	(7,822,502)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	VWHA	MSVFI	MSEM	MSVRE	SVDF	SVOF
Reinvested dividends	$40,737	39,173	141,454	476,917	-	488,140
Asset charges (note 3)	(88,185)	(4,291)	(10,158)	(73,403)	(40,919)	(149,727)

Net investment income (loss)	(47,448)	34,882	131,296	403,514	(40,919)	338,413

Proceeds from mutual fund shares sold	5,908,702	662,430	980,332	3,463,086	709,154	3,477,238
Cost of mutual fund shares sold	(5,030,475)	(687,103)	(1,076,995)	(3,908,793)	(407,062)	(4,531,286)

Realized gain (loss) on investments	878,227	(24,673)	(96,663)	(445,707)	302,092	(1,054,048)
Change in unrealized gain (loss) on investments	(10,427,706)	(115,402)	(431,832)	(10,735,669)	(4,172,398)	(16,836,194)

Net gain (loss) on investments	(9,549,479)	(140,075)	(528,495)	(11,181,376)	(3,870,306)	(17,890,242)

Reinvested capital gains	2,230,752	-	81,645	5,230,541	-	5,761,705

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,366,175)	(105,193)	(315,554)	(5,547,321)	(3,911,225)	(11,790,124)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVBVI		AVCA		AVCDI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$10,006,884	10,052,590	1,227	(876)	(762)	(853)	(1,714)	(2,516)
Realized gain (loss) on investments	(15,282,527)	28,868,776	(93,509)	121,736	(40,201)	12,610	(73,292)	24,147
Change in unrealized gain (loss) on investments	(426,828,784)	1,175,696	(282,847)	(153,770)	(41,973)	4,289	(169,220)	(31,006)
Reinvested capital gains	59,451,887	59,266,158	77,915	51,237	-	-	35,053	51,509

Net increase (decrease) in contract owners’ equity resulting from operations	(372,652,540)	99,363,220	(297,214)	18,327	(82,936)	16,046	(209,173)	42,134

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	45,880,649	55,497,734	26,513	57,807	3,297	2,406	18,868	18,311
Transfers between funds	-	-	(288,887)	(423,267)	(192,743)	291,250	(235,650)	243,796
Surrenders (note 6)	(69,589,065)	(68,359,807)	(77,091)	(48,933)	-	(1,849)	(18,275)	(32,818)
Death benefits (note 4)	(5,248,165)	(5,434,611)	-	(2,325)	-	-	-	-
Net policy repayments (loans) (note 5)	692,692	(4,131,238)	13,822	2,583	(7,790)	(13,302)	(7,924)	5
Deductions for surrender charges (note 2d)	(77,526)	(145,897)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,068,901)	(44,157,865)	(25,983)	(33,736)	(7,216)	(6,562)	(20,214)	(19,916)
Asset charges (note 3):
MSP contracts	(355,063)	(443,125)	(218)	(24)	(84)	(62)	(261)	(191)
SL contracts or LSFP contracts	(296,649)	(477,048)	(97)	(133)	-	-	(190)	(272)
Adjustments to maintain reserves	(61,123)	63,926	(153)	14	(91)	25	(163)	27

Net equity transactions	(73,123,151)	(67,587,931)	(352,094)	(448,014)	(204,627)	271,906	(263,809)	208,942

Net change in contract owners’ equity	(445,775,691)	31,775,289	(649,308)	(429,687)	(287,563)	287,952	(472,982)	251,076
Contract owners’ equity beginning of period	1,012,602,409	980,827,120	894,477	1,324,164	356,158	68,206	647,825	396,749

Contract owners’ equity end of period	$566,826,718	1,012,602,409	245,169	894,477	68,595	356,158	174,843	647,825

CHANGES IN UNITS:
Beginning units	37,768,248	39,194,736	52,024	77,830	21,310	4,562	31,176	21,102
Units purchased	6,209,846	9,576,655	8,381	3,057	513	18,196	1,943	14,928
Units redeemed	(8,960,648)	(11,003,143)	(30,868)	(28,863)	(14,667)	(1,448)	(17,190)	(4,854)

Ending units	35,017,446	37,768,248	29,537	52,024	7,156	21,310	15,929	31,176

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ALVGIA		ALVSVA		ACVB		ACVCA
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$12,550	11,944	2,197	7,003	82,581	75,210	(95,659)	(113,921)
Realized gain (loss) on investments	(51,327)	60,046	(58,993)	119,287	7,669	96,911	1,317,200	807,049
Change in unrealized gain (loss) on investments	(467,959)	(79,613)	(358,078)	(219,358)	(1,472,594)	(207,365)	(11,600,631)	5,759,766
Reinvested capital gains	130,982	56,897	89,366	111,212	313,273	258,071	1,295,445	-

Net increase (decrease) in contract owners’ equity resulting from operations	(375,754)	49,274	(325,508)	18,144	(1,069,071)	222,827	(9,083,645)	6,452,894

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	85,138	92,686	43,630	101,090	253,506	247,508	704,743	820,317
Transfers between funds	(65,912)	(97,308)	(61,193)	(164,777)	805,122	(281,095)	(1,510,326)	1,808,115
Surrenders (note 6)	(25,195)	(113,037)	(116,558)	(54,820)	(361,924)	(238,164)	(771,456)	(1,226,171)
Death benefits (note 4)	-	-	(9,633)	-	(43,133)	(12,260)	(111,509)	(105,352)
Net policy repayments (loans) (note 5)	(9,678)	(3,921)	6,728	(22,625)	22,622	(11,028)	(78,777)	(21,094)
Deductions for surrender charges (note 2d)	-	-	-	-	(212)	(433)	-	(983)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(34,171)	(35,072)	(33,902)	(51,287)	(257,361)	(233,628)	(880,225)	(822,833)
Asset charges (note 3):
MSP contracts	(667)	(1,045)	(462)	(515)	(3,312)	(4,305)	(5,513)	(7,062)
SL contracts or LSFP contracts	(1,113)	(1,796)	(233)	(319)	(859)	(1,120)	(1,819)	(2,664)
Adjustments to maintain reserves	(171)	2	(122)	2	(256)	42	(21,078)	58,330

Net equity transactions	(51,769)	(159,491)	(171,745)	(193,251)	414,193	(534,483)	(2,675,960)	500,603

Net change in contract owners’ equity	(427,523)	(110,217)	(497,253)	(175,107)	(654,878)	(311,656)	(11,759,605)	6,953,497
Contract owners’ equity beginning of period	952,701	1,062,918	1,048,340	1,223,447	4,707,795	5,019,451	21,511,456	14,557,959

Contract owners’ equity end of period	$525,178	952,701	551,087	1,048,340	4,052,917	4,707,795	9,751,851	21,511,456

CHANGES IN UNITS:
Beginning units	54,160	63,416	52,438	62,084	201,420	225,298	640,052	607,730
Units purchased	12,218	12,276	3,963	9,288	65,671	32,345	34,243	177,481
Units redeemed	(16,031)	(21,532)	(13,452)	(18,934)	(41,412)	(56,223)	(175,962)	(145,159)

Ending units	50,347	54,160	42,949	52,438	225,679	201,420	498,333	640,052

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVIG		ACVIP2		ACVI		ACVI3
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$38,005	45,049	68,242	32,661	21,981	12,521	8,631	1,572
Realized gain (loss) on investments	45,361	510,852	(42,098)	(9,949)	686,446	1,422,909	(33,580)	59,952
Change in unrealized gain (loss) on investments	(1,375,307)	(556,432)	(91,919)	48,315	(5,145,468)	148,771	(1,927,700)	350,687
Reinvested capital gains	300,385	-	-	-	696,172	-	278,631	-

Net increase (decrease) in contract owners’ equity resulting from operations	(991,556)	(531)	(65,775)	71,027	(3,740,869)	1,584,201	(1,674,018)	412,211

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	113,315	133,766	217,091	35,325	(1,235)	26,424	440,182	442,168
Transfers between funds	(78,774)	(409,736)	746,500	36,554	(581,978)	(738,490)	919	824,237
Surrenders (note 6)	(164,876)	(218,369)	(63,756)	(52,612)	(642,694)	(1,237,535)	(173,818)	(352,754)
Death benefits (note 4)	(2,646)	(32,341)	-	(3,138)	(10,330)	(59,007)	(580)	(7,370)
Net policy repayments (loans) (note 5)	38,974	(56,271)	(180,914)	(11,805)	80,488	(133,378)	(9,276)	179,491
Deductions for surrender charges (note 2d)	(87)	(398)	-	-	-	(1,611)	-	(245)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(131,914)	(137,906)	(55,918)	(30,268)	(301,401)	(340,495)	(147,240)	(123,406)
Asset charges (note 3):
MSP contracts	(2,277)	(2,763)	(1,603)	(810)	(2,190)	(2,803)	(584)	(475)
SL contracts or LSFP contracts	(737)	(1,023)	(699)	(673)	(2,955)	(5,027)	(1,525)	(2,018)
Adjustments to maintain reserves	(222)	21	37	(117)	(339)	70	(128)	5

Net equity transactions	(229,244)	(725,020)	660,738	(27,544)	(1,462,634)	(2,491,852)	107,950	959,633

Net change in contract owners’ equity	(1,220,800)	(725,551)	594,963	43,483	(5,203,503)	(907,651)	(1,566,068)	1,371,844
Contract owners’ equity beginning of period	2,998,223	3,723,774	907,299	863,816	9,299,538	10,207,189	3,578,191	2,206,347

Contract owners’ equity end of period	$1,777,423	2,998,223	1,502,262	907,299	4,096,035	9,299,538	2,012,123	3,578,191

CHANGES IN UNITS:
Beginning units	209,942	261,470	75,086	78,218	371,658	455,896	210,562	152,658
Units purchased	33,035	22,872	79,940	35,571	13,788	73,717	50,689	110,858
Units redeemed	(53,572)	(74,400)	(28,199)	(38,703)	(88,838)	(157,955)	(45,701)	(52,954)

Ending units	189,405	209,942	126,827	75,086	296,608	371,658	215,550	210,562

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVMV1		ACVU1		ACVV		ACVVS1
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(4,120)	1,360	(2,632)	(3,189)	186,246	151,359	(7,845)	(3,330)
Realized gain (loss) on investments	(92,873)	40,686	(13,935)	8,692	(741,744)	635,161	(108,622)	70,230
Change in unrealized gain (loss) on investments	(191,264)	(94,273)	(311,349)	110,894	(3,596,820)	(2,727,985)	(895,565)	86,032
Reinvested capital gains	-	13,080	78,593	-	1,245,215	1,203,357	74,587	-

Net increase (decrease) in contract owners’ equity resulting from operations	(288,257)	(39,147)	(249,323)	116,397	(2,907,103)	(738,108)	(937,445)	152,932

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	53,510	64,969	18,162	17,833	419,705	576,999	126,698	58,493
Transfers between funds	28,432	550,648	(395,240)	374,123	(956,294)	(983,577)	93,610	1,616,035
Surrenders (note 6)	(96,405)	(45,347)	(25,226)	(24,736)	(1,014,677)	(877,514)	(77,465)	(794)
Death benefits (note 4)	-	(4,306)	-	-	(140,940)	(51,631)	(516)	-
Net policy repayments (loans) (note 5)	(1,263)	(7,193)	1,502	(15,111)	376,948	(151,157)	(12,903)	(30,428)
Deductions for surrender charges (note 2d)	-	-	-	-	(883)	(3,386)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(48,470)	(45,230)	(25,196)	(24,268)	(410,036)	(492,229)	(73,212)	(26,363)
Asset charges (note 3):
MSP contracts	(210)	(576)	(353)	(335)	(5,933)	(8,495)	(191)	(187)
SL contracts or LSFP contracts	(73)	(215)	(172)	(415)	(4,803)	(7,460)	(380)	(327)
Adjustments to maintain reserves	1,272	51	(142)	(10)	(372)	(22)	(93)	(6)

Net equity transactions	(63,207)	512,801	(426,665)	327,081	(1,737,285)	(1,998,472)	55,548	1,616,423

Net change in contract owners’ equity	(351,464)	473,654	(675,988)	443,478	(4,644,388)	(2,736,580)	(881,897)	1,769,355
Contract owners’ equity beginning of period	1,147,375	673,721	982,374	538,896	11,938,121	14,674,701	1,810,367	41,012

Contract owners’ equity end of period	$795,911	1,147,375	306,386	982,374	7,293,733	11,938,121	928,470	1,810,367

CHANGES IN UNITS:
Beginning units	87,462	49,904	76,046	50,294	489,190	569,670	105,106	3,316
Units purchased	8,484	51,251	3,239	37,950	25,724	107,240	17,711	105,829
Units redeemed	(15,391)	(13,693)	(38,529)	(12,198)	(107,509)	(187,720)	(17,364)	(4,039)

Ending units	80,555	87,462	40,756	76,046	407,405	489,190	105,453	105,106

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WVCP		WIEP		WSCP		DVSCS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$6,743	(5,020)	69,809	41,566	(37,008)	(63,195)	5,589	(3,385)
Realized gain (loss) on investments	(3,387)	108,670	272,365	652,817	380,793	684,930	(128,115)	168,213
Change in unrealized gain (loss) on investments	(311,364)	(126,367)	(3,273,541)	457,108	(3,562,897)	(729,126)	(642,274)	(260,015)
Reinvested capital gains	-	-	-	-	-	-	226,751	80,999

Net increase (decrease) in contract owners’ equity resulting from operations	(308,008)	(22,717)	(2,931,367)	1,151,491	(3,219,112)	(107,391)	(538,049)	(14,188)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	31,502	40,676	259,226	317,248	561,472	689,357	77,601	101,584
Transfers between funds	(51,220)	(77,335)	(294,235)	(723,999)	(402,015)	(629,296)	(45,427)	(137,368)
Surrenders (note 6)	(44,625)	(154,047)	(287,519)	(400,777)	(645,944)	(853,637)	(141,408)	(203,532)
Death benefits (note 4)	(1,506)	(15,380)	(8,170)	(33,962)	(24,127)	(25,797)	-	(6,109)
Net policy repayments (loans) (note 5)	16,835	40,474	(38,576)	(46,279)	10,729	68,471	9,125	(35,405)
Deductions for surrender charges (note 2d)	(25)	(105)	(2,332)	(352)	(2,686)	(630)	(5,101)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,272)	(32,438)	(311,117)	(324,550)	(499,662)	(530,735)	(71,732)	(76,070)
Asset charges (note 3):
MSP contracts	(284)	(471)	(3,692)	(4,522)	(2,774)	(3,662)	(1,496)	(1,925)
SL contracts or LSFP contracts	(497)	(929)	(2,329)	(6,224)	(3,704)	(7,369)	(1,082)	(1,922)
Adjustments to maintain reserves	(212)	47	(288)	52	(190)	(92)	(287)	51

Net equity transactions	(76,304)	(199,508)	(689,032)	(1,223,365)	(1,008,901)	(1,293,390)	(179,807)	(360,696)

Net change in contract owners’ equity	(384,312)	(222,225)	(3,620,399)	(71,874)	(4,228,013)	(1,400,781)	(717,856)	(374,884)
Contract owners’ equity beginning of period	715,672	937,897	7,562,306	7,634,180	9,962,287	11,363,068	1,772,968	2,147,852

Contract owners’ equity end of period	$331,360	715,672	3,941,907	7,562,306	5,734,274	9,962,287	1,055,112	1,772,968

CHANGES IN UNITS:
Beginning units	50,130	61,072	403,012	469,340	590,616	653,228	116,238	139,398
Units purchased	5,869	11,044	32,557	95,551	62,480	132,562	12,514	14,762
Units redeemed	(11,964)	(21,986)	(78,600)	(161,879)	(130,267)	(195,174)	(28,070)	(37,922)

Ending units	44,035	50,130	356,969	403,012	522,829	590,616	100,682	116,238

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSIF		DCAP		DSC		DGI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$861,818	847,047	67,476	58,121	502	561	3,132	4,949
Realized gain (loss) on investments	(676,962)	14,949	42,297	393,679	(30,430)	1,530	18,536	78,485
Change in unrealized gain (loss) on investments	(24,590,637)	2,668,625	(2,098,237)	(74,888)	(36,247)	(63,224)	(1,161,371)	(14,780)
Reinvested capital gains	-	-	351,174	-	8,018	37,460	229,922	107,884

Net increase (decrease) in contract owners’ equity resulting from operations	(24,405,781)	3,530,621	(1,637,290)	376,912	(58,157)	(23,673)	(909,781)	176,538

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,126,985	3,670,007	252,170	272,701	36,063	21,945	109,072	123,182
Transfers between funds	(4,069,904)	(3,139,761)	32,808	(670,433)	(30,448)	(102,081)	4,754	(77,069)
Surrenders (note 6)	(3,766,811)	(6,154,095)	(275,680)	(312,989)	(18,330)	(47,261)	(58,062)	(103,244)
Death benefits (note 4)	(246,150)	(412,680)	(7,868)	(17,316)	-	-	(13,477)	-
Net policy repayments (loans) (note 5)	139,051	213,150	6,252	(1,192)	153	(9,423)	(11,179)	(19,680)
Deductions for surrender charges (note 2d)	(12,453)	(18,138)	(595)	(1,254)	-	(432)	(195)	(599)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,030,123)	(3,229,990)	(219,484)	(215,276)	(13,710)	(17,251)	(116,905)	(116,217)
Asset charges (note 3):
MSP contracts	(22,106)	(29,838)	(900)	(1,061)	-	(19)	(956)	(1,663)
SL contracts or LSFP contracts	(36,340)	(62,431)	(4,798)	(6,678)	(17)	(48)	(2,164)	(3,507)
Adjustments to maintain reserves	(1,537)	(572)	(267)	56	(89)	(42)	(192)	(46)

Net equity transactions	(7,919,388)	(9,164,348)	(218,362)	(953,442)	(26,378)	(154,612)	(89,304)	(198,843)

Net change in contract owners’ equity	(32,325,169)	(5,633,727)	(1,855,652)	(576,530)	(84,535)	(178,285)	(999,085)	(22,305)
Contract owners’ equity beginning of period	70,721,716	76,355,443	5,557,552	6,134,082	194,755	373,040	2,292,066	2,314,371

Contract owners’ equity end of period	$38,396,547	70,721,716	3,701,900	5,557,552	110,220	194,755	1,292,981	2,292,066

CHANGES IN UNITS:
Beginning units	2,329,576	2,637,338	344,084	401,382	14,274	24,156	140,806	155,594
Units purchased	253,595	462,178	52,883	49,115	3,034	3,339	25,510	42,891
Units redeemed	(541,115)	(769,940)	(67,508)	(106,413)	(4,300)	(13,221)	(32,835)	(57,679)

Ending units	2,042,056	2,329,576	329,459	344,084	13,008	14,274	133,481	140,806

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FALF		FVCA2P		FVMOS		FQB
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$1,391	1,857	(83)	(8)	1,713	4	62,172	56,135
Realized gain (loss) on investments	(6,372)	(3,047)	(1,933)	1,720	(6,805)	(57)	(29,219)	(23,235)
Change in unrealized gain (loss) on investments	(70,329)	(37,768)	(4,817)	(1,071)	1,426	27	(151,981)	25,413
Reinvested capital gains	30,551	21,161	292	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(44,759)	(17,797)	(6,541)	641	(3,666)	(26)	(119,028)	58,313

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,639	5,363	1,408	562	22,242	140	55,108	50,537
Transfers between funds	(8,031)	(49,599)	36,480	4,043	236,765	3,406	312,248	(90,971)
Surrenders (note 6)	-	-	-	(882)	-	-	(46,475)	(31,850)
Death benefits (note 4)	-	-	-	-	-	-	(5,653)	(13,509)
Net policy repayments (loans) (note 5)	-	-	537	870	592	-	(60,672)	(21,626)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	(269)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,893)	(4,408)	(749)	(386)	(8,251)	(154)	(66,843)	(60,951)
Asset charges (note 3):
MSP contracts	-	-	-	-	(486)	-	(1,605)	(1,680)
SL contracts or LSFP contracts	-	(43)	-	-	-	-	(485)	(412)
Adjustments to maintain reserves	(117)	(45)	(72)	(8)	(55)	21	137	37

Net equity transactions	(6,402)	(48,732)	37,604	4,199	250,807	3,413	185,760	(170,694)

Net change in contract owners’ equity	(51,161)	(66,529)	31,063	4,840	247,141	3,387	66,732	(112,381)
Contract owners’ equity beginning of period	136,316	202,845	14,339	9,499	3,387	-	1,248,277	1,360,658

Contract owners’ equity end of period	$85,155	136,316	45,402	14,339	250,528	3,387	1,315,009	1,248,277

CHANGES IN UNITS:
Beginning units	9,128	12,188	880	638	334	-	99,552	113,684
Units purchased	1,432	434	3,131	325	25,578	353	34,398	14,666
Units redeemed	(1,926)	(3,494)	(75)	(83)	(980)	(19)	(20,456)	(28,798)

Ending units	8,634	9,128	3,936	880	24,932	334	113,494	99,552

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEIP		FGP		FHIP		FHIPR
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$1,062,247	927,168	144,446	172,894	1,044,676	1,208,463	158,631	130,249
Realized gain (loss) on investments	(1,435,329)	1,361,670	(2,562,727)	(937,536)	(425,055)	(179,956)	(85,512)	(4,444)
Change in unrealized gain (loss) on investments	(29,497,045)	(7,496,224)	(38,836,729)	20,372,292	(4,147,025)	(589,939)	(534,596)	(133,142)
Reinvested capital gains	60,582	6,185,875	-	75,097	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(29,809,545)	978,489	(41,255,010)	19,682,747	(3,527,404)	438,568	(461,477)	(7,337)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,813,064	3,345,212	4,538,552	5,096,379	26,129	461,252	787,514	615,225
Transfers between funds	(2,139,955)	(835,153)	(2,886,422)	(2,056,318)	(100,301)	(2,976,142)	48,558	1,026,834
Surrenders (note 6)	(3,825,474)	(4,740,013)	(4,410,207)	(5,366,336)	(491,902)	(1,034,168)	(253,439)	(184,653)
Death benefits (note 4)	(478,240)	(688,300)	(348,101)	(434,382)	(290,416)	(303,082)	(8,388)	(2,404)
Net policy repayments (loans) (note 5)	203,693	(363,676)	229,705	338,138	(196,326)	(172,479)	275,342	242,086
Deductions for surrender charges (note 2d)	(2,895)	(8,911)	(6,936)	(13,222)	(607)	(657)	(121)	(19)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,111,920)	(3,367,164)	(4,253,155)	(4,194,506)	(675,186)	(785,072)	(234,636)	(77,612)
Asset charges (note 3):
MSP contracts	(25,842)	(36,311)	(18,218)	(22,609)	(7,931)	(10,762)	(909)	(369)
SL contracts or LSFP contracts	(14,785)	(28,153)	(18,333)	(28,479)	(4,924)	(8,257)	-	-
Adjustments to maintain reserves	(502)	(215)	(2,678)	(5,751)	(252)	(16)	(67)	482

Net equity transactions	(6,582,856)	(6,722,684)	(7,175,793)	(6,687,086)	(1,741,716)	(4,829,383)	613,854	1,619,570

Net change in contract owners’ equity	(36,392,401)	(5,744,195)	(48,430,803)	12,995,661	(5,269,120)	(4,390,815)	152,377	1,612,233
Contract owners’ equity beginning of period	73,621,934	79,366,129	91,759,902	78,764,241	15,567,413	19,958,228	1,612,233	-

Contract owners’ equity end of period	$37,229,533	73,621,934	43,329,099	91,759,902	10,298,293	15,567,413	1,764,610	1,612,233

CHANGES IN UNITS:
Beginning units	1,670,486	1,852,320	2,229,562	2,405,354	652,970	819,864	163,580	-
Units purchased	109,912	217,529	145,627	331,094	56,426	55,028	125,038	178,928
Units redeemed	(311,893)	(399,363)	(392,374)	(506,886)	(111,239)	(221,922)	(49,004)	(15,348)

Ending units	1,468,505	1,670,486	1,982,815	2,229,562	598,157	652,970	239,614	163,580

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FOP		FOSR		FAMP		FCP
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$244,292	476,743	118,681	151,223	352,026	1,126,076	247,457	255,793
Realized gain (loss) on investments	842,010	1,598,468	(129,120)	323,040	(847,773)	(148,700)	(1,708,440)	2,101,789
Change in unrealized gain (loss) on investments	(9,754,261)	(557,205)	(3,608,460)	(23,209)	(7,205,671)	1,290,334	(31,467,403)	(9,286,236)
Reinvested capital gains	1,659,711	1,185,300	603,345	366,243	1,825,304	573,845	1,775,353	18,328,735

Net increase (decrease) in contract owners’ equity resulting from operations	(7,008,248)	2,703,306	(3,015,554)	817,297	(5,876,114)	2,841,555	(31,153,033)	11,400,081

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	12	(4,110)	793,422	863,147	797,558	985,595	2,551,876	3,016,116
Transfers between funds	(681,569)	(880,656)	603,939	(124,894)	(672,840)	(594,319)	(1,501,664)	(1,839,315)
Surrenders (note 6)	(962,876)	(1,020,631)	(356,406)	(603,929)	(1,195,351)	(1,330,995)	(3,830,157)	(3,919,910)
Death benefits (note 4)	(67,621)	(55,402)	(20,404)	(5,818)	(134,979)	(381,570)	(337,563)	(201,440)
Net policy repayments (loans) (note 5)	(150,550)	(176,753)	164,641	258,317	20,757	110,306	(127,983)	(426,311)
Deductions for surrender charges (note 2d)	(3,181)	(34)	(786)	(60)	(220)	(672)	(4,943)	(15,133)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(470,276)	(520,895)	(354,973)	(314,836)	(907,220)	(854,572)	(2,652,418)	(2,679,960)
Asset charges (note 3):
MSP contracts	(4,292)	(6,114)	(1,087)	(985)	(5,212)	(6,246)	(23,665)	(28,893)
SL contracts or LSFP contracts	(5,107)	(9,752)	(2,604)	(3,861)	(2,897)	(3,966)	(24,523)	(37,323)
Adjustments to maintain reserves	420	(1,184)	(2,049)	(8)	(413)	(22)	(672)	303

Net equity transactions	(2,345,040)	(2,675,531)	823,693	67,073	(2,100,817)	(2,076,461)	(5,951,712)	(6,131,866)

Net change in contract owners’ equity	(9,353,288)	27,775	(2,191,861)	884,370	(7,976,931)	765,094	(37,104,745)	5,268,215
Contract owners’ equity beginning of period	17,304,153	17,276,378	6,042,732	5,158,362	21,052,452	20,287,358	76,170,126	70,901,911

Contract owners’ equity end of period	$7,950,865	17,304,153	3,850,871	6,042,732	13,075,521	21,052,452	39,065,381	76,170,126

CHANGES IN UNITS:
Beginning units	549,270	643,078	354,418	353,120	723,126	809,630	2,042,344	2,222,974
Units purchased	4,086	32,409	120,175	104,148	40,854	81,680	206,695	391,794
Units redeemed	(96,404)	(126,217)	(70,302)	(102,850)	(122,741)	(168,184)	(434,801)	(572,424)

Ending units	456,952	549,270	404,291	354,418	641,239	723,126	1,814,238	2,042,344

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FIGBS		FGOP		FMCS		FVSS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$135,375	128,235	(4,605)	(26,879)	(14,679)	14,529	2,107	5,255
Realized gain (loss) on investments	(50,645)	1,955	88,819	342,984	(333,004)	397,690	(156,651)	112,161
Change in unrealized gain (loss) on investments	(200,795)	607	(2,525,563)	569,338	(5,204,756)	90,453	(780,745)	(237,678)
Reinvested capital gains	2,999	-	-	-	1,450,355	879,087	238,185	196,544

Net increase (decrease) in contract owners’ equity resulting from operations	(113,066)	130,797	(2,441,349)	885,443	(4,102,084)	1,381,759	(697,104)	76,282

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	198,817	178,197	227,860	240,727	516,035	550,803	45,258	61,110
Transfers between funds	(186,724)	182,392	40,154	(105,380)	302,262	(92,253)	(53,255)	(216,363)
Surrenders (note 6)	(114,598)	(65,858)	(207,748)	(236,382)	(728,349)	(372,320)	(40,749)	(82,877)
Death benefits (note 4)	(40,634)	-	(2,278)	-	(15,236)	(3,026)	(11,692)	(1,159)
Net policy repayments (loans) (note 5)	4,970	(14,024)	11,057	(67,773)	(60,723)	(104,821)	13,061	(22,592)
Deductions for surrender charges (note 2d)	-	-	(2,538)	(1,059)	(3,819)	(1,561)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(188,565)	(232,528)	(180,283)	(183,430)	(401,950)	(384,224)	(37,145)	(54,693)
Asset charges (note 3):
MSP contracts	(1,605)	(1,461)	(1,144)	(1,480)	(3,783)	(3,898)	(329)	(770)
SL contracts or LSFP contracts	(1,176)	(1,338)	(2,580)	(3,953)	(1,463)	(2,782)	(1,618)	(2,246)
Adjustments to maintain reserves	(97)	(24)	(158)	44	(59)	(329)	(168)	7

Net equity transactions	(329,612)	45,356	(117,658)	(358,686)	(397,085)	(414,411)	(86,637)	(319,583)

Net change in contract owners’ equity	(442,678)	176,153	(2,559,007)	526,757	(4,499,169)	967,348	(783,741)	(243,301)
Contract owners’ equity beginning of period	3,556,530	3,380,377	4,488,015	3,961,258	10,444,313	9,476,965	1,421,339	1,664,640

Contract owners’ equity end of period	$3,113,852	3,556,530	1,929,008	4,488,015	5,945,144	10,444,313	637,598	1,421,339

CHANGES IN UNITS:
Beginning units	307,614	303,418	308,836	334,824	396,358	413,956	85,958	106,224
Units purchased	22,341	46,008	85,131	78,231	61,062	90,946	7,020	11,256
Units redeemed	(50,320)	(41,812)	(96,391)	(104,219)	(82,781)	(108,544)	(13,751)	(31,522)

Ending units	279,635	307,614	297,576	308,836	374,639	396,358	79,227	85,958

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FNRS2		FF10S		FF20S		FF30S
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(32,398)	(20,760)	16,349	22,444	19,591	12,341	9,144	10,838
Realized gain (loss) on investments	(84,046)	178,169	(107,080)	9,267	(15,489)	38,688	(63,287)	10,950
Change in unrealized gain (loss) on investments	(4,157,163)	1,369,655	(120,059)	(22,637)	(354,048)	(17,734)	(263,829)	(1,752)
Reinvested capital gains	211,141	287,074	33,809	20,602	43,814	21,697	44,634	23,865

Net increase (decrease) in contract owners’ equity resulting from operations	(4,062,466)	1,814,138	(176,981)	29,676	(306,132)	54,992	(273,338)	43,901

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	275,297	236,470	23,486	25,341	25,881	23,421	54,063	21,416
Transfers between funds	393,308	1,516,011	(222,307)	753,886	256,224	397,528	46,006	323,165
Surrenders (note 6)	(299,160)	(149,865)	(23,664)	(2,014)	(12,565)	(30,647)	(51,447)	(6,361)
Death benefits (note 4)	(2,288)	(55,715)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(111,550)	(64,753)	(3,491)	(3,356)	2,999	1,489	435	(35,136)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(307,759)	(189,056)	(22,378)	(10,241)	(31,764)	(23,137)	(37,189)	(19,998)
Asset charges (note 3):
MSP contracts	(2,789)	(3,537)	(802)	(936)	(1,265)	(1,434)	(90)	-
SL contracts or LSFP contracts	(1,300)	(1,167)	-	-	-	-	-	-
Adjustments to maintain reserves	(1,568)	140	(66)	4	(85)	(2)	(91)	40

Net equity transactions	(57,809)	1,288,528	(249,222)	762,684	239,425	367,218	11,687	283,126

Net change in contract owners’ equity	(4,120,275)	3,102,666	(426,203)	792,360	(66,707)	422,210	(261,651)	327,027
Contract owners’ equity beginning of period	7,081,477	3,978,811	1,025,198	232,838	783,039	360,829	692,538	365,511

Contract owners’ equity end of period	$2,961,202	7,081,477	598,995	1,025,198	716,332	783,039	430,887	692,538

CHANGES IN UNITS:
Beginning units	312,864	254,880	80,584	19,770	57,904	29,288	49,338	28,804
Units purchased	37,184	123,855	11,357	72,628	24,896	42,255	21,611	26,460
Units redeemed	(61,680)	(65,871)	(28,907)	(11,814)	(3,742)	(13,639)	(20,976)	(5,926)

Ending units	288,368	312,864	63,034	80,584	79,058	57,904	49,973	49,338

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FTVDM3		TIF		TIF3		FTVFA2
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$41,943	38,311	14,001	17,453	42,403	33,983	288	-
Realized gain (loss) on investments	(185,209)	148,740	(342)	156,031	13,770	62,901	(105)	-
Change in unrealized gain (loss) on investments	(1,423,821)	177,835	(376,971)	(74,954)	(1,292,270)	97,283	(537)	-
Reinvested capital gains	372,119	168,029	61,369	47,573	199,441	95,906	295	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,194,968)	532,915	(301,943)	146,103	(1,036,656)	290,073	(59)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	103,140	104,622	11	(188)	123,082	142,842	(260)	-
Transfers between funds	(943,069)	939,170	(55,306)	(370,182)	(140,802)	843,210	10,761	-
Surrenders (note 6)	(87,764)	(101,367)	(48,047)	(30,370)	(147,861)	(73,968)	-	-
Death benefits (note 4)	(7,839)	-	-	(5,314)	-	(1,414)	-	-
Net policy repayments (loans) (note 5)	(3,202)	(19,847)	(9,109)	(10,707)	(7,946)	(27,364)	-	-
Deductions for surrender charges (note 2d)	-	(679)	(2,404)	(45)	(301)	(120)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(84,089)	(75,532)	(26,984)	(28,623)	(68,206)	(63,688)	(142)	-
Asset charges (note 3):
MSP contracts	(848)	(1,810)	(467)	(634)	(2,234)	(2,771)	-	-
SL contracts or LSFP contracts	(250)	(232)	(254)	(499)	(533)	(780)	-	-
Adjustments to maintain reserves	31	61	(146)	(10)	(150)	57	(13)	-

Net equity transactions	(1,023,890)	844,386	(142,706)	(446,572)	(244,951)	816,004	10,346	-

Net change in contract owners’ equity	(2,218,858)	1,377,301	(444,649)	(300,469)	(1,281,607)	1,106,077	10,287	-
Contract owners’ equity beginning of period	3,040,066	1,662,765	822,933	1,123,402	2,714,617	1,608,540	-	-

Contract owners’ equity end of period	$821,208	3,040,066	378,284	822,933	1,433,010	2,714,617	10,287	-

CHANGES IN UNITS:
Beginning units	145,952	102,256	34,294	54,046	173,600	118,236	-	-
Units purchased	7,839	65,822	3,280	297	11,553	78,871	1,574	-
Units redeemed	(70,037)	(22,126)	(11,071)	(20,049)	(30,758)	(23,507)	(23)	-

Ending units	83,754	145,952	26,503	34,294	154,395	173,600	1,551	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FTVGI3		FTVIS2		FTVRDI		FTVSVI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$93,394	22,019	51,627	23,825	53,608	87,922	25,713	11,010
Realized gain (loss) on investments	50,067	15,598	(64,802)	13,833	(12,080)	236,056	(22,002)	121,458
Change in unrealized gain (loss) on investments	(67,057)	52,885	(360,161)	(35,376)	(1,132,566)	(509,454)	(1,291,291)	(487,268)
Reinvested capital gains	-	-	23,851	5,256	26,328	63,951	221,202	244,614

Net increase (decrease) in contract owners’ equity resulting from operations	76,404	90,502	(349,485)	7,538	(1,064,710)	(121,525)	(1,066,378)	(110,186)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	250,447	32,923	42,077	70,039	212,811	272,661	203,293	224,756
Transfers between funds	912,720	1,255,440	(77,738)	952,227	18,186	(163,233)	232,636	(173,214)
Surrenders (note 6)	(32,712)	(1,941)	(80,825)	(43,889)	(201,613)	(172,228)	(176,054)	(145,104)
Death benefits (note 4)	-	-	-	-	(13,279)	(46,742)	(282)	-
Net policy repayments (loans) (note 5)	(197,317)	(4,789)	(8,243)	(13,203)	22,813	(40,458)	(59,739)	(25,660)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(574)	-	(680)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(63,877)	(19,616)	(52,114)	(34,928)	(135,536)	(143,395)	(97,133)	(110,151)
Asset charges (note 3):
MSP contracts	(1,176)	(352)	(691)	(1,146)	(831)	(1,073)	(442)	(455)
SL contracts or LSFP contracts	(343)	(293)	-	-	(1,387)	(2,169)	(294)	(826)
Adjustments to maintain reserves	(147)	16	(54)	(19)	(182)	(3)	(169)	(58)

Net equity transactions	867,595	1,261,388	(177,588)	929,081	(99,018)	(297,214)	101,816	(231,392)

Net change in contract owners’ equity	943,999	1,351,890	(527,073)	936,619	(1,163,728)	(418,739)	(964,562)	(341,578)
Contract owners’ equity beginning of period	1,736,986	385,096	1,264,511	327,892	4,053,623	4,472,362	3,129,427	3,471,005

Contract owners’ equity end of period	$2,680,985	1,736,986	737,438	1,264,511	2,889,895	4,053,623	2,164,865	3,129,427

CHANGES IN UNITS:
Beginning units	142,098	34,906	109,552	29,332	255,322	274,062	154,814	167,288
Units purchased	91,956	121,204	8,698	93,663	44,208	63,863	34,091	23,689
Units redeemed	(26,527)	(14,012)	(26,915)	(13,443)	(49,267)	(82,603)	(28,618)	(36,163)

Ending units	207,527	142,098	91,335	109,552	250,263	255,322	160,287	154,814

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JABS		JACAS		JAGTS		JARLCS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$12,118	3,661	(23,589)	(12,099)	(4,256)	(2,073)	239	(393)
Realized gain (loss) on investments	(77,884)	42,047	402,342	439,151	69,988	115,877	(8,502)	8,842
Change in unrealized gain (loss) on investments	(113,967)	(18,385)	(2,952,629)	540,465	(654,669)	112,471	(54,132)	4,969
Reinvested capital gains	45,702	-	-	-	-	-	7,105	1,665

Net increase (decrease) in contract owners’ equity resulting from operations	(134,031)	27,323	(2,573,876)	967,517	(588,937)	226,275	(55,290)	15,083

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,553	7,970	298,610	157,602	88,255	83,566	13,530	17,395
Transfers between funds	329,429	(35,563)	1,517,687	1,024,588	(110,098)	117,012	1,291	(45,858)
Surrenders (note 6)	(1,950)	-	(289,197)	(154,881)	(46,680)	(75,283)	(1,224)	-
Death benefits (note 4)	-	-	(1,287)	(16,240)	(284)	(9,228)	-	-
Net policy repayments (loans) (note 5)	(2,033)	(1,557)	(42,355)	(59,764)	(5,520)	23,631	103	(19,138)
Deductions for surrender charges (note 2d)	-	-	(395)	(406)	-	(517)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,543)	(8,193)	(200,420)	(123,844)	(49,512)	(49,328)	(11,490)	(14,732)
Asset charges (note 3):
MSP contracts	(81)	(272)	(1,140)	(1,083)	(487)	(573)	(4)	(93)
SL contracts or LSFP contracts	(226)	-	(2,972)	(2,052)	(1,239)	(1,411)	(42)	(109)
Adjustments to maintain reserves	(155)	50	(1,846)	52	(77)	15	(141)	(20)

Net equity transactions	319,994	(37,565)	1,276,685	823,972	(125,642)	87,884	2,023	(62,555)

Net change in contract owners’ equity	185,963	(10,242)	(1,297,191)	1,791,489	(714,579)	314,159	(53,267)	(47,472)
Contract owners’ equity beginning of period	261,785	272,027	4,278,869	2,487,380	1,386,862	1,072,703	150,301	197,773

Contract owners’ equity end of period	$447,748	261,785	2,981,678	4,278,869	672,283	1,386,862	97,034	150,301

CHANGES IN UNITS:
Beginning units	17,140	19,476	358,074	285,306	265,442	249,722	8,172	11,346
Units purchased	19,409	4,527	167,777	180,836	28,274	82,861	1,936	2,233
Units redeemed	(1,510)	(6,863)	(76,441)	(108,068)	(63,688)	(67,141)	(1,804)	(5,407)

Ending units	35,039	17,140	449,410	358,074	230,028	265,442	8,304	8,172

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JAIGS		JAIGS2		AMTB		MIGIC
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$84,540	(9,182)	122,804	(3,985)	132,547	79,945	36	(658)
Realized gain (loss) on investments	63,421	1,313,259	(109,102)	548,537	(80,350)	(40,669)	(349)	18,026
Change in unrealized gain (loss) on investments	(3,103,948)	(135,689)	(4,262,223)	655,312	(532,398)	120,290	(101,581)	9,766
Reinvested capital gains	555,219	-	806,091	-	-	-	9,401	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,400,768)	1,168,388	(3,442,430)	1,199,864	(480,201)	159,566	(92,493)	27,134

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	24,832	808,580	431,309	324,636	112,203	141,453	14,179	17,082
Transfers between funds	(307,655)	(994,215)	396,020	2,261,046	(140,823)	135,383	6,440	(41,308)
Surrenders (note 6)	(79,929)	(1,058,520)	(342,714)	(99,526)	(415,631)	(325,168)	(29,080)	(40,051)
Death benefits (note 4)	(71)	(16,090)	(12,596)	(18,717)	(20,590)	(314)	-	-
Net policy repayments (loans) (note 5)	(32,493)	(95,616)	(136,042)	(78,857)	218,018	(85,061)	21,584	6,014
Deductions for surrender charges (note 2d)	(86)	672	(3,119)	-	-	(147)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(143,803)	(155,820)	(263,886)	(185,825)	(152,021)	(137,326)	(12,556)	(13,459)
Asset charges (note 3):
MSP contracts	(747)	(988)	(1,465)	(2,178)	(4,543)	(5,401)	-	-
SL contracts or LSFP contracts	(5,288)	(6,331)	-	-	(946)	(1,565)	(68)	(85)
Adjustments to maintain reserves	(220)	108	(137)	11	(380)	51	(115)	53

Net equity transactions	(545,460)	(1,518,220)	67,370	2,200,590	(404,713)	(278,095)	384	(71,754)

Net change in contract owners’ equity	(2,946,228)	(349,832)	(3,375,060)	3,400,454	(884,914)	(118,529)	(92,109)	(44,620)
Contract owners’ equity beginning of period	4,878,901	5,228,733	6,298,343	2,897,889	3,656,758	3,775,287	239,891	284,511

Contract owners’ equity end of period	$1,932,673	4,878,901	2,923,283	6,298,343	2,771,844	3,656,758	147,782	239,891

CHANGES IN UNITS:
Beginning units	279,678	380,508	426,652	250,138	194,058	215,938	15,528	20,452
Units purchased	6,971	22,947	75,179	254,072	24,107	35,224	1,989	3,803
Units redeemed	(54,063)	(123,777)	(85,256)	(77,558)	(50,677)	(57,104)	(2,276)	(8,727)

Ending units	232,586	279,678	416,575	426,652	167,488	194,058	15,241	15,528

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MVFIC		GVAAA2		GVABD2		GVAGG2
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$8,703	4,523	23,983	14,440	59,880	48,303	32,366	26,693
Realized gain (loss) on investments	(120,418)	103,368	(60,518)	9,010	(63,167)	8,655	(56,626)	30,261
Change in unrealized gain (loss) on investments	(690,613)	(52,992)	(373,002)	(652)	(145,166)	(41,696)	(716,844)	90,156
Reinvested capital gains	56,873	19,114	14,350	372	1,035	-	49,565	-

Net increase (decrease) in contract owners’ equity resulting from operations	(745,455)	74,013	(395,187)	23,170	(147,418)	15,262	(691,539)	147,110

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	139,702	65,786	57,923	37,287	97,393	33,756	133,746	80,742
Transfers between funds	1,030,188	378,505	422,134	621,660	671,905	517,779	306,882	529,333
Surrenders (note 6)	(166,254)	(47,779)	(44,977)	(31,288)	(283,265)	(6,547)	(81,865)	(100,578)
Death benefits (note 4)	(2,485)	(6,837)	(28,159)	-	(29,020)	-	-	-
Net policy repayments (loans) (note 5)	(5,353)	(34,173)	(21,057)	(10,199)	(17,817)	449	(24,696)	(19,513)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(26)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(70,869)	(33,930)	(40,829)	(25,291)	(35,890)	(14,433)	(56,028)	(37,838)
Asset charges (note 3):
MSP contracts	(283)	(336)	(1,707)	(1,518)	(736)	(204)	(1,073)	(713)
SL contracts or LSFP contracts	(663)	(934)	-	-	-	-	-	-
Adjustments to maintain reserves	(195)	38	(109)	37	(55)	4	(108)	(3)

Net equity transactions	923,788	320,340	343,219	590,688	402,515	530,804	276,832	451,430

Net change in contract owners’ equity	178,333	394,353	(51,968)	613,858	255,097	546,066	(414,707)	598,540
Contract owners’ equity beginning of period	1,335,865	941,512	988,641	374,783	904,666	358,600	1,489,047	890,507

Contract owners’ equity end of period	$1,514,198	1,335,865	936,673	988,641	1,159,763	904,666	1,074,340	1,489,047

CHANGES IN UNITS:
Beginning units	68,932	52,354	88,906	35,632	84,040	34,162	121,136	82,430
Units purchased	57,510	35,803	49,788	64,078	60,365	56,189	40,580	52,897
Units redeemed	(9,968)	(19,225)	(18,206)	(10,804)	(24,258)	(6,311)	(18,582)	(14,191)

Ending units	116,474	68,932	120,488	88,906	120,147	84,040	143,134	121,136

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVAGR2		GVAGI2		NVCRA1		NVCRB1
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$22,997	1,112	12,810	3,988	554	-	959	-
Realized gain (loss) on investments	2,867	30,464	(46,688)	37	(75)	-	(33,841)	-
Change in unrealized gain (loss) on investments	(920,627)	67,722	(282,018)	(10,159)	(6,387)	-	(8,167)	-
Reinvested capital gains	88,613	352	239	-	2,722	-	518	-

Net increase (decrease) in contract owners’ equity resulting from operations	(806,150)	99,650	(315,657)	(6,134)	(3,186)	-	(40,531)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	88,801	87,108	27,425	35,251	1,150	-	710	-
Transfers between funds	452,776	870,992	609,116	332,866	127,836	-	149,909	-
Surrenders (note 6)	(142,604)	(25,662)	(65,858)	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(23,303)	(32,080)	(20,134)	(1,963)	-	-	621	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(70,867)	(44,057)	(12,362)	(1,218)	(783)	-	(5,144)	-
Asset charges (note 3):
MSP contracts	(433)	(198)	(135)	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(69)	15	(50)	25	(12)	-	(15)	-

Net equity transactions	304,301	856,118	538,002	364,961	128,191	-	146,081	-

Net change in contract owners’ equity	(501,849)	955,768	222,345	358,827	125,005	-	105,550	-
Contract owners’ equity beginning of period	1,602,351	646,583	358,827	-	-	-	-	-

Contract owners’ equity end of period	$1,100,502	1,602,351	581,172	358,827	125,005	-	105,550	-

CHANGES IN UNITS:
Beginning units	139,420	62,626	36,398	-	-	-	-	-
Units purchased	58,152	87,199	64,533	36,717	19,679	-	13,966	-
Units redeemed	(25,031)	(10,405)	(5,287)	(319)	(120)	-	(727)	-

Ending units	172,541	139,420	95,644	36,398	19,559	-	13,239	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$1,803	-	528	-	3,605	-	810	-
Realized gain (loss) on investments	(1,469)	-	(179)	-	(6,005)	-	(824)	-
Change in unrealized gain (loss) on investments	(52,084)	-	(3,190)	-	(73,105)	-	(21,419)	-
Reinvested capital gains	1,368	-	85	-	2,532	-	956	-

Net increase (decrease) in contract owners’ equity resulting from operations	(50,382)	-	(2,756)	-	(72,973)	-	(20,477)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,297	-	1,292	-	316	-	2,596	-
Transfers between funds	194,195	-	52,137	-	468,436	-	108,687	-
Surrenders (note 6)	-	-	-	-	(10,107)	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	2,944	-	(3,342)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,965)	-	(1,040)	-	(11,579)	-	(2,486)	-
Asset charges (note 3):
MSP contracts	-	-	(15)	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(7)	-	(16)	-	(22)	-	(13)	-

Net equity transactions	193,520	-	52,358	-	449,988	-	105,442	-

Net change in contract owners’ equity	143,138	-	49,602	-	377,015	-	84,965	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$143,138	-	49,602	-	377,015	-	84,965	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	20,274	-	5,562	-	52,939	-	13,039	-
Units redeemed	(493)	-	(117)	-	(3,349)	-	(661)	-

Ending units	19,781	-	5,445	-	49,590	-	12,378	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCMC1		NVCBD1		HIBF		HIBF3
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$503	-	256	-	14,628	15,779	79,852	47,409
Realized gain (loss) on investments	(148)	-	(158)	-	(11,408)	249	(92,752)	(6,384)
Change in unrealized gain (loss) on investments	223	-	75	-	(54,160)	(9,291)	(254,774)	(35,536)
Reinvested capital gains	192	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	770	-	173	-	(50,940)	6,737	(267,674)	5,489

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,182	-	151	-	-	(28)	140,722	102,999
Transfers between funds	63,638	-	16,262	-	(12,333)	(43,864)	249,188	301,379
Surrenders (note 6)	-	-	-	-	(15,075)	(7,418)	(26,471)	(81,540)
Death benefits (note 4)	-	-	-	-	(1,827)	-	(6,247)	-
Net policy repayments (loans) (note 5)	383	-	-	-	(609)	(1,235)	(6,332)	58,637
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	(10)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,103)	-	(239)	-	(7,297)	(8,755)	(39,580)	(30,077)
Asset charges (note 3):
MSP contracts	-	-	-	-	(491)	(548)	(577)	(478)
SL contracts or LSFP contracts	-	-	-	-	(136)	(175)	(219)	(126)
Adjustments to maintain reserves	(3)	-	(2)	-	(131)	(22)	(118)	(15)

Net equity transactions	64,097	-	16,172	-	(37,899)	(62,045)	310,366	350,769

Net change in contract owners’ equity	64,867	-	16,345	-	(88,839)	(55,308)	42,692	356,258
Contract owners’ equity beginning of period	-	-	-	-	201,776	257,084	662,689	306,431

Contract owners’ equity end of period	$64,867	-	16,345	-	112,937	201,776	705,381	662,689

CHANGES IN UNITS:
Beginning units	-	-	-	-	14,354	18,872	55,808	26,516
Units purchased	8,004	-	1,674	-	170	1,232	37,019	37,221
Units redeemed	(231)	-	(25)	-	(3,357)	(5,750)	(9,871)	(7,929)

Ending units	7,773	-	1,649	-	11,167	14,354	82,956	55,808

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEM		GEM3		GVGU1		GIG
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$8,890	(224)	37,390	11,173	41,914	42,295	11,191	(8,268)
Realized gain (loss) on investments	367,426	249,154	(36,098)	493,271	(221,691)	287,351	(145,125)	440,692
Change in unrealized gain (loss) on investments	(2,413,728)	491,434	(5,531,866)	741,466	(522,176)	(356,418)	(1,093,489)	(153,096)
Reinvested capital gains	409,664	301,255	1,178,652	488,860	21,235	421,869	237,212	203,237

Net increase (decrease) in contract owners’ equity resulting from operations	(1,627,748)	1,041,619	(4,351,922)	1,734,770	(680,718)	395,097	(990,211)	482,565

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,094	198	331,324	413,503	98,291	91,867	50,189	220,200
Transfers between funds	(790,405)	434,873	(326,453)	3,408,357	(402,582)	(466,133)	(835,423)	216,474
Surrenders (note 6)	(90,982)	(44,565)	(461,432)	(239,734)	(102,044)	(147,504)	(65,164)	(98,278)
Death benefits (note 4)	(21,723)	-	(1,845)	-	-	(4,445)	-	(4,622)
Net policy repayments (loans) (note 5)	(16,344)	(71,267)	(50,698)	(47,217)	(12,823)	48,201	4,527	(52,343)
Deductions for surrender charges (note 2d)	-	-	(1,379)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(71,516)	(72,679)	(246,421)	(172,952)	(62,152)	(80,736)	(62,936)	(68,672)
Asset charges (note 3):
MSP contracts	-	-	(2,302)	(2,942)	(584)	(836)	(432)	(404)
SL contracts or LSFP contracts	(612)	(1,217)	(2,697)	(3,120)	(1,658)	(1,643)	(673)	(1,112)
Adjustments to maintain reserves	(1,015)	94	(1,911)	403	(324)	127	(194)	43

Net equity transactions	(991,503)	245,437	(763,814)	3,356,298	(483,876)	(561,102)	(910,106)	211,286

Net change in contract owners’ equity	(2,619,251)	1,287,056	(5,115,736)	5,091,068	(1,164,594)	(166,005)	(1,900,317)	693,851
Contract owners’ equity beginning of period	3,604,228	2,317,172	7,926,201	2,835,133	2,312,452	2,478,457	2,867,090	2,173,239

Contract owners’ equity end of period	$984,977	3,604,228	2,810,465	7,926,201	1,147,858	2,312,452	966,773	2,867,090

CHANGES IN UNITS:
Beginning units	103,806	95,972	302,716	157,004	96,884	125,056	176,356	169,108
Units purchased	3,278	23,982	28,476	173,561	9,390	24,711	8,318	90,476
Units redeemed	(40,215)	(16,148)	(75,362)	(27,849)	(34,444)	(52,883)	(74,847)	(83,228)

Ending units	66,869	103,806	255,830	302,716	71,830	96,884	109,827	176,356

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GIG3		GVGF1		GBF		CAF
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$243	-	8,067	24,514	492,424	430,848	(45,750)	(83,221)
Realized gain (loss) on investments	(5,992)	-	(249,384)	5,349	(123,195)	(171,239)	(1,037,461)	(1,810,057)
Change in unrealized gain (loss) on investments	(14,411)	-	(131,228)	(173,066)	567,500	444,552	(5,462,625)	4,820,907
Reinvested capital gains	5,376	-	-	127,951	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,784)	-	(372,545)	(15,252)	936,729	704,161	(6,545,836)	2,927,629

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	681	-	48,889	30,637	711,251	602,352	1,476,883	1,633,268
Transfers between funds	36,945	-	19,979	(112,089)	4,330,480	382,878	(445,026)	(689,019)
Surrenders (note 6)	(11)	-	(12,512)	(13,454)	(497,718)	(819,647)	(1,041,927)	(1,325,699)
Death benefits (note 4)	-	-	-	-	(116,995)	(67,562)	(67,965)	(87,576)
Net policy repayments (loans) (note 5)	93	-	(67,219)	21,838	(214,412)	(50,671)	27,195	(3,743)
Deductions for surrender charges (note 2d)	-	-	-	-	(20)	(2,196)	(4,083)	(4,135)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(420)	-	(22,242)	(32,683)	(662,659)	(525,426)	(1,200,750)	(1,248,902)
Asset charges (note 3):
MSP contracts	(37)	-	(34)	(210)	(12,177)	(11,173)	(3,167)	(4,347)
SL contracts or LSFP contracts	-	-	(574)	(737)	(3,864)	(4,866)	(4,995)	(8,699)
Adjustments to maintain reserves	(12)	-	(166)	(62)	(149)	113	(395)	265

Net equity transactions	37,239	-	(33,879)	(106,760)	3,533,737	(496,198)	(1,264,230)	(1,738,587)

Net change in contract owners’ equity	22,455	-	(406,424)	(122,012)	4,470,466	207,963	(7,810,066)	1,189,042
Contract owners’ equity beginning of period	-	-	782,667	904,679	11,301,337	11,093,374	17,560,377	16,371,335

Contract owners’ equity end of period	$22,455	-	376,243	782,667	15,771,803	11,301,337	9,750,311	17,560,377

CHANGES IN UNITS:
Beginning units	-	-	41,140	47,062	472,828	494,136	843,818	937,894
Units purchased	4,169	-	8,878	12,149	264,322	93,776	155,632	215,288
Units redeemed	(90)	-	(12,845)	(18,071)	(78,090)	(115,084)	(238,132)	(309,364)

Ending units	4,079	-	37,173	41,140	659,060	472,828	761,318	843,818

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGH1		GVGHS		GVIX6		GVIDA
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(1,690)	(2,873)	(1,052)	(2,030)	6,157	2,648	48,584	60,358
Realized gain (loss) on investments	263	6,064	(80,767)	17,898	(8,862)	2,156	(123,041)	108,358
Change in unrealized gain (loss) on investments	(149,340)	40,103	(176,458)	24,158	(205,696)	5,211	(1,906,004)	(142,271)
Reinvested capital gains	32,434	8,521	58,100	8,113	575	543	518,286	143,661

Net increase (decrease) in contract owners’ equity resulting from operations	(118,333)	51,815	(200,177)	48,139	(207,826)	10,558	(1,462,175)	170,106

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	29,513	24,204	4,017	7,956	232,455	280,127
Transfers between funds	118,391	(69,676)	246,388	112,482	106,218	357,926	(198,944)	1,617,405
Surrenders (note 6)	(911)	(2,450)	(10,967)	(24,517)	(2,993)	(3,221)	(785,152)	(58,738)
Death benefits (note 4)	(1,218)	-	-	(2,906)	-	-	(19,775)	(6,375)
Net policy repayments (loans) (note 5)	(29,906)	(3,127)	11,121	(1,604)	263	(445)	(11,426)	(212,269)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,991)	(12,404)	(25,935)	(16,311)	(9,600)	(4,051)	(175,108)	(162,086)
Asset charges (note 3):
MSP contracts	(125)	(252)	(21)	(8)	(2)	-	(630)	(797)
SL contracts or LSFP contracts	(76)	(106)	(343)	(94)	-	-	(25)	-
Adjustments to maintain reserves	(115)	(8)	(75)	(31)	(72)	20	(140)	32

Net equity transactions	74,049	(88,023)	249,681	91,215	97,831	358,185	(958,745)	1,457,299

Net change in contract owners’ equity	(44,284)	(36,208)	49,504	139,354	(109,995)	368,743	(2,420,920)	1,627,405
Contract owners’ equity beginning of period	404,218	440,426	548,307	408,953	386,026	17,283	4,519,908	2,892,503

Contract owners’ equity end of period	$359,934	404,218	597,811	548,307	276,031	386,026	2,098,988	4,519,908

CHANGES IN UNITS:
Beginning units	27,194	33,282	44,506	37,422	32,394	1,582	279,196	188,908
Units purchased	11,778	1,461	26,843	27,119	11,571	32,017	21,917	130,334
Units redeemed	(6,173)	(7,549)	(6,289)	(20,035)	(3,045)	(1,205)	(94,715)	(40,046)

Ending units	32,799	27,194	65,060	44,506	40,920	32,394	206,398	279,196

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDC		GVIDM		GVDMA		GVDMC
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$24,733	20,596	135,769	153,184	126,421	123,981	60,263	54,626
Realized gain (loss) on investments	(23,113)	5,426	(90,026)	364,277	(94,442)	302,933	(17,593)	140,379
Change in unrealized gain (loss) on investments	(73,535)	(7,091)	(2,081,356)	(250,262)	(3,196,425)	(198,904)	(581,692)	(125,658)
Reinvested capital gains	15,025	12,858	493,348	112,849	703,320	149,917	129,982	60,436

Net increase (decrease) in contract owners’ equity resulting from operations	(56,890)	31,789	(1,542,265)	380,048	(2,461,126)	377,927	(409,040)	129,783

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	29,904	26,450	337,041	470,597	382,555	405,928	186,967	183,625
Transfers between funds	155,787	443,761	14,799	(963,507)	574,827	946,432	553,266	25,337
Surrenders (note 6)	(42,171)	-	(724,604)	(398,274)	(428,349)	(666,186)	(179,032)	(664,396)
Death benefits (note 4)	-	-	(172,288)	(15,842)	(5,329)	-	(3,261)	-
Net policy repayments (loans) (note 5)	(53,816)	(10,305)	(116,741)	39,800	(115,456)	(172,324)	19,854	(10,594)
Deductions for surrender charges (note 2d)	-	-	-	(81)	(179)	(819)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,554)	(34,836)	(360,243)	(356,953)	(406,891)	(391,605)	(98,694)	(80,916)
Asset charges (note 3):
MSP contracts	(189)	(251)	(9,699)	(11,053)	(4,216)	(5,261)	(1,596)	(1,705)
SL contracts or LSFP contracts	(237)	(288)	(713)	(851)	(1,853)	(1,994)	(30)	(21)
Adjustments to maintain reserves	(140)	33	(151)	(2)	(155)	8	(84)	(119)

Net equity transactions	39,584	424,564	(1,032,599)	(1,236,166)	(5,046)	114,179	477,390	(548,789)

Net change in contract owners’ equity	(17,306)	456,353	(2,574,864)	(856,118)	(2,466,172)	492,106	68,350	(419,006)
Contract owners’ equity beginning of period	900,606	444,253	7,028,682	7,884,800	7,390,556	6,898,450	2,256,243	2,675,249

Contract owners’ equity end of period	$883,300	900,606	4,453,818	7,028,682	4,924,384	7,390,556	2,324,593	2,256,243

CHANGES IN UNITS:
Beginning units	71,116	36,936	487,082	575,574	476,896	470,490	167,230	209,012
Units purchased	21,103	38,999	68,848	71,214	111,074	155,493	59,929	24,621
Units redeemed	(17,763)	(4,819)	(153,612)	(159,706)	(123,248)	(149,087)	(23,065)	(66,403)

Ending units	74,456	71,116	402,318	487,082	464,722	476,896	204,094	167,230

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVLCP1		SGRF		MCIF		SAM
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$3	-	(4,548)	(8,719)	39,795	58,068	569,128	1,300,226
Realized gain (loss) on investments	-	-	1,758	204,611	68,127	578,665	-	-
Change in unrealized gain (loss) on investments	1	-	(493,174)	(66,657)	(2,710,007)	(339,345)	-	-
Reinvested capital gains	-	-	-	-	345,867	212,900	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4	-	(495,964)	129,235	(2,256,218)	510,288	569,128	1,300,226

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	167	-	48,533	52,919	200,629	259,335	2,357,487	6,078,889
Transfers between funds	-	-	(97,662)	(301,001)	(144,973)	(461,186)	14,867,022	8,614,030
Surrenders (note 6)	-	-	(156,351)	(67,940)	(421,446)	(468,682)	(16,305,953)	(5,798,357)
Death benefits (note 4)	-	-	(25,084)	-	(79,629)	(10,448)	(374,013)	(148,700)
Net policy repayments (loans) (note 5)	-	-	58,777	(21,931)	2,563	(53,720)	1,552,252	(468,504)
Deductions for surrender charges (note 2d)	-	-	(120)	-	-	(237)	(2,880)	(24,664)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	-	(41,983)	(48,872)	(248,482)	(267,526)	(2,071,291)	(1,868,973)
Asset charges (note 3):
MSP contracts	-	-	(349)	(430)	(3,016)	(4,519)	(29,949)	(24,284)
SL contracts or LSFP contracts	-	-	(267)	(553)	(2,337)	(3,922)	(20,899)	(22,048)
Adjustments to maintain reserves	(12)	-	(74)	(10)	(221)	(90)	(562)	(615)

Net equity transactions	155	-	(214,580)	(387,818)	(696,912)	(1,010,995)	(28,786)	6,336,774

Net change in contract owners’ equity	159	-	(710,544)	(258,583)	(2,953,130)	(500,707)	540,342	7,637,000
Contract owners’ equity beginning of period	-	-	1,198,739	1,457,322	6,710,024	7,210,731	36,099,929	28,462,929

Contract owners’ equity end of period	$159	-	488,195	1,198,739	3,756,894	6,710,024	36,640,271	36,099,929

CHANGES IN UNITS:
Beginning units	-	-	166,784	219,832	388,144	447,638	2,150,644	1,855,436
Units purchased	16	-	15,503	38,403	61,000	56,916	934,218	1,057,744
Units redeemed	-	-	(55,997)	(91,451)	(105,478)	(116,410)	(984,146)	(762,536)

Ending units	16	-	126,290	166,784	343,666	388,144	2,100,716	2,150,644

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMIG3		GVDIVI		GVDIV3		NVMLG1
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(1)	-	5,567	11,888	17,572	36,292	3	-
Realized gain (loss) on investments	(1)	-	(17,065)	42,345	(107,080)	80,524	(45)	-
Change in unrealized gain (loss) on investments	(5)	-	(328,287)	(84,773)	(974,551)	(227,805)	(580)	-
Reinvested capital gains	-	-	67,064	55,037	210,461	158,785	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7)	-	(272,721)	24,497	(853,598)	47,796	(622)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	18	-	(1)	(203)	91,287	126,294	(32)	-
Transfers between funds	1,451	-	(83,599)	(142,532)	(406,113)	19,917	1,982	-
Surrenders (note 6)	-	-	(20,492)	(48,664)	(76,806)	(77,167)	-	-
Death benefits (note 4)	-	-	-	-	(5,456)	-	-	-
Net policy repayments (loans) (note 5)	-	-	(2,477)	(7,091)	17,168	(11,578)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7)	-	(16,669)	(24,230)	(53,585)	(62,342)	(8)	-
Asset charges (note 3):
MSP contracts	-	-	(144)	(338)	(333)	(470)	(5)	-
SL contracts or LSFP contracts	-	-	(51)	(65)	(453)	(759)	-	-
Adjustments to maintain reserves	2	-	(212)	69	1,181	(42)	(4)	-

Net equity transactions	1,464	-	(123,645)	(223,054)	(433,110)	(6,147)	1,933	-

Net change in contract owners’ equity	1,457	-	(396,366)	(198,557)	(1,286,708)	41,649	1,311	-
Contract owners’ equity beginning of period	-	-	677,085	875,642	2,185,426	2,143,777	-	-

Contract owners’ equity end of period	$1,457	-	280,719	677,085	898,718	2,185,426	1,311	-

CHANGES IN UNITS:
Beginning units	-	-	29,250	38,784	153,166	153,920	-	-
Units purchased	239	-	-	2,196	17,544	28,548	208	-
Units redeemed	(1)	-	(6,539)	(11,730)	(52,727)	(29,302)	(2)	-

Ending units	238	-	22,711	29,250	117,983	153,166	206	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMLV1		NVMMG1		SCGF		SCVF
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$407	-	-	-	(6,678)	(8,972)	42,426	62,069
Realized gain (loss) on investments	(20,030)	-	(775)	-	(105,359)	41,433	(751,712)	89,149
Change in unrealized gain (loss) on investments	(6,469)	-	(609)	-	(655,281)	88,470	(1,883,749)	(2,150,010)
Reinvested capital gains	-	-	-	-	-	-	-	1,325,777

Net increase (decrease) in contract owners’ equity resulting from operations	(26,092)	-	(1,384)	-	(767,318)	120,931	(2,593,035)	(673,015)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	(24)	-	46,867	65,813	338,074	469,422
Transfers between funds	121,373	-	3,046	-	53,917	280,244	(665,221)	(1,933,070)
Surrenders (note 6)	-	-	-	-	(51,190)	(63,312)	(458,039)	(456,149)
Death benefits (note 4)	-	-	-	-	(44,869)	(7,821)	(80,363)	(24,170)
Net policy repayments (loans) (note 5)	-	-	-	-	(23,201)	(26,223)	(131,703)	(157,882)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(625)	(161)	(1,323)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(835)	-	(22)	-	(54,853)	(60,800)	(321,728)	(363,080)
Asset charges (note 3):
MSP contracts	-	-	(13)	-	(284)	(432)	(3,619)	(6,176)
SL contracts or LSFP contracts	-	-	-	-	(393)	(862)	(6,159)	(12,692)
Adjustments to maintain reserves	(4)	-	(4)	-	(69)	20	(355)	(129)

Net equity transactions	120,534	-	2,983	-	(74,075)	186,002	(1,329,274)	(2,485,249)

Net change in contract owners’ equity	94,442	-	1,599	-	(841,393)	306,933	(3,922,309)	(3,158,264)
Contract owners’ equity beginning of period	-	-	-	-	1,719,609	1,412,676	8,872,878	12,031,142

Contract owners’ equity end of period	$94,442	-	1,599	-	878,216	1,719,609	4,950,569	8,872,878

CHANGES IN UNITS:
Beginning units	-	-	-	-	199,360	179,264	402,340	506,404
Units purchased	15,035	-	260	-	30,147	75,738	30,415	94,730
Units redeemed	(129)	-	(5)	-	(38,799)	(55,642)	(100,855)	(198,794)

Ending units	14,906	-	255	-	190,708	199,360	331,900	402,340

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCF		TRF		GVUS1		NVNMO1
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$68,494	(140,669)	472,384	316,814	1,647	4,256	(6)	-
Realized gain (loss) on investments	(323,111)	1,046,045	(4,546,171)	(2,940,386)	(77,696)	9,871	(16)	-
Change in unrealized gain (loss) on investments	(14,168,996)	(4,422,642)	(35,324,300)	4,596,818	(276,877)	(52,502)	(736)	-
Reinvested capital gains	4,526,102	4,100,839	9,583,600	3,721,687	-	109,742	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,897,511)	583,573	(29,814,487)	5,694,933	(352,926)	71,367	(758)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,003,351	1,266,101	4,992,536	5,551,188	11,475	16,622	-	-
Transfers between funds	(1,017,464)	(882,929)	(1,800,074)	(2,488,578)	(44,006)	156,223	1,676	-
Surrenders (note 6)	(1,408,827)	(2,197,463)	(4,602,104)	(4,697,688)	(25,770)	(3,133)	-	-
Death benefits (note 4)	(122,544)	(166,560)	(498,485)	(399,632)	-	-	-	-
Net policy repayments (loans) (note 5)	(1,738)	(72,672)	297,738	(495,927)	(5,009)	(3,122)	-	-
Deductions for surrender charges (note 2d)	(231)	(3,076)	(1,263)	(10,966)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,074,871)	(1,155,722)	(4,811,045)	(4,963,358)	(21,999)	(23,050)	(35)	-
Asset charges (note 3):
MSP contracts	(10,633)	(17,239)	(19,381)	(26,086)	(396)	(576)	-	-
SL contracts or LSFP contracts	(8,825)	(16,884)	(9,834)	(18,519)	(221)	(199)	-	-
Adjustments to maintain reserves	(574)	(184)	208	(333)	(128)	(2)	(2)	-

Net equity transactions	(2,642,356)	(3,246,628)	(6,451,704)	(7,549,899)	(86,054)	142,763	1,639	-

Net change in contract owners’ equity	(12,539,867)	(2,663,055)	(36,266,191)	(1,854,966)	(438,980)	214,130	881	-
Contract owners’ equity beginning of period	27,545,050	30,208,105	75,905,668	77,760,634	735,537	521,407	-	-

Contract owners’ equity end of period	$15,005,183	27,545,050	39,639,477	75,905,668	296,557	735,537	881	-

CHANGES IN UNITS:
Beginning units	732,968	822,602	1,803,842	2,038,686	42,088	33,192	-	-
Units purchased	75,354	139,300	182,101	310,137	2,149	15,813	177	-
Units redeemed	(161,939)	(228,934)	(363,828)	(544,981)	(10,246)	(6,917)	(6)	-

Ending units	646,383	732,968	1,622,115	1,803,842	33,991	42,088	171	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVNSR1		NVSTB2		GGTC		GGTC3
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$1	-	918	-	(2,248)	(3,531)	(2,068)	(2,437)
Realized gain (loss) on investments	-	-	(4,418)	-	12,645	40,145	(104,633)	29,787
Change in unrealized gain (loss) on investments	6	-	(216)	-	(272,283)	55,567	(235,401)	28,926
Reinvested capital gains	-	-	-	-	42,632	-	59,682	-

Net increase (decrease) in contract owners’ equity resulting from operations	7	-	(3,716)	-	(219,254)	92,181	(282,420)	56,276

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	423	-	101	-	-	(25)	198,922	60,949
Transfers between funds	-	-	32,659	-	(93,259)	28,137	(283,889)	402,186
Surrenders (note 6)	-	-	(477)	-	(39,754)	(19,297)	(177,558)	(32,344)
Death benefits (note 4)	-	-	-	-	(1,191)	(959)	-	-
Net policy repayments (loans) (note 5)	-	-	704	-	(1,114)	(18,140)	23,591	22,956
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1)	-	(1,632)	-	(13,159)	(19,424)	(22,813)	(20,836)
Asset charges (note 3):
MSP contracts	-	-	(2)	-	-	-	(90)	(11)
SL contracts or LSFP contracts	-	-	-	-	(29)	(159)	(64)	(22)
Adjustments to maintain reserves	(4)	-	(13)	-	(26)	(7)	(123)	33

Net equity transactions	418	-	31,340	-	(148,532)	(29,874)	(262,024)	432,911

Net change in contract owners’ equity	425	-	27,624	-	(367,786)	62,307	(544,444)	489,187
Contract owners’ equity beginning of period	-	-	-	-	556,335	494,028	768,676	279,489

Contract owners’ equity end of period	$425	-	27,624	-	188,549	556,335	224,232	768,676

CHANGES IN UNITS:
Beginning units	-	-	-	-	138,886	146,526	47,422	20,636
Units purchased	70	-	3,067	-	2,535	16,755	4,855	30,553
Units redeemed	(1)	-	(280)	-	(49,648)	(24,395)	(25,217)	(3,767)

Ending units	69	-	2,787	-	91,773	138,886	27,060	47,422

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVUG1		EIF		MSBF		NVRE1
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(3,941)	(4,206)	11,666	12,360	81,141	52,284	1,537	-
Realized gain (loss) on investments	(22,295)	13,695	(53,146)	44,497	(94,596)	(6,427)	(1,677)	-
Change in unrealized gain (loss) on investments	(513,347)	140,753	(305,486)	(124,443)	(290,565)	12,993	(29,044)	-
Reinvested capital gains	152,707	-	10,754	44,501	28,486	73	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(386,876)	150,242	(336,212)	(23,085)	(275,534)	58,923	(29,184)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	40,871	20,966	61,635	60,106	51,062	63,723	770	-
Transfers between funds	19,206	18,772	(77,097)	109,276	(199,231)	207,016	91,431	-
Surrenders (note 6)	(51,424)	(31,876)	(46,663)	(108,271)	(197,346)	(38,063)	(308)	-
Death benefits (note 4)	(3,251)	-	(5,622)	(52,967)	(3,711)	(71,510)	-	-
Net policy repayments (loans) (note 5)	8,762	20,125	12,555	(10,008)	(10,045)	(5,525)	(1,116)	-
Deductions for surrender charges (note 2d)	-	-	-	-	(92)	(245)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,299)	(24,932)	(46,019)	(48,517)	(59,783)	(52,941)	(1,444)	-
Asset charges (note 3):
MSP contracts	(103)	(116)	(22)	(21)	(596)	(803)	(5)	-
SL contracts or LSFP contracts	(1,022)	(1,264)	(660)	(1,174)	(397)	(514)	-	-
Adjustments to maintain reserves	(181)	42	(142)	5	(120)	2	(20)	-

Net equity transactions	(22,441)	1,717	(102,035)	(51,571)	(420,259)	101,140	89,308	-

Net change in contract owners’ equity	(409,317)	151,959	(438,247)	(74,656)	(695,793)	160,063	60,124	-
Contract owners’ equity beginning of period	925,944	773,985	950,461	1,025,117	1,628,221	1,468,158	-	-

Contract owners’ equity end of period	$516,627	925,944	512,214	950,461	932,428	1,628,221	60,124	-

CHANGES IN UNITS:
Beginning units	49,430	50,634	55,240	58,134	108,912	102,380	-	-
Units purchased	6,451	14,803	5,020	18,982	8,711	36,901	11,239	-
Units redeemed	(8,691)	(16,007)	(12,804)	(21,876)	(42,366)	(30,369)	(556)	-

Ending units	47,190	49,430	47,456	55,240	75,257	108,912	10,683	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMBP		AMTG		AMGP		AMINS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$8,106	206	(87,788)	(119,531)	(205)	(6,584)	(1,570)	5,289
Realized gain (loss) on investments	(2,637)	19,145	812,672	1,433,027	61,132	140,736	(12,061)	17,573
Change in unrealized gain (loss) on investments	(122,509)	515	(8,858,322)	2,424,218	(769,048)	(6,334)	(168,711)	(42,678)
Reinvested capital gains	-	-	-	-	57,134	-	50	27,077

Net increase (decrease) in contract owners’ equity resulting from operations	(117,040)	19,866	(8,133,438)	3,737,714	(650,987)	127,818	(182,292)	7,261

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,420	4,349	958,494	1,065,617	51,585	67,700	16,021	17,755
Transfers between funds	40,595	210,694	(455,531)	(737,651)	(63,928)	(149,614)	(66,121)	179,999
Surrenders (note 6)	-	(10,182)	(977,494)	(1,100,321)	(120,528)	(137,786)	(18,632)	(41,955)
Death benefits (note 4)	-	-	(124,393)	(110,677)	-	(915)	(820)	-
Net policy repayments (loans) (note 5)	(2,589)	(875)	25,020	(93,855)	50,335	(19,180)	(1,257)	(15,412)
Deductions for surrender charges (note 2d)	-	-	(429)	(2,499)	(2,140)	(310)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,379)	(4,377)	(935,771)	(967,453)	(66,903)	(70,162)	(12,861)	(14,131)
Asset charges (note 3):
MSP contracts	-	-	(2,015)	(3,093)	(595)	(807)	(88)	(248)
SL contracts or LSFP contracts	-	-	(5,421)	(8,676)	(534)	(1,092)	(128)	(419)
Adjustments to maintain reserves	(72)	15	311	(1,105)	(179)	241	(34)	(7)

Net equity transactions	39,975	199,624	(1,517,229)	(1,959,713)	(152,887)	(311,925)	(83,920)	125,582

Net change in contract owners’ equity	(77,065)	219,490	(9,650,667)	1,778,001	(803,874)	(184,107)	(266,212)	132,843
Contract owners’ equity beginning of period	260,325	40,835	19,416,102	17,638,101	1,850,061	2,034,168	457,502	324,659

Contract owners’ equity end of period	$183,260	260,325	9,765,435	19,416,102	1,046,187	1,850,061	191,290	457,502

CHANGES IN UNITS:
Beginning units	16,200	2,232	612,678	700,290	123,678	145,720	30,956	22,564
Units purchased	4,056	14,956	57,487	75,423	9,375	23,780	2,552	14,938
Units redeemed	(1,007)	(988)	(127,605)	(163,035)	(21,069)	(45,822)	(9,219)	(6,546)

Ending units	19,249	16,200	542,560	612,678	111,984	123,678	24,289	30,956

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMMCGS		AMTP		AMRS		AMFAS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(2,904)	(4,448)	6,279	25,638	1,363	619	(480)	(597)
Realized gain (loss) on investments	(4,873)	86,321	342,579	859,375	(21,799)	(291)	(3,067)	1,696
Change in unrealized gain (loss) on investments	(290,281)	57,288	(17,653,649)	(1,353,429)	(106,389)	(9,805)	(52,957)	(2,811)
Reinvested capital gains	-	-	3,525,524	2,788,543	478	11,358	4,125	757

Net increase (decrease) in contract owners’ equity resulting from operations	(298,058)	139,161	(13,779,267)	2,320,127	(126,347)	1,881	(52,379)	(955)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	22,394	24,807	1,136,221	1,450,430	6,530	8,866	3,778	4,581
Transfers between funds	(192,130)	281,723	(852,825)	(730,913)	(11,356)	118,806	41,721	12,957
Surrenders (note 6)	(38,516)	(69,861)	(1,391,602)	(988,140)	(1,473)	(4,896)	(5,790)	(2,522)
Death benefits (note 4)	-	-	(11,651)	(161,926)	-	-	-	-
Net policy repayments (loans) (note 5)	5,405	(18,683)	80,628	(153,328)	(811)	(7,891)	433	736
Deductions for surrender charges (note 2d)	-	-	(413)	(1,200)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,807)	(31,697)	(1,066,822)	(1,129,513)	(7,895)	(8,400)	(7,357)	(6,398)
Asset charges (note 3):
MSP contracts	(75)	(8)	(10,364)	(14,282)	-	(2)	-	-
SL contracts or LSFP contracts	(75)	(14)	(17,841)	(27,676)	(419)	(526)	(21)	(23)
Adjustments to maintain reserves	(135)	2	(619)	76	(96)	6	(99)	6

Net equity transactions	(229,939)	186,269	(2,135,288)	(1,756,472)	(15,520)	105,963	32,665	9,337

Net change in contract owners’ equity	(527,997)	325,430	(15,914,555)	563,655	(141,867)	107,844	(19,714)	8,382
Contract owners’ equity beginning of period	854,180	528,750	28,030,289	27,466,634	278,651	170,807	100,201	91,819

Contract owners’ equity end of period	$326,183	854,180	12,115,734	28,030,289	136,784	278,651	80,487	100,201

CHANGES IN UNITS:
Beginning units	38,612	29,138	785,552	836,852	21,108	13,288	6,674	6,150
Units purchased	1,478	17,593	105,357	141,796	1,080	10,801	3,318	3,155
Units redeemed	(13,889)	(8,119)	(179,219)	(193,096)	(2,953)	(2,981)	(1,091)	(2,631)

Ending units	26,201	38,612	711,690	785,552	19,235	21,108	8,901	6,674

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMSRS		OVMS		OVGR		OVB
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$5,442	(2,117)	235,502	260,773	(34,756)	(42,282)	383,601	524,909
Realized gain (loss) on investments	(8,400)	36,060	(331,150)	24,650	339,049	947,717	(206,549)	74,104
Change in unrealized gain (loss) on investments	(191,453)	(5,060)	(5,786,944)	(925,301)	(4,853,585)	489,293	(4,036,010)	(188,237)
Reinvested capital gains	25,299	1,612	713,901	1,074,036	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(169,112)	30,495	(5,168,691)	434,158	(4,549,292)	1,394,728	(3,858,958)	410,776

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,700	29,427	585,480	580,866	527,843	642,650	453,034	510,870
Transfers between funds	24,207	113,916	(303,726)	(336,046)	(326,922)	(1,299,921)	(460,068)	(49,592)
Surrenders (note 6)	(72,312)	(99,111)	(796,755)	(1,052,336)	(456,484)	(813,615)	(662,375)	(911,939)
Death benefits (note 4)	(10,994)	-	(49,655)	(196,189)	(43,763)	(51,775)	(85,657)	(39,203)
Net policy repayments (loans) (note 5)	6,841	(25,983)	62,444	(14,448)	(30,451)	(228)	(17,023)	(76,963)
Deductions for surrender charges (note 2d)	-	-	-	(2,530)	(661)	(5,507)	(276)	(1,752)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,750)	(15,500)	(561,282)	(573,966)	(488,499)	(505,197)	(471,122)	(456,084)
Asset charges (note 3):
MSP contracts	(102)	(111)	(5,985)	(8,257)	(3,462)	(4,398)	(5,911)	(6,943)
SL contracts or LSFP contracts	(77)	(226)	(2,126)	(3,765)	(3,237)	(6,000)	(5,372)	(6,684)
Adjustments to maintain reserves	(147)	8	(449)	72	(243)	(12)	(799)	(91)

Net equity transactions	(42,634)	2,420	(1,072,054)	(1,606,599)	(825,879)	(2,044,003)	(1,255,569)	(1,038,381)

Net change in contract owners’ equity	(211,746)	32,915	(6,240,745)	(1,172,441)	(5,375,171)	(649,275)	(5,114,527)	(627,605)
Contract owners’ equity beginning of period	463,192	430,277	12,562,680	13,735,121	10,509,992	11,159,267	10,823,633	11,451,238

Contract owners’ equity end of period	$251,446	463,192	6,321,935	12,562,680	5,134,821	10,509,992	5,709,106	10,823,633

CHANGES IN UNITS:
Beginning units	25,882	25,806	421,302	478,632	559,388	672,526	435,076	477,286
Units purchased	4,589	12,372	33,220	64,101	95,331	91,175	25,534	72,782
Units redeemed	(7,146)	(12,296)	(79,376)	(121,431)	(150,595)	(204,313)	(79,697)	(114,992)

Ending units	23,325	25,882	375,146	421,302	504,124	559,388	380,913	435,076

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGS3		OVGS		OVHI3		OVHI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$64,062	53,022	254,770	270,026	5,736	(302)	23,417	41,814
Realized gain (loss) on investments	(38,743)	184,557	890,878	2,612,574	(16,997)	(80)	(39,633)	(6,938)
Change in unrealized gain (loss) on investments	(3,833,736)	(204,740)	(14,677,210)	(2,586,681)	(111,625)	(3,193)	(253,539)	(38,746)
Reinvested capital gains	440,445	359,391	1,699,138	1,725,651	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,367,972)	392,230	(11,832,424)	2,021,570	(122,886)	(3,575)	(269,755)	(3,870)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,117,869	1,369,384	(3,495)	640	18,810	17,626	3,411	12,695
Transfers between funds	(233,099)	413,420	(1,518,166)	(1,846,255)	61,315	90,873	(79,716)	(191,521)
Surrenders (note 6)	(619,788)	(752,642)	(1,474,058)	(2,146,176)	(2,916)	(1,596)	(6,946)	(14,172)
Death benefits (note 4)	(37,387)	(41,749)	(166,282)	(218,520)	-	-	-	-
Net policy repayments (loans) (note 5)	408,024	386,022	(383,499)	(467,073)	433	1,312	(8,296)	(1,099)
Deductions for surrender charges (note 2d)	(170)	(426)	(422)	(2,237)	-	-	-	(87)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(400,832)	(371,984)	(926,388)	(1,051,117)	(6,048)	(1,755)	(13,684)	(22,982)
Asset charges (note 3):
MSP contracts	(1,695)	(2,706)	(10,538)	(14,632)	(71)	-	(299)	(648)
SL contracts or LSFP contracts	(1,752)	(2,911)	(5,433)	(10,982)	-	-	(357)	(457)
Adjustments to maintain reserves	(171)	17	(839)	207	(296)	33	(107)	49

Net equity transactions	230,999	996,425	(4,489,120)	(5,756,145)	71,227	106,493	(105,994)	(218,222)

Net change in contract owners’ equity	(3,136,973)	1,388,655	(16,321,544)	(3,734,575)	(51,659)	102,918	(375,749)	(222,092)
Contract owners’ equity beginning of period	8,131,139	6,742,484	32,119,180	35,853,755	102,918	-	442,133	664,225

Contract owners’ equity end of period	$4,994,166	8,131,139	15,797,636	32,119,180	51,259	102,918	66,384	442,133

CHANGES IN UNITS:
Beginning units	546,620	479,820	777,386	902,632	10,694	-	33,128	49,608
Units purchased	159,895	235,329	17,662	112,831	17,267	10,961	314	2,774
Units redeemed	(142,314)	(168,529)	(145,430)	(238,077)	(2,604)	(267)	(10,075)	(19,254)

Ending units	564,201	546,620	649,618	777,386	25,357	10,694	23,367	33,128

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVSC		OVGI		OVAG		PVGIB
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$772	(3,165)	16,796	11,022	(5,819)	(9,076)	1,642	810
Realized gain (loss) on investments	(55,522)	8,054	(1,864)	178,260	(2,162)	116,295	(26,388)	(91)
Change in unrealized gain (loss) on investments	(354,138)	(76,840)	(829,089)	(99,839)	(590,571)	(10,721)	(28,723)	(25,028)
Reinvested capital gains	52,671	45,630	103,443	-	-	-	18,045	17,302

Net increase (decrease) in contract owners’ equity resulting from operations	(356,217)	(26,321)	(710,714)	89,443	(598,552)	96,498	(35,424)	(7,007)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	40,918	63,584	79,428	99,392	85,976	102,708	4,129	4,826
Transfers between funds	(273,881)	131,907	(94,002)	(220,379)	(49,406)	(301,045)	(21,155)	2,777
Surrenders (note 6)	(41,348)	(37,735)	(74,574)	(210,786)	(81,439)	(59,970)	-	(1,062)
Death benefits (note 4)	(16,422)	-	-	(55,034)	(557)	(20,699)	-	-
Net policy repayments (loans) (note 5)	(1,134)	(23,689)	610	(58,836)	49,526	(30,598)	(2,046)	(2,759)
Deductions for surrender charges (note 2d)	-	-	(351)	(239)	(249)	(88)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,810)	(46,893)	(75,959)	(83,795)	(80,252)	(85,091)	(5,017)	(6,397)
Asset charges (note 3):
MSP contracts	(69)	(221)	(1,996)	(2,795)	(269)	(602)	-	-
SL contracts or LSFP contracts	(350)	(707)	(614)	(1,177)	(130)	(270)	-	(1)
Adjustments to maintain reserves	(146)	(52)	(133)	34	(79)	5	(76)	11

Net equity transactions	(331,242)	86,194	(167,591)	(533,615)	(76,879)	(395,650)	(24,165)	(2,605)

Net change in contract owners’ equity	(687,459)	59,873	(878,305)	(444,172)	(675,431)	(299,152)	(59,589)	(9,612)
Contract owners’ equity beginning of period	1,192,901	1,133,028	1,961,773	2,405,945	1,279,707	1,578,859	106,226	115,838

Contract owners’ equity end of period	$505,442	1,192,901	1,083,468	1,961,773	604,276	1,279,707	46,637	106,226

CHANGES IN UNITS:
Beginning units	59,084	55,332	174,176	222,728	187,576	245,818	6,898	7,034
Units purchased	5,322	18,569	16,494	27,285	29,164	33,623	424	1,122
Units redeemed	(23,984)	(14,817)	(33,681)	(75,837)	(41,787)	(91,865)	(2,345)	(1,258)

Ending units	40,422	59,084	156,989	174,176	174,953	187,576	4,977	6,898

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PVTIGB		PVTVB		TRBCG2		TREI2
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$5,833	9,735	(167)	(267)	(3,079)	(1,850)	22,229	14,679
Realized gain (loss) on investments	(15,704)	20,299	(2,398)	3,423	(62,852)	62,166	(113,773)	56,339
Change in unrealized gain (loss) on investments	(253,636)	(53,099)	(22,668)	917	(314,438)	(20,940)	(538,011)	(144,478)
Reinvested capital gains	60,435	54,130	-	-	-	-	42,804	90,216

Net increase (decrease) in contract owners’ equity resulting from operations	(203,072)	31,065	(25,233)	4,073	(380,369)	39,376	(586,751)	16,756

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	20,815	20,459	3,155	2,398	38,009	30,729	66,890	79,115
Transfers between funds	(28,434)	129,508	(4,440)	(9,237)	256,809	314,976	149,358	270,046
Surrenders (note 6)	(44,085)	(19,739)	(6,818)	(882)	(19,950)	(35,013)	(116,663)	(40,851)
Death benefits (note 4)	-	(4,534)	-	-	-	-	(10,860)	-
Net policy repayments (loans) (note 5)	8,290	(4,912)	-	881	(12,084)	(20,696)	(16,082)	(42,121)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,970)	(17,929)	(4,541)	(4,277)	(25,118)	(15,562)	(62,595)	(56,704)
Asset charges (note 3):
MSP contracts	-	(1)	(133)	(213)	(280)	(429)	(68)	(207)
SL contracts or LSFP contracts	(63)	(157)	(47)	(76)	(62)	-	(362)	(669)
Adjustments to maintain reserves	(91)	(51)	(104)	(5)	(144)	32	(100)	11

Net equity transactions	(60,538)	102,644	(12,928)	(11,411)	237,180	274,037	9,518	208,620

Net change in contract owners’ equity	(263,610)	133,709	(38,161)	(7,338)	(143,189)	313,413	(577,233)	225,376
Contract owners’ equity beginning of period	504,169	370,460	73,625	80,963	669,703	356,290	1,514,692	1,289,316

Contract owners’ equity end of period	$240,559	504,169	35,464	73,625	526,514	669,703	937,459	1,514,692

CHANGES IN UNITS:
Beginning units	22,396	17,808	5,100	5,916	48,770	29,062	118,142	103,122
Units purchased	2,669	10,147	515	357	24,943	30,196	25,941	35,155
Units redeemed	(5,904)	(5,559)	(1,714)	(1,173)	(6,555)	(10,488)	(28,793)	(20,135)

Ending units	19,161	22,396	3,901	5,100	67,158	48,770	115,290	118,142

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRLT2		DSRG		VWBF		VWEM
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$34,081	7,912	10,935	(10,435)	273,928	148,549	(44,508)	(16,974)
Realized gain (loss) on investments	(6,980)	2,139	(405,373)	(283,858)	(117,440)	(62,582)	(766,696)	1,638,688
Change in unrealized gain (loss) on investments	(40,878)	2,506	(2,397,159)	885,971	(95,471)	154,431	(11,625,758)	82,871
Reinvested capital gains	-	-	-	-	-	-	4,614,460	2,156,585

Net increase (decrease) in contract owners’ equity resulting from operations	(13,777)	12,557	(2,791,597)	591,678	61,017	240,398	(7,822,502)	3,861,170

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	173,789	2,271	658,519	749,177	108,224	149,050	384,120	406,654
Transfers between funds	997,833	327,843	(304,418)	(310,224)	207,377	300,154	(1,656,316)	(351,722)
Surrenders (note 6)	(666)	-	(471,697)	(592,352)	(188,823)	(135,076)	(612,874)	(539,830)
Death benefits (note 4)	-	-	(44,400)	(43,342)	(19,682)	(24,930)	(14,697)	(34,771)
Net policy repayments (loans) (note 5)	(961)	1,772	35,947	(18,488)	(67,490)	(8,828)	(182,129)	(109,248)
Deductions for surrender charges (note 2d)	-	-	(891)	(1,368)	-	(332)	(3,545)	(741)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(51,840)	(9,448)	(540,537)	(542,630)	(154,769)	(122,647)	(330,611)	(375,189)
Asset charges (note 3):
MSP contracts	(115)	(102)	(1,692)	(2,229)	(1,904)	(1,432)	(3,464)	(5,985)
SL contracts or LSFP contracts	(144)	(17)	(1,493)	(2,817)	(297)	(381)	(4,557)	(9,420)
Adjustments to maintain reserves	(170)	59	(319)	(26)	(354)	38	(488)	279

Net equity transactions	1,117,726	322,378	(670,981)	(764,299)	(117,718)	155,616	(2,424,561)	(1,019,973)

Net change in contract owners’ equity	1,103,949	334,935	(3,462,578)	(172,621)	(56,701)	396,014	(10,247,063)	2,841,197
Contract owners’ equity beginning of period	396,947	62,012	8,484,461	8,657,082	3,240,485	2,844,471	14,126,495	11,285,298

Contract owners’ equity end of period	$1,500,896	396,947	5,021,883	8,484,461	3,183,784	3,240,485	3,879,432	14,126,495

CHANGES IN UNITS:
Beginning units	36,256	5,960	330,514	362,908	152,430	144,434	462,678	508,528
Units purchased	105,304	34,604	44,565	84,968	24,032	38,401	27,773	102,968
Units redeemed	(5,481)	(4,308)	(74,878)	(117,362)	(34,489)	(30,405)	(127,722)	(148,818)

Ending units	136,079	36,256	300,201	330,514	141,973	152,430	362,729	462,678

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VWHA		MSVFI		MSEM		MSVRE
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(47,448)	(64,105)	34,882	10,008	131,296	172,810	403,514	115,313
Realized gain (loss) on investments	878,227	1,703,160	(24,673)	2,549	(96,663)	(41,585)	(445,707)	3,939,107
Change in unrealized gain (loss) on investments	(10,427,706)	1,644,501	(115,402)	8,225	(431,832)	(66,085)	(10,735,669)	(9,669,937)
Reinvested capital gains	2,230,752	1,473,529	-	-	81,645	78,893	5,230,541	1,981,393

Net increase (decrease) in contract owners’ equity resulting from operations	(7,366,175)	4,757,085	(105,193)	20,782	(315,554)	144,033	(5,547,321)	(3,634,124)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	406,903	375,964	18,351	12,085	77,658	79,438	548,744	747,226
Transfers between funds	421,092	857,604	334,225	250,442	(335,762)	(167,106)	(532,408)	(5,815,128)
Surrenders (note 6)	(884,774)	(742,511)	(9,769)	(32,927)	(71,152)	(66,100)	(1,196,916)	(1,087,998)
Death benefits (note 4)	(124,529)	(9,881)	-	-	(6,683)	(10,830)	(179,983)	(45,939)
Net policy repayments (loans) (note 5)	(337,743)	(175,768)	138	(11,075)	(24,285)	(14,311)	(52,719)	(145,577)
Deductions for surrender charges (note 2d)	-	(389)	-	-	-	-	(1)	(2,184)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(494,629)	(411,823)	(36,611)	(18,481)	(90,648)	(87,068)	(609,613)	(793,076)
Asset charges (note 3):
MSP contracts	(7,192)	(8,046)	(96)	(97)	(1,082)	(881)	(5,534)	(9,033)
SL contracts or LSFP contracts	(2,137)	(3,194)	(151)	(74)	(940)	(3,737)	(5,401)	(10,311)
Adjustments to maintain reserves	(6,828)	1,154	(127)	28	(288)	9	(695)	(241)

Net equity transactions	(1,029,837)	(116,890)	305,960	199,901	(453,182)	(270,586)	(2,034,526)	(7,162,261)

Net change in contract owners’ equity	(8,396,012)	4,640,195	200,767	220,683	(768,736)	(126,553)	(7,581,847)	(10,796,385)
Contract owners’ equity beginning of period	15,750,627	11,110,432	562,443	341,760	2,355,333	2,481,886	16,072,157	26,868,542

Contract owners’ equity end of period	$7,354,615	15,750,627	763,210	562,443	1,586,597	2,355,333	8,490,310	16,072,157

CHANGES IN UNITS:
Beginning units	305,020	304,462	47,388	30,284	109,086	120,794	335,358	473,108
Units purchased	24,911	58,662	35,400	26,797	7,258	30,254	39,572	37,574
Units redeemed	(64,565)	(58,104)	(11,088)	(9,693)	(29,901)	(41,962)	(84,708)	(175,324)

Ending units	265,366	305,020	71,700	47,388	86,443	109,086	290,222	335,358

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SVDF		SVOF
	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(40,919)	(51,938)	338,413	573
Realized gain (loss) on investments	302,092	646,495	(1,054,048)	93,211
Change in unrealized gain (loss) on investments	(4,172,398)	1,097,061	(16,836,194)	(2,882,045)
Reinvested capital gains	-	-	5,761,705	4,826,981

Net increase (decrease) in contract owners’ equity resulting from operations	(3,911,225)	1,691,618	(11,790,124)	2,038,720

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	292,856	326,377	1,207,952	1,400,462
Transfers between funds	23,032	(247,675)	(968,586)	(1,163,843)
Surrenders (note 6)	(316,597)	(573,020)	(1,782,655)	(2,863,802)
Death benefits (note 4)	(12,879)	(3,839)	(124,210)	(232,086)
Net policy repayments (loans) (note 5)	(94,283)	(28,890)	(199,686)	3,830
Deductions for surrender charges (note 2d)	(62)	(354)	(562)	(2,618)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(315,059)	(316,893)	(1,324,857)	(1,383,823)
Asset charges (note 3):
MSP contracts	(2,051)	(2,827)	(6,041)	(8,032)
SL contracts or LSFP contracts	(362)	(633)	(3,544)	(7,683)
Adjustments to maintain reserves	(499)	191	(1,430)	11,453

Net equity transactions	(425,904)	(847,563)	(3,203,619)	(4,246,142)

Net change in contract owners’ equity	(4,337,129)	844,055	(14,993,743)	(2,207,422)
Contract owners’ equity beginning of period	9,021,421	8,177,366	31,575,576	33,782,998

Contract owners’ equity end of period	$4,684,292	9,021,421	16,581,833	31,575,576

CHANGES IN UNITS:
Beginning units	219,312	240,618	660,648	746,196
Units purchased	16,840	31,233	34,331	87,677
Units redeemed	(31,369)	(52,539)	(106,899)	(173,225)

Ending units	204,783	219,312	588,080	660,648

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b) The Contracts

Prior to December 31, 1990, only contracts without a front-end sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Value Fund - Series I (AVBVI)

AIM VIF - Capital Appreciation Fund - Series I (AVCA)

AIM VIF - Capital Development Fund-Series I (AVCDI)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Growth and Income Portfolio - Class A (ALVGIA)

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Balanced Fund - Class I (ACVB)

American Century VP - Capital Appreciation Fund - Class I (ACVCA)

American Century VP - Income & Growth Fund - Class I (ACVIG)

American Century VP - Inflation Protection Fund - Class II (ACVIP2)

American Century VP - International Fund - Class I (ACVI)

American Century VP - International Fund - Class III (ACVI3)

American Century VP - Mid Cap Value Fund - Class I (ACVMV1)

American Century VP - Ultra(R) Fund - Class I (ACVU1)

American Century VP - Value Fund - Class I (ACVV)

American Century VP - Vista(SM) Fund - Class I (ACVVS1)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust - Global Small Cap Portfolio (WVCP)

Credit Suisse Trust - International Focus Portfolio (WIEP)

Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - European Equity Portfolio (DVEE)*

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)

Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - American Leaders Fund II - Primary Class (FALF)

Federated IS - Capital Appreciation Fund II - Primary Class (FVCA2P)

Federated IS - Market Opportunity Fund II - Service Class (FVMOS)

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)

Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)

Fidelity(R) VIP - High Income Portfolio - Initial Class R (FHIPR)

Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)

Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund IV (Fidelity(R) VIP IV);

Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)

Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)

Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)

Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FTVSVI)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Balanced Portfolio - Service Class (JABS)

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)

Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)

Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)

Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)

Portfolios of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)

MFS(R) VIT - Value Series - Initial Class (MVFIC)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)

Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)

Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)

Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)

Nationwide VIT - Cardinal Aggressive Fund - Class I (NVCRA1)

Nationwide VIT - Cardinal Balanced Fund - Class I (NVCRB1)

Nationwide VIT - Cardinal Capital Appreciation Fund - Class I (NVCCA1)

Nationwide VIT - Cardinal Conservative Fund - Class I (NVCCN1)

Nationwide VIT - Cardinal Moderate Fund - Class I (NVCMD1)

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

Nationwide VIT - Cardinal Moderately Conservative Fund - Class I (NVCMC1)

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)

Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)

Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)

Nationwide VIT - Gartmore International Equity Fund - Class I (GIG) (formerly Gartmore International Growth Fund - Class I)

Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3) (formerly Gartmore International Growth Fund - Class III)

Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Growth Fund - Class I (CAF)

Nationwide VIT - Health Sciences Fund - Class I (GVGH1) (formerly Global Health Sciences Fund - Class I)

Nationwide VIT - Health Sciences Fund - Class III (GVGHS) (formerly Global Health Sciences Fund - Class III)

Nationwide VIT - International Index Fund - Class VI (GVIX6)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)

Nationwide VIT - Multi-Manager International Value Fund - Class I (GVDIVI) (formerly International Value Fund - Class I)

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3) (formerly International Value Fund - Class III)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)*

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)*

Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)

Nationwide VIT - Technology and Communications Fund - Class I (GGTC) (formerly Global Technology and Communications Fund - Class I)

Nationwide VIT - Technology and Communications Fund - Class III (GGTC3) (formerly Global Technology and Communications Fund - Class III)

Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)

Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)

Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Balanced Portfolio - Class I (AMBP)

Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)

Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)

Neuberger Berman AMT - International Portfolio - Class S (AMINS)

Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (AMMCGS)

Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)

Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS) (formerly Fasciano Portfolio – Class S)

Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)

Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)

Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)

Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - Growth and Income Fund - Class IB (PVGIB)

Putnam VT - International Equity Fund - Class IB (PVTIGB)

Putnam VT - Voyager Fund - Class IB (PVTVB)

Strong Variable Insurance Funds, Inc. - Strong International Stock Fund II (SVIF)*

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

T. Rowe Price Equity Income Portfolio - II (TREI2)

T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Turner GVIT Growth Focus Fund - Class I (TGF)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT - Morgan Stanley Real Estate Securities Fund (ACRE)*

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

Portfolios of the Wells Fargo Advantage Variable Trust Funds(SM) (Wells Fargo AVT);

Wells Fargo AVT - Discovery Fund(SM) (SVDF)

Wells Fargo AVT - Opportunity Fund(SM) (SVOF)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and assets charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Policy Charges

(a) Deductions from Premiums

For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. For flexible premium contracts, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium. On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2008 and 2007, total front-end sales charge deductions were $2,621,205 and $3,025,837, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

(c) Administrative Charges

An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

Purchase payments totaling less than $25,000 – $10/month

Purchase payments totaling $25,000 or more – none

Contracts issued on or after April 16, 1990:

Purchase payments totaling less than $25,000 – $90/year ($65/year in New York)

Purchase payments totaling $25,000 or more – $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month). For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s Specified Amount is increased. The charge is equal $2.04 per year per $1,000 of the Specified Amount increase.

For modified single premium contracts, the Company deducts a monthly administrative charge equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10 minimum.

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000 basic coverage charge. For policy years one through ten the per policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the per policy charge is $5. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year).

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d) Surrender Charges

Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines a Specified Amount each year. After the ninth year, the charge is 0%. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines a Specified Amount each year. After the ninth year, the charge is 0%. However, if a policy’s Specified Amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial Specified Amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a Specified Amount each year. After the ninth year for flexible premium contracts and after the tenth year for multiple payment and last survivor contracts, the charge is 0%. However, if a policy’s Specified Amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10% of the initial premium payment and declines a Specified Amount each year to 0% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For modified single premium contracts (MSP), the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium contracts and last survivor flexible premium contracts (LSFP), the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. This charge is assessed monthly by liquidating units.

For single premium contracts issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment contracts, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life contracts, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

The following table provides mortality and expense risk charges by contract type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2008:

	TOTAL	AVBVI	AVCA	AVCDI	ALVGIA
Flexible Premium VUL contracts	$3,907,130	2,374	762	1,714	2,835
Multiple Payment contracts	2,776	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	614,936	-	-	-	-
Single Premium contracts issued prior to April 16, 1990	4,429	-	-	-	-
Variable Executive Life contracts	14,529	1	-	-	-
Total	$4,543,800	2,375	762	1,714	2,835

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	ALVSVA	ACVB	ACVCA	ACVIG	ACVIP2
Flexible Premium VUL contracts	$4,089	20,977	78,951	11,037	6,594
Multiple Payment contracts	-	-	195	-	-
Single Premium contracts issued on or after April 16, 1990	-	4,559	16,153	1,024	-
Single Premium contracts issued prior to April 16, 1990	-	-	122	-	-
Variable Executive Life contracts	-	-	238	74	291
Total	$4,089	25,536	95,659	12,135	6,885

	ACVI	ACVI3	ACVMV1	ACVU1	ACVV
Flexible Premium VUL contracts	$30,626	15,089	5,048	2,343	39,106
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	6,655	-	-	269	8,989
Single Premium contracts issued prior to April 16, 1990	5	-	-	-	-
Variable Executive Life contracts	-	-	-	20	207
Total	$37,286	15,089	5,048	2,632	48,302

	ACVVS1	WVCP	WIEP	WSCP	DVSCS
Flexible Premium VUL contracts	$7,845	2,206	26,828	39,528	5,149
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	-	492	3,974	3,924	2,364
Single Premium contracts issued prior to April 16, 1990	-	-	-	-	-
Variable Executive Life contracts	-	25	127	80	-
Total	$7,845	2,723	30,929	43,532	7,513

	DSIF	DCAP	DSC	DGI	FALF
Flexible Premium VUL contracts	$259,947	18,921	836	7,493	583
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	29,124	7,877	-	1,487	-
Single Premium contracts issued prior to April 16, 1990	159	-	-	-	-
Variable Executive Life contracts	1,172	-	-	30	-
Total	$290,402	26,798	836	9,010	583

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FVCA2P	FVMOS	FQB	FEIP	FGP
Flexible Premium VUL contracts	$131	478	4,392	265,743	354,886
Multiple Payment contracts	-	-	-	583	853
Single Premium contracts issued on or after April 16, 1990	-	-	3,906	51,612	55,427
Single Premium contracts issued prior to April 16, 1990	-	-	-	670	727
Variable Executive Life contracts	-	-	-	1,692	2,128
Total	$131	478	8,298	320,300	414,021

	FHIP	FHIPR	FOP	FOSR	FAMP
Flexible Premium VUL contracts	$58,754	8,638	53,335	26,980	82,470
Multiple Payment contracts	112	-	571	-	-
Single Premium contracts issued on or after April 16, 1990	14,642	-	18,979	-	25,538
Single Premium contracts issued prior to April 16, 1990	245	-	307	-	200
Variable Executive Life contracts	353	34	52	45	92
Total	$74,106	8,672	73,244	27,025	108,300

	FCP	FIGBS	FGOP	FMCS	FVSS
Flexible Premium VUL contracts	$276,530	16,348	17,452	45,167	3,773
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	42,360	-	1,151	-	1,401
Single Premium contracts issued prior to April 16, 1990	-	-	59	-	-
Variable Executive Life contracts	892	25	-	121	-
Total	$319,782	16,373	18,662	45,288	5,174

	FNRS2	FF10S	FF20S	FF30S	FTVDM3
Flexible Premium VUL contracts	$32,258	3,978	3,666	3,830	9,263
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	-	-	-	-	-
Single Premium contracts issued prior to April 16, 1990	-	-	-	-	-
Variable Executive Life contracts	140	-	-	-	85
Total	$32,398	3,978	3,666	3,830	9,348

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	TIF	TIF3	FTVFA2	FTVGI3	FTVIS2
Flexible Premium VUL contracts	$2,960	9,262	9	11,755	5,334
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	-	-	-	-	-
Single Premium contracts issued prior to April 16, 1990	-	-	-	-	-
Variable Executive Life contracts	-	-	-	176	-
Total	$2,960	9,262	9	11,931	5,334

	FTVRDI	FTVSVI	JABS	JACAS	JAGTS
Flexible Premium VUL contracts	$17,534	15,178	2,708	20,362	4,504
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	-	-	-	3,718	763
Single Premium contracts issued prior to April 16, 1990	-	-	-	-	-
Variable Executive Life contracts	-	-	-	18	-
Total	$17,534	15,178	2,708	24,098	5,267

	JARLCS	JAIGS	JAIGS2	AMTB	MIGIC
Flexible Premium VUL contracts	$619	12,227	27,341	12,211	1,114
Multiple Payment contracts	-	-	-	2	-
Single Premium contracts issued on or after April 16, 1990	-	6,788	-	4,799	-
Single Premium contracts issued prior to April 16, 1990	-	-	-	89	-
Variable Executive Life contracts	-	29	165	74	-
Total	$619	19,044	27,506	17,175	1,114

	MVFIC	GVAAA2	GVABD2	GVAGG2	GVAGR2
Flexible Premium VUL contracts	$8,152	5,047	6,228	7,285	7,918
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	-	-	-	-	-
Single Premium contracts issued prior to April 16, 1990	-	-	-	-	-
Variable Executive Life contracts	-	-	-	-	49
Total	$8,152	5,047	6,228	7,285	7,967

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVAGI2	NVCRA1	NVCRB1	NVCCA1	NVCCN1
Flexible Premium VUL contracts	$3,335	119	375	509	105
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	-	-	-	-	-
Single Premium contracts issued prior to April 16, 1990	-	-	-	-	-
Variable Executive Life contracts	-	-	-	-	-
Total	$3,335	119	375	509	105

	NVCMD1	NVCMA1	NVCMC1	NVCBD1	HIBF
Flexible Premium VUL contracts	$938	215	36	18	594
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	-	-	-	-	-
Single Premium contracts issued prior to April 16, 1990	-	-	-	-	-
Variable Executive Life contracts	-	-	-	-	-
Total	$938	215	36	18	594

	HIBF3	GEM	GEM3	GVGU1	GIG
Flexible Premium VUL contracts	$4,223	7,082	28,564	5,695	5,814
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	-	7,993	-	3,752	5,120
Single Premium contracts issued prior to April 16, 1990	-	-	-	-	-
Variable Executive Life contracts	-	-	59	-	81
Total	$4,223	15,075	28,623	9,447	11,015

	GIG3	GVGF1	GBF	CAF	GVGH1
Flexible Premium VUL contracts	$40	2,589	49,478	81,257	690
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	-	1,176	26,622	2,477	2,078
Single Premium contracts issued prior to April 16, 1990	-	-	190	-	-
Variable Executive Life contracts	-	-	4	163	-
Total	$40	3,765	76,294	83,897	2,768

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVGHS	GVIX6	GVIDA	GVIDC	GVIDM
Flexible Premium VUL contracts	$2,517	2,034	19,470	4,667	26,315
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	-	-	43	262	5,189
Single Premium contracts issued prior to April 16, 1990	-	-	-	-	-
Variable Executive Life contracts	-	-	-	-	-
Total	$2,517	2,034	19,513	4,929	31,504

	GVDMA	GVDMC	NVLCP1	SGRF	MCIF
Flexible Premium VUL contracts	$32,940	13,343	-	3,633	23,320
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	4,991	4,038	-	907	4,555
Single Premium contracts issued prior to April 16, 1990	-	-	-	-	4
Variable Executive Life contracts	53	-	-	8	49
Total	$37,984	17,381	-	4,548	27,928

	SAM	NVMIG3	GVDIVI	GVDIV3	NVMLG1
Flexible Premium VUL contracts	$129,658	2	2,480	7,728	-
Multiple Payment contracts	61	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	52,116	-	-	-	-
Single Premium contracts issued prior to April 16, 1990	492	-	-	-	-
Variable Executive Life contracts	1,634	-	-	1	-
Total	$183,961	2	2,480	7,729	-

	NVMLV1	NVMMG1	SCGF	SCVF	SCF
Flexible Premium VUL contracts	$150	-	5,242	29,864	106,061
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	-	-	1,416	5,663	4,548
Single Premium contracts issued prior to April 16, 1990	-	-	5	157	112
Variable Executive Life contracts	-	-	15	70	879
Total	$150	-	6,678	35,754	111,600

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	TRF	GVUS1	NVNMO1	NVNSR1	NVSTB2
Flexible Premium VUL contracts	$353,232	2,392	6	-	407
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	14,332	379	-	-	-
Single Premium contracts issued prior to April 16, 1990	123	-	-	-	-
Variable Executive Life contracts	882	-	-	-	-
Total	$368,569	2,771	6	-	407

	GGTC	GGTC3	GVUG1	EIF	MSBF
Flexible Premium VUL contracts	$1,449	2,068	3,247	3,519	6,037
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	799	-	693	-	1,270
Single Premium contracts issued prior to April 16, 1990	-	-	-	-	-
Variable Executive Life contracts	-	-	1	-	-
Total	$2,248	2,068	3,941	3,519	7,307

	NVRE1	AMBP	AMTG	AMGP	AMINS
Flexible Premium VUL contracts	$99	1,374	76,612	8,040	1,585
Multiple Payment contracts	-	-	160	-	-
Single Premium contracts issued on or after April 16, 1990	-	-	10,480	502	-
Single Premium contracts issued prior to April 16, 1990	-	-	414	-	-
Variable Executive Life contracts	-	-	122	-	-
Total	$99	1,374	87,788	8,542	1,585

	AMMCGS	AMTP	AMRS	AMFAS	AMSRS
Flexible Premium VUL contracts	$2,904	95,785	834	457	1,957
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	-	9,307	-	-	-
Single Premium contracts issued prior to April 16, 1990	-	-	-	-	-
Variable Executive Life contracts	-	360	-	23	-
Total	$2,904	105,452	834	480	1,957

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	OVMS	OVGR	OVB	OVGS3	OVGS
Flexible Premium VUL contracts	$45,371	41,358	40,725	35,697	112,819
Multiple Payment contracts	200	-	4	-	-
Single Premium contracts issued on or after April 16, 1990	14,901	5,484	6,668	-	18,490
Single Premium contracts issued prior to April 16, 1990	-	-	-	-	-
Variable Executive Life contracts	18	35	7	287	626
Total	$60,490	46,877	47,404	35,984	131,935

	OVHI3	OVHI	OVSC	OVGI	OVAG
Flexible Premium VUL contracts	$567	1,293	3,972	6,451	5,364
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	-	-	-	560	455
Single Premium contracts issued prior to April 16, 1990	-	-	-	-	-
Variable Executive Life contracts	-	-	-	-	-
Total	$567	1,293	3,972	7,011	5,819

	PVGIB	PVTIGB	PVTVB	TRBCG2	TREI2
Flexible Premium VUL contracts	$457	2,033	167	3,790	6,903
Multiple Payment contracts	-	-	-	-	-
Single Premium contracts issued on or after April 16, 1990	-	-	-	-	-
Single Premium contracts issued prior to April 16, 1990	-	-	-	-	-
Variable Executive Life contracts	-	-	-	59	-
Total	$457	2,033	167	3,849	6,903

	TRLT2	DSRG	VWBF	VWEM	VWHA
Flexible Premium VUL contracts	$5,085	40,659	12,922	37,525	58,515
Multiple Payment contracts	-	-	23	-	-
Single Premium contracts issued on or after April 16, 1990	-	1,268	9,758	6,895	29,452
Single Premium contracts issued prior to April 16, 1990	-	-	124	-	-
Variable Executive Life contracts	-	-	65	88	218
Total	$5,085	41,927	22,892	44,508	88,185

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	MSVFI	MSEM	MSVRE	SVDF	SVOF
Flexible Premium VUL contracts	$4,254	8,700	62,969	37,054	132,675
Multiple Payment contracts	-	-	-	-	12
Single Premium contracts issued on or after April 16, 1990	-	1,345	10,184	3,865	16,928
Single Premium contracts issued prior to April 16, 1990	-	113	-	-	112
Variable Executive Life contracts	37	-	250	-	-
Total	$4,291	10,158	73,403	40,919	149,727

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2008 and 2007, total transfers into the Account from the fixed account were $24,207,234 and $25,005,246, respectively, and total transfers from the Account to the fixed account were $31,489,904 and $26,261,704, respectively.

(7) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$566,844,171	0	$566,844,171

Accounts Payable of $17,453 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2008.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

AIM VIF - Basic Value Fund - Series I (AVBVI)
2008	0.00%	5,955	$8.509083	$50,672	0.76%	-51.77%
2008	0.50%	19,612	8.271175	162,214	0.76%	-52.01%
2008	0.80%	3,970	8.131642	32,283	0.76%	-52.15%
2007	0.00%	1,070	17.641592	18,877	0.50%	1.54%
2007	0.50%	40,204	17.234687	692,903	0.50%	1.03%
2007	0.80%	10,750	16.995087	182,697	0.50%	0.73%
2006	0.00%	1,192	17.373346	20,709	0.55%	13.20%
2006	0.50%	55,976	17.058177	954,849	0.55%	12.64%
2006	0.80%	20,662	16.871856	348,606	0.55%	12.30%
2005	0.00%	1,026	15.346928	15,746	0.09%	5.74%
2005	0.50%	27,146	15.143837	411,095	0.09%	5.21%
2005	0.80%	24,934	15.023289	374,591	0.09%	4.90%
2004	0.00%	738	14.514365	10,712	0.00%	11.07%
2004	0.50%	2,482	14.393873	35,726	0.00%	10.52%
2004	0.80%	43,590	14.322072	624,299	0.00%	10.18%
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
2008	0.00%	681	9.848393	6,707	0.00%	-42.49%
2008	0.50%	5,870	9.573139	56,194	0.00%	-42.78%
2008	0.80%	605	9.411708	5,694	0.00%	-42.95%
2007	0.00%	692	17.125365	11,851	0.00%	12.01%
2007	0.50%	17,866	16.730402	298,905	0.00%	11.45%
2007	0.80%	2,752	16.497826	45,402	0.00%	11.12%
2006	0.50%	2,876	15.011307	43,173	0.04%	5.77%
2006	0.80%	1,686	14.847340	25,033	0.04%	5.46%
2005	0.00%	780	14.382523	11,218	0.04%	8.84%
2005	0.50%	288	14.192232	4,087	0.04%	8.29%
2005	0.80%	4,924	14.079275	69,326	0.04%	7.97%
2004	0.00%	76	13.214909	1,004	0.00%	6.63%
2004	0.50%	310	13.105225	4,063	0.00%	6.09%
2004	0.80%	4,090	13.039850	53,333	0.00%	5.78%
AIM VIF - Capital Development Fund - Series I (AVCDI)
2008	0.00%	3,277	11.267930	36,925	0.00%	-47.03%
2008	0.50%	9,085	10.952988	99,508	0.00%	-47.29%
2008	0.80%	3,567	10.768244	38,410	0.00%	-47.45%
2007	0.00%	2,980	21.270438	63,386	0.00%	10.84%
2007	0.50%	23,104	20.779892	480,099	0.00%	10.29%
2007	0.80%	5,092	20.491015	104,340	0.00%	9.96%
2006	0.00%	2,070	19.189430	39,722	0.00%	16.52%
2006	0.50%	11,446	18.841359	215,658	0.00%	15.94%
2006	0.80%	7,586	18.635564	141,369	0.00%	15.59%
2005	0.00%	2,094	16.468791	34,486	0.00%	9.60%
2005	0.50%	3,614	16.250893	58,731	0.00%	9.06%
2005	0.80%	9,328	16.121553	150,382	0.00%	8.73%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2004	0.00%	2,534	$15.025595	$38,075	0.00%	15.50%
2004	0.50%	4,050	14.900870	60,349	0.00%	14.92%
2004	0.80%	9,498	14.826548	140,823	0.00%	14.58%
AllianceBernstein VPS - Growth and Income Portfolio - Class A (ALVGIA)
2008	0.00%	16,526	10.649521	175,994	2.08%	-40.60%
2008	0.50%	28,510	10.351889	295,132	2.08%	-40.90%
2008	0.80%	5,311	10.177334	54,052	2.08%	-41.08%
2007	0.00%	18,646	17.929588	334,315	1.55%	5.12%
2007	0.50%	20,390	17.516124	357,154	1.55%	4.59%
2007	0.80%	15,124	17.272663	261,232	1.55%	4.28%
2006	0.00%	19,406	17.056580	331,000	1.47%	17.29%
2006	0.50%	15,978	16.747221	267,587	1.47%	16.70%
2006	0.80%	28,032	16.564321	464,331	1.47%	16.35%
2005	0.00%	17,122	14.542693	249,000	1.68%	4.87%
2005	0.50%	10,070	14.350279	144,507	1.68%	4.35%
2005	0.80%	37,766	14.236062	537,639	1.68%	4.03%
2004	0.00%	18,484	13.867818	256,333	0.96%	11.46%
2004	0.50%	9,008	13.752717	123,884	0.96%	10.91%
2004	0.80%	38,966	13.684124	533,216	0.96%	10.57%
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)
2008	0.00%	5,223	13.192861	68,906	0.75%	-35.58%
2008	0.50%	30,212	12.824196	387,445	0.75%	-35.90%
2008	0.80%	7,514	12.607947	94,736	0.75%	-36.09%
2007	0.00%	4,368	20.478040	89,448	1.06%	1.70%
2007	0.50%	38,038	20.005857	760,983	1.06%	1.19%
2007	0.80%	10,032	19.727780	197,909	1.06%	0.89%
2006	0.00%	2,614	20.134859	52,633	0.39%	14.42%
2006	0.50%	36,812	19.769734	727,763	0.39%	13.85%
2006	0.80%	22,658	19.553834	443,051	0.39%	13.51%
2005	0.00%	3,250	17.597332	57,191	0.72%	6.91%
2005	0.50%	26,464	17.364568	459,536	0.72%	6.38%
2005	0.80%	29,330	17.226379	505,250	0.72%	6.06%
2004	0.00%	6,962	16.459431	114,591	0.13%	19.30%
2004	0.50%	2,172	16.322856	35,453	0.13%	18.71%
2004	0.80%	43,250	16.241455	702,443	0.13%	18.35%
American Century VP - Balanced Fund - Class I (ACVB)
2008	0.00%	23,201	17.275155	400,801	2.47%	-20.33%
2008	0.50%	98,678	21.526265	2,124,169	2.47%	-20.73%
2008	0.80%	46,134	21.023041	969,877	2.47%	-20.97%
2008	1.00%	57,666	9.677622	558,070	2.47%	-21.13%
2007	0.00%	27,022	21.683809	585,940	2.12%	4.94%
2007	0.50%	72,948	27.155398	1,980,932	2.12%	4.41%
2007	0.80%	62,528	26.600354	1,663,267	2.12%	4.09%
2007	1.00%	38,914	12.269595	477,459	2.12%	3.89%
2007	1.30%	8	24.593469	197	2.12%	3.57%
2006	0.00%	29,950	20.663955	618,885	1.93%	9.62%
2006	0.50%	58,648	26.008605	1,525,353	1.93%	9.07%
2006	0.80%	90,872	25.553959	2,322,139	1.93%	8.75%
2006	1.00%	44,838	11.810656	529,566	1.93%	8.53%
2006	1.30%	990	23.745073	23,508	1.93%	8.21%
2005	0.00%	40,316	18.850696	759,985	1.83%	4.93%
2005	0.50%	50,386	23.844923	1,201,450	1.83%	4.41%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2005	0.80%	119,320	$23.498278	$2,803,815	1.83%	4.10%
2005	1.00%	52,040	10.882231	566,311	1.83%	3.89%
2005	1.30%	2,878	21.944037	63,155	1.83%	3.58%
2004	0.00%	40,968	17.964228	735,958	1.68%	9.78%
2004	0.50%	28,138	22.837145	642,592	1.68%	9.23%
2004	0.80%	159,436	22.572554	3,598,878	1.68%	8.90%
2004	1.30%	35,358	21.184881	749,055	1.68%	8.36%
American Century VP - Capital Appreciation Fund - Class I (ACVCA)
2008	0.00%	41,738	12.771185	533,044	0.00%	-46.18%
2008	0.50%	182,727	31.556083	5,766,148	0.00%	-46.45%
2008	0.80%	130,432	19.501606	2,543,633	0.00%	-46.61%
2008	1.00%	143,436	6.337501	909,026	0.00%	-46.72%
2007	0.00%	57,452	23.730825	1,363,383	0.00%	45.80%
2007	0.50%	191,634	58.930990	11,293,181	0.00%	45.07%
2007	0.80%	170,672	36.529047	6,234,486	0.00%	44.64%
2007	1.00%	220,292	11.894815	2,620,333	0.00%	44.35%
2007	1.30%	2	36.460250	73	0.00%	43.91%
2006	0.00%	58,212	16.275964	947,456	0.00%	17.22%
2006	0.50%	148,624	40.621668	6,037,355	0.00%	16.64%
2006	0.80%	250,368	25.255777	6,323,238	0.00%	16.29%
2006	1.00%	149,970	8.240477	1,235,824	0.00%	16.06%
2006	1.30%	556	25.335087	14,086	0.00%	15.71%
2005	0.00%	73,308	13.885054	1,017,886	0.00%	22.06%
2005	0.50%	104,698	34.827698	3,646,390	0.00%	21.46%
2005	0.80%	365,618	21.718376	7,940,629	0.00%	21.09%
2005	1.00%	171,146	7.100441	1,215,212	0.00%	20.85%
2005	1.30%	6,016	21.895512	131,723	0.00%	20.49%
2004	0.00%	71,068	11.375351	808,423	0.00%	7.58%
2004	0.50%	59,666	28.675107	1,710,929	0.00%	7.05%
2004	0.80%	460,364	17.935168	8,256,706	0.00%	6.73%
2004	1.30%	66,996	18.171733	1,217,433	0.00%	6.19%
American Century VP - Income & Growth Fund - Class I (ACVIG)
2008	0.00%	29,644	9.964615	295,391	2.06%	-34.59%
2008	0.50%	123,288	9.446908	1,164,690	2.06%	-34.91%
2008	0.80%	27,111	9.149298	248,047	2.06%	-35.11%
2008	1.00%	9,362	7.401733	69,295	2.06%	-35.24%
2007	0.00%	27,666	15.233128	421,440	1.88%	-0.07%
2007	0.50%	111,674	14.514258	1,620,865	1.88%	-0.57%
2007	0.80%	55,800	14.099337	786,743	1.88%	-0.87%
2007	1.00%	14,802	11.429189	169,175	1.88%	-1.07%
2006	0.00%	28,052	15.243369	427,607	1.88%	17.09%
2006	0.50%	110,050	14.597227	1,606,425	1.88%	16.50%
2006	0.80%	99,066	14.222782	1,408,994	1.88%	16.16%
2006	1.00%	24,302	11.552475	280,748	1.88%	15.93%
2005	0.00%	27,378	13.018850	356,430	2.03%	4.63%
2005	0.50%	83,992	12.529281	1,052,359	2.03%	4.11%
2005	0.80%	157,452	12.244450	1,927,913	2.03%	3.80%
2005	1.00%	20,504	9.965424	204,331	2.03%	3.59%
2005	1.30%	8,246	11.784027	97,171	2.03%	3.28%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2004	0.00%	42,110	$12.442664	$523,961	1.44%	12.99%
2004	0.50%	28,284	12.034610	340,387	1.44%	12.43%
2004	0.80%	220,344	11.796249	2,599,233	1.44%	12.09%
2004	1.30%	31,276	11.409408	356,841	1.44%	11.53%
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
2008	0.00%	25,234	12.144940	306,465	4.87%	-1.59%
2008	0.50%	84,313	11.804557	995,278	4.87%	-2.08%
2008	0.80%	17,280	11.604121	200,519	4.87%	-2.38%
2007	0.00%	16,186	12.340997	199,751	4.41%	9.49%
2007	0.50%	44,004	12.055397	530,486	4.41%	8.94%
2007	0.80%	14,896	11.886541	177,062	4.41%	8.61%
2006	0.00%	14,560	11.270913	164,104	3.22%	1.59%
2006	0.50%	25,006	11.065707	276,709	3.22%	1.08%
2006	0.80%	38,652	10.943891	423,003	3.22%	0.78%
2005	0.00%	10,992	11.094803	121,954	4.38%	1.56%
2005	0.50%	24,828	10.947391	271,802	4.38%	1.06%
2005	0.80%	71,902	10.859530	780,822	4.38%	0.75%
2004	0.00%	7,602	10.924094	83,045	3.57%	5.81%
2004	0.50%	9,540	10.832965	103,346	3.57%	5.28%
2004	0.80%	72,104	10.778433	777,168	3.57%	4.96%
American Century VP - International Fund - Class I (ACVI)
2008	0.00%	31,455	15.415539	484,896	0.86%	-44.82%
2008	0.50%	167,006	15.879697	2,652,005	0.86%	-45.10%
2008	0.80%	35,916	15.456745	555,144	0.86%	-45.26%
2008	1.00%	62,231	6.491776	403,990	0.86%	-45.37%
2007	0.00%	38,002	27.938306	1,061,712	0.72%	18.06%
2007	0.50%	180,196	28.924155	5,212,017	0.72%	17.46%
2007	0.80%	73,188	28.238561	2,066,724	0.72%	17.11%
2007	1.00%	79,918	11.883894	949,737	0.72%	16.88%
2007	1.30%	354	26.406669	9,348	0.72%	16.52%
2006	0.00%	42,276	23.665218	1,000,471	1.65%	25.03%
2006	0.50%	181,244	24.623712	4,462,900	1.65%	24.40%
2006	0.80%	165,218	24.112654	3,983,844	1.65%	24.03%
2006	1.00%	60,986	10.167970	620,104	1.65%	23.79%
2006	1.30%	6,172	22.662010	139,870	1.65%	23.42%
2005	0.00%	52,474	18.928348	993,246	1.27%	13.25%
2005	0.50%	109,946	19.793391	2,176,204	1.27%	12.69%
2005	0.80%	311,096	19.440637	6,047,904	1.27%	12.35%
2005	1.00%	61,088	8.214210	501,790	1.27%	12.13%
2005	1.30%	14,464	18.362361	265,593	1.27%	11.80%
2004	0.00%	63,654	16.713189	1,063,861	0.58%	14.92%
2004	0.50%	59,792	17.564316	1,050,206	0.58%	14.35%
2004	0.80%	471,466	17.302961	8,157,758	0.58%	14.01%
2004	1.30%	55,662	16.424915	914,244	0.58%	13.44%
American Century VP - International Fund - Class III (ACVI3)
2008	0.00%	25,760	9.507294	244,908	0.79%	-44.82%
2008	0.50%	146,762	9.334573	1,369,961	0.79%	-45.10%
2008	0.80%	43,028	9.232446	397,254	0.79%	-45.26%
2007	0.00%	25,082	17.230511	432,176	0.60%	18.06%
2007	0.50%	129,282	17.002494	2,198,116	0.60%	17.46%
2007	0.80%	56,198	16.867137	947,899	0.60%	17.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2006	0.00%	20,366	$14.595156	$297,245	1.19%	25.03%
2006	0.50%	52,054	14.474561	753,459	1.19%	24.40%
2006	0.80%	80,238	14.402688	1,155,643	1.19%	24.03%
2005	0.00%	20,404	11.673757	238,191	0.00%	16.74%	5/2/2005
2005	0.50%	43,276	11.635157	503,523	0.00%	16.35%	5/2/2005
2005	0.80%	69,942	11.612061	812,171	0.00%	16.12%	5/2/2005
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
2008	0.00%	4,099	10.066767	41,264	0.09%	-24.35%
2008	0.50%	66,882	9.883888	661,054	0.09%	-24.73%
2008	0.80%	9,574	9.775760	93,593	0.09%	-24.95%
2007	0.00%	3,036	13.306496	40,399	0.70%	-2.31%
2007	0.50%	69,408	13.130382	911,354	0.70%	-2.80%
2007	0.80%	15,018	13.025836	195,622	0.70%	-3.09%
2006	0.00%	5,932	13.620466	80,797	1.31%	20.30%
2006	0.50%	28,362	13.507944	383,112	1.31%	19.70%
2006	0.80%	15,610	13.440882	209,812	1.31%	19.34%
2005	0.00%	956	11.322176	10,824	1.06%	13.22%	5/2/2005
2005	0.50%	2,498	11.284751	28,189	1.06%	12.85%	5/2/2005
2005	0.80%	5,722	11.262347	64,443	1.06%	12.62%	5/2/2005
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	0.00%	5,710	7.776182	44,402	0.00%	-41.48%
2008	0.50%	26,006	7.521089	195,593	0.00%	-41.77%
2008	0.80%	6,452	7.372083	47,565	0.00%	-41.95%
2008	1.00%	2,588	7.274343	18,826	0.00%	-42.06%
2007	0.00%	9,952	13.288079	132,243	0.00%	21.02%
2007	0.50%	51,430	12.916798	664,311	0.00%	20.41%
2007	0.80%	11,886	12.699015	150,940	0.00%	20.05%
2007	1.00%	2,778	12.555821	34,880	0.00%	19.81%
2006	0.00%	9,430	10.980437	103,546	0.00%	-3.28%
2006	0.50%	21,516	10.727394	230,811	0.00%	-3.76%
2006	0.80%	18,008	10.578387	190,496	0.00%	-4.04%
2006	1.00%	1,340	10.480144	14,043	0.00%	-4.24%
2005	0.00%	9,754	11.352287	110,730	0.00%	2.17%
2005	0.50%	20,298	11.146133	226,244	0.00%	1.66%
2005	0.80%	34,120	11.024259	376,148	0.00%	1.35%
2005	1.00%	5,288	10.943695	57,870	0.00%	1.15%
2004	0.00%	12,672	11.111676	140,807	0.00%	10.68%
2004	0.50%	28,728	10.964413	314,986	0.00%	10.12%
2004	0.80%	37,042	10.877007	402,906	0.00%	9.79%
2004	1.30%	8,076	10.732849	86,678	0.00%	9.25%
American Century VP - Value Fund - Class I (ACVV)
2008	0.00%	61,645	19.761076	1,218,172	2.47%	-26.78%
2008	0.50%	229,017	18.506594	4,238,325	2.47%	-27.14%
2008	0.80%	63,519	17.949130	1,140,111	2.47%	-27.36%
2008	1.00%	53,224	13.097945	697,125	2.47%	-27.51%
2007	0.00%	72,996	26.987072	1,969,948	1.65%	-5.14%
2007	0.50%	241,306	25.400814	6,129,369	1.65%	-5.61%
2007	0.80%	102,224	24.709849	2,525,940	1.65%	-5.90%
2007	1.00%	72,664	18.067598	1,312,864	1.65%	-6.09%
2006	0.00%	72,824	28.448790	2,071,755	1.39%	18.65%
2006	0.50%	213,238	26.911603	5,738,576	1.39%	18.06%
2006	0.80%	200,588	26.258655	5,267,171	1.39%	17.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2006	1.00%	83,020	$19.238731	$1,597,199	1.39%	17.48%
2005	0.00%	73,392	23.976512	1,759,684	0.88%	5.03%
2005	0.50%	121,762	22.794288	2,775,478	0.88%	4.51%
2005	0.80%	333,368	22.307840	7,436,720	0.88%	4.20%
2005	1.00%	71,670	16.376728	1,173,720	0.88%	3.99%
2005	1.30%	16,188	21.324425	345,200	0.88%	3.68%
2004	0.00%	80,992	22.827520	1,848,846	1.01%	14.33%
2004	0.50%	83,868	21.810391	1,829,194	1.01%	13.76%
2004	0.80%	363,556	21.408869	7,783,323	1.01%	13.42%
2004	1.30%	92,778	20.567340	1,908,197	1.01%	12.86%
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
2008	0.00%	4,820	8.973691	43,253	0.00%	-48.62%
2008	0.50%	85,867	8.810636	756,543	0.00%	-48.88%
2008	0.80%	14,766	8.714227	128,674	0.00%	-49.03%
2007	0.00%	5,970	17.466180	104,273	0.00%	39.77%
2007	0.50%	80,738	17.235095	1,391,527	0.00%	39.07%
2007	0.80%	18,398	17.097896	314,567	0.00%	38.65%
2006	0.50%	1,972	12.392995	24,439	0.00%	8.47%
2006	0.80%	1,344	12.331439	16,573	0.00%	8.14%
2005	0.50%	242	11.425723	2,765	0.00%	14.26%	5/2/2005
2005	0.80%	2,306	11.403054	26,295	0.00%	14.03%	5/2/2005
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
2008	0.00%	8,201	8.953554	73,428	1.73%	-46.75%
2008	0.50%	19,954	8.384838	167,311	1.73%	-47.02%
2008	0.80%	7,287	8.132149	59,259	1.73%	-47.18%
2008	1.00%	8,593	3.649703	31,362	1.73%	-47.28%
2007	0.00%	8,174	16.814740	137,444	0.00%	-3.96%
2007	0.50%	19,506	15.825884	308,700	0.00%	-4.44%
2007	0.80%	13,468	15.395235	207,343	0.00%	-4.73%
2007	1.00%	8,982	6.923255	62,185	0.00%	-4.92%
2006	0.00%	11,692	17.507392	204,696	0.00%	13.20%
2006	0.50%	16,544	16.560881	273,983	0.00%	12.64%
2006	0.80%	24,796	16.158907	400,676	0.00%	12.30%
2006	1.00%	8,040	7.281318	58,542	0.00%	12.08%
2005	0.00%	12,466	15.465259	192,790	0.00%	16.14%
2005	0.50%	12,544	14.702300	184,426	0.00%	15.57%
2005	0.80%	36,140	14.388419	519,997	0.00%	15.22%
2005	1.00%	3,714	6.496475	24,128	0.00%	14.99%
2005	1.30%	2,682	13.753775	36,888	0.00%	14.65%
2004	0.00%	11,532	13.315648	153,556	0.00%	17.99%
2004	0.50%	9,874	12.721972	125,617	0.00%	17.40%
2004	0.80%	40,182	12.487641	501,778	0.00%	17.05%
2004	1.30%	4,110	11.996474	49,306	0.00%	16.47%
Credit Suisse Trust - International Focus Portfolio (WIEP)
2008	0.00%	49,413	10.593841	523,473	1.70%	-41.03%
2008	0.50%	212,070	11.620666	2,464,395	1.70%	-41.33%
2008	0.80%	62,405	11.295534	704,898	1.70%	-41.51%
2008	1.00%	33,081	7.531248	249,141	1.70%	-41.62%
2007	0.00%	56,358	17.966043	1,012,530	1.08%	16.60%
2007	0.50%	215,496	19.806457	4,268,212	1.08%	16.01%
2007	0.80%	91,976	19.310277	1,776,082	1.08%	15.66%
2007	1.00%	39,182	12.900878	505,482	1.08%	15.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2006	0.00%	90,002	$15.408829	$1,386,825	1.03%	18.65%
2006	0.50%	169,282	17.072863	2,890,128	1.03%	18.06%
2006	0.80%	174,476	16.695427	2,912,951	1.03%	17.71%
2006	1.00%	25,416	11.176387	284,059	1.03%	17.48%
2006	1.30%	10,164	15.763156	160,217	1.03%	17.13%
2005	0.00%	94,820	12.986442	1,231,374	0.91%	17.44%
2005	0.50%	62,308	14.460784	901,023	0.91%	16.85%
2005	0.80%	320,444	14.183450	4,545,001	0.91%	16.51%
2005	1.00%	15,960	9.513742	151,839	0.91%	16.27%
2005	1.30%	24,184	13.458367	325,477	0.91%	15.93%
2004	0.00%	103,404	11.058069	1,143,449	0.99%	14.74%
2004	0.50%	39,228	12.375012	485,447	0.99%	14.17%
2004	0.80%	369,172	12.174019	4,494,307	0.99%	13.83%
2004	1.30%	41,378	11.609376	480,373	0.99%	13.26%
Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)
2008	0.00%	85,320	9.272942	791,167	0.08%	-34.60%
2008	0.50%	271,597	12.416573	3,372,304	0.08%	-34.92%
2008	0.80%	107,043	12.068936	1,291,895	0.08%	-35.12%
2008	1.00%	58,869	4.737770	278,908	0.08%	-35.25%
2007	0.00%	94,682	14.178269	1,342,427	0.00%	-0.83%
2007	0.50%	277,018	19.080287	5,285,583	0.00%	-1.33%
2007	0.80%	153,520	18.601963	2,855,773	0.00%	-1.63%
2007	1.00%	65,396	7.317026	478,504	0.00%	-1.83%
2006	0.00%	104,538	14.297420	1,494,624	0.00%	4.77%
2006	0.50%	219,292	19.337639	4,240,590	0.00%	4.25%
2006	0.80%	270,450	18.909841	5,114,166	0.00%	3.94%
2006	1.00%	51,800	7.453113	386,071	0.00%	3.73%
2006	1.30%	7,148	17.853550	127,617	0.00%	3.42%
2005	0.00%	127,936	13.646704	1,745,905	0.00%	-2.68%
2005	0.50%	125,444	18.549847	2,326,967	0.00%	-3.16%
2005	0.80%	443,896	18.193863	8,076,183	0.00%	-3.45%
2005	1.00%	41,474	7.185242	298,001	0.00%	-3.65%
2005	1.30%	18,546	17.263500	320,169	0.00%	-3.93%
2004	0.00%	136,576	14.022473	1,915,133	0.00%	10.87%
2004	0.50%	82,304	19.155888	1,576,606	0.00%	10.32%
2004	0.80%	539,886	18.844567	10,173,918	0.00%	9.99%
2004	1.30%	42,546	17.970297	764,564	0.00%	9.44%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	0.00%	20,630	10.853308	223,904	0.87%	-30.91%
2008	0.50%	48,249	10.497320	506,485	0.87%	-31.26%
2008	0.80%	13,403	10.289367	137,908	0.87%	-31.46%
2008	1.00%	18,400	10.153007	186,815	0.87%	-31.60%
2007	0.00%	26,930	15.709599	423,060	0.37%	-0.65%
2007	0.50%	47,664	15.270683	727,862	0.37%	-1.15%
2007	0.80%	22,938	15.013257	344,374	0.37%	-1.45%
2007	1.00%	18,706	14.844030	277,672	0.37%	-1.65%
2006	0.00%	29,498	15.813075	466,454	0.36%	14.41%
2006	0.50%	46,836	15.448774	723,559	0.36%	13.84%
2006	0.80%	42,596	15.234242	648,918	0.36%	13.50%
2006	1.00%	20,468	15.092865	308,921	0.36%	13.28%
2005	0.00%	38,236	13.821296	528,471	0.00%	7.23%
2005	0.50%	38,160	13.570376	517,846	0.00%	6.70%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2005	0.80%	52,974	$13.422021	$711,018	0.00%	6.38%
2005	1.00%	15,334	13.324009	204,310	0.00%	6.17%
2005	1.30%	5,586	13.178346	73,614	0.00%	5.85%
2004	0.00%	40,584	12.889095	523,091	0.50%	21.88%
2004	0.50%	32,364	12.718312	411,615	0.50%	21.28%
2004	0.80%	70,472	12.616946	889,141	0.50%	20.91%
2004	1.30%	21,594	12.449758	268,840	0.50%	20.31%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	0.00%	383,007	16.557351	6,341,581	2.05%	-37.14%
2008	0.50%	952,613	22.551717	21,483,059	2.05%	-37.46%
2008	0.80%	384,851	21.978365	8,458,396	2.05%	-37.64%
2008	1.00%	321,585	6.572170	2,113,511	2.05%	-37.77%
2007	0.00%	420,020	26.340376	11,063,485	1.70%	5.26%
2007	0.50%	950,264	36.056885	34,263,560	1.70%	4.73%
2007	0.80%	618,332	35.246027	21,793,746	1.70%	4.41%
2007	1.00%	340,954	10.560744	3,600,728	1.70%	4.20%
2007	1.30%	6	32.822912	197	1.70%	3.89%
2006	0.00%	481,242	25.025241	12,043,197	1.65%	15.50%
2006	0.50%	710,704	34.429253	24,469,008	1.65%	14.92%
2006	0.80%	1,054,364	33.756668	35,591,815	1.65%	14.58%
2006	1.00%	377,588	10.134844	3,826,795	1.65%	14.35%
2006	1.30%	13,440	31.594380	424,628	1.65%	14.01%
2005	0.00%	514,448	21.667325	11,146,712	1.60%	4.69%
2005	0.50%	544,048	29.958454	16,298,837	1.60%	4.17%
2005	0.80%	1,502,104	29.461184	44,253,762	1.60%	3.86%
2005	1.00%	344,792	8.862854	3,055,841	1.60%	3.65%
2005	1.30%	43,062	27.711836	1,193,327	1.60%	3.34%
2004	0.00%	578,778	20.696422	11,978,634	1.80%	10.64%
2004	0.50%	347,660	28.759010	9,998,357	1.80%	10.09%
2004	0.80%	1,932,026	28.366357	54,804,539	1.80%	9.76%
2004	1.30%	166,174	26.815353	4,456,014	1.80%	9.21%
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	0.00%	53,547	13.043268	698,428	1.97%	-29.55%
2008	0.50%	129,485	12.279988	1,590,074	1.97%	-29.90%
2008	0.80%	62,193	11.900157	740,106	1.97%	-30.11%
2008	1.00%	84,234	7.993118	673,292	1.97%	-30.25%
2007	0.00%	53,388	18.514426	988,448	1.61%	7.13%
2007	0.50%	117,308	17.518498	2,055,060	1.61%	6.60%
2007	0.80%	94,654	17.027724	1,611,742	1.61%	6.27%
2007	1.00%	78,734	11.460137	902,302	1.61%	6.06%
2006	0.00%	57,100	17.281782	986,790	1.49%	16.48%
2006	0.50%	100,824	16.434584	1,657,000	1.49%	15.90%
2006	0.80%	155,994	16.022432	2,499,403	1.49%	15.55%
2006	1.00%	77,230	10.805247	834,489	1.49%	15.32%
2006	1.30%	10,234	15.282356	156,400	1.49%	14.98%
2005	0.00%	63,038	14.837109	935,302	0.02%	4.38%
2005	0.50%	71,712	14.180252	1,016,894	0.02%	3.86%
2005	0.80%	211,690	13.866041	2,935,302	0.02%	3.55%
2005	1.00%	21,248	9.369677	199,087	0.02%	3.34%
2005	1.30%	52,560	13.291662	698,610	0.02%	3.03%
2004	0.00%	68,432	14.214838	972,750	1.63%	5.05%
2004	0.50%	39,366	13.653414	537,480	1.63%	4.52%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2004	0.80%	279,490	$13.390880	$3,742,617	1.63%	4.21%
2004	1.30%	69,410	12.900329	895,412	1.63%	3.69%
Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)
2008	0.00%	175	8.753397	1,532	0.93%	-37.59%
2008	0.50%	9,322	8.508710	79,318	0.93%	-37.90%
2008	0.80%	3,511	8.365189	29,370	0.93%	-38.09%
2007	0.00%	178	14.026060	2,497	0.83%	-11.06%
2007	0.50%	9,412	13.702540	128,968	0.83%	-11.51%
2007	0.80%	4,684	13.512011	63,290	0.83%	-11.77%
2006	0.00%	3,288	15.770049	51,852	0.43%	3.77%
2006	0.50%	9,442	15.484023	146,200	0.43%	3.25%
2006	0.80%	11,426	15.314886	174,988	0.43%	2.95%
2005	0.00%	5,054	15.197076	76,806	0.00%	5.80%
2005	0.50%	6,920	14.996047	103,773	0.00%	5.27%
2005	0.80%	17,282	14.876684	257,099	0.00%	4.96%
2004	0.00%	3,802	14.363942	54,612	0.22%	11.34%
2004	0.50%	4,108	14.244729	58,517	0.22%	10.79%
2004	0.80%	22,806	14.173675	323,245	0.22%	10.45%
Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)
2008	0.00%	31,342	10.677601	334,657	0.66%	-40.41%
2008	0.50%	57,462	9.999637	574,599	0.66%	-40.71%
2008	0.80%	28,885	9.698392	280,138	0.66%	-40.89%
2008	1.00%	15,792	6.559473	103,587	0.66%	-41.01%
2007	0.00%	33,820	17.918567	606,006	0.76%	8.45%
2007	0.50%	42,986	16.865204	724,968	0.76%	7.90%
2007	0.80%	47,184	16.406411	774,120	0.76%	7.58%
2007	1.00%	16,816	11.118706	186,972	0.76%	7.36%
2006	0.00%	38,470	16.523102	635,644	0.77%	14.51%
2006	0.50%	10,806	15.630140	168,899	0.77%	13.94%
2006	0.80%	83,514	15.250864	1,273,661	0.77%	13.60%
2006	1.00%	22,804	10.356384	236,167	0.77%	13.38%
2005	0.00%	35,564	14.429123	513,157	1.34%	3.35%
2005	0.50%	11,612	13.717541	159,288	1.34%	2.84%
2005	0.80%	98,630	13.424762	1,324,084	1.34%	2.53%
2005	1.00%	23,964	9.134532	218,900	1.34%	2.33%
2005	1.30%	7,396	12.832801	94,911	1.34%	2.02%
2004	0.00%	37,814	13.961156	527,927	1.23%	7.47%
2004	0.50%	10,312	13.338990	137,552	1.23%	6.93%
2004	0.80%	117,298	13.093387	1,535,828	1.23%	6.61%
2004	1.30%	20,464	12.578597	257,408	1.23%	6.08%
Federated IS - American Leaders Fund II - Primary Class (FALF)
2008	0.50%	8,553	9.864306	84,369	1.80%	-34.12%
2008	0.80%	81	9.697968	786	1.80%	-34.32%
2007	0.50%	7,374	14.973799	110,417	1.55%	-10.12%
2007	0.80%	1,754	14.765636	25,899	1.55%	-10.39%
2006	0.00%	406	16.967010	6,889	1.47%	16.81%
2006	0.50%	10,000	16.659331	166,593	1.47%	16.23%
2006	0.80%	1,782	16.477377	29,363	1.47%	15.88%
2005	0.00%	362	14.525597	5,258	1.33%	5.02%
2005	0.50%	6,978	14.333441	100,019	1.33%	4.50%
2005	0.80%	5,150	14.219360	73,230	1.33%	4.19%
2004	0.00%	306	13.830995	4,232	0.41%	9.78%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2004	0.50%	2,628	$13.716228	$36,046	0.41%	9.23%
2004	0.80%	5,782	13.647806	78,912	0.41%	8.90%
Federated IS - Capital Appreciation Fund II - Primary Class (FVCA2P)
2008	0.50%	3,309	11.566132	38,272	0.21%	-29.72%
2008	0.80%	627	11.371112	7,130	0.21%	-29.93%
2007	0.50%	254	16.457068	4,180	0.71%	9.33%
2007	0.80%	626	16.228297	10,159	0.71%	9.00%
2006	0.80%	638	14.888388	9,499	0.79%	15.29%
2005	0.50%	1,354	13.017510	17,626	1.07%	1.41%
2005	0.80%	606	12.913893	7,826	1.07%	1.10%
2004	0.50%	1,276	12.836844	16,380	0.28%	6.86%
2004	0.80%	770	12.772814	9,835	0.28%	6.54%
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
2008	0.00%	7,008	10.152569	71,149	1.51%	-0.86%
2008	0.50%	15,633	10.017981	156,611	1.51%	-1.36%
2008	0.80%	2,291	9.938077	22,768	1.51%	-1.65%
2007	0.50%	246	10.155871	2,498	0.57%	-1.98%
2007	0.80%	88	10.105146	889	0.57%	-2.27%
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	0.00%	22,443	12.052470	270,494	5.12%	-7.29%
2008	0.50%	40,508	11.657260	472,212	5.12%	-7.75%
2008	0.80%	16,052	11.426394	183,416	5.12%	-8.03%
2008	1.00%	34,491	11.275015	388,887	5.12%	-8.21%
2007	0.00%	17,856	12.999880	232,126	4.97%	5.38%
2007	0.50%	26,966	12.636630	340,759	4.97%	4.86%
2007	0.80%	22,236	12.423584	276,251	4.97%	4.54%
2007	1.00%	32,494	12.283540	399,141	4.97%	4.33%
2006	0.00%	19,464	12.335785	240,104	3.43%	4.15%
2006	0.50%	24,568	12.051517	296,082	3.43%	3.64%
2006	0.80%	39,918	11.884116	474,390	3.43%	3.33%
2006	1.00%	29,734	11.773803	350,082	3.43%	3.12%
2005	0.00%	19,802	11.843786	234,531	3.65%	1.30%
2005	0.50%	16,246	11.628696	188,920	3.65%	0.79%
2005	0.80%	60,574	11.501519	696,693	3.65%	0.49%
2005	1.00%	4,004	11.417503	45,716	3.65%	0.29%
2005	1.30%	296	11.292632	3,343	3.65%	-0.01%
2004	0.00%	12,318	11.692084	144,023	4.98%	3.62%
2004	0.50%	9,180	11.537144	105,911	4.98%	3.10%
2004	0.80%	73,162	11.445157	837,351	4.98%	2.79%
2004	1.30%	5,244	11.293463	59,223	4.98%	2.28%
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
2008	0.00%	231,255	15.121228	3,496,860	2.40%	-42.65%
2008	0.50%	576,617	39.190034	22,597,640	2.40%	-42.94%
2008	0.80%	240,665	32.063918	7,716,663	2.40%	-43.11%
2008	1.00%	419,968	8.139596	3,418,370	2.40%	-43.23%
2007	0.00%	278,062	26.368140	7,331,978	1.77%	1.53%
2007	0.50%	592,452	68.682638	40,691,166	1.77%	1.02%
2007	0.80%	336,206	56.363167	18,949,635	1.77%	0.72%
2007	1.00%	463,760	14.336823	6,648,845	1.77%	0.51%
2007	1.30%	6	51.725856	310	1.77%	0.21%
2006	0.00%	307,480	25.970609	7,985,443	3.30%	20.19%
2006	0.50%	491,100	67.988158	33,388,984	3.30%	19.60%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2006	0.80%	547,442	$55.961825	$30,635,853	3.30%	19.24%
2006	1.00%	502,702	14.263392	7,170,236	3.30%	19.00%
2006	1.30%	3,596	51.616411	185,613	3.30%	18.65%
2005	0.00%	348,510	21.607366	7,530,383	1.64%	5.87%
2005	0.50%	344,836	56.848284	19,603,335	1.64%	5.34%
2005	0.80%	824,566	46.932598	38,699,025	1.64%	5.02%
2005	1.00%	537,298	11.985917	6,440,009	1.64%	4.81%
2005	1.30%	27,500	43.504590	1,196,376	1.64%	4.50%
2004	0.00%	375,788	20.410267	7,669,933	1.56%	11.53%
2004	0.50%	187,988	53.967094	10,145,166	1.56%	10.97%
2004	0.80%	1,112,750	44.687399	49,725,903	1.56%	10.64%
2004	1.30%	197,270	41.630375	8,212,424	1.56%	10.09%
Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
2008	0.00%	243,890	13.195602	3,218,275	0.79%	-47.17%
2008	0.50%	596,470	40.678515	24,263,514	0.79%	-47.43%
2008	0.80%	450,264	27.755083	12,497,115	0.79%	-47.59%
2008	1.00%	692,175	4.839505	3,349,784	0.79%	-47.69%
2008	1.30%	16	25.693435	411	0.79%	-47.85%
2007	0.00%	275,376	24.975885	6,877,759	0.82%	26.96%
2007	0.50%	622,446	77.381327	48,165,697	0.82%	26.33%
2007	0.80%	558,044	52.956740	29,552,191	0.82%	25.95%
2007	1.00%	773,552	9.252332	7,157,160	0.82%	25.69%
2007	1.30%	144	49.269736	7,095	0.82%	25.32%
2006	0.00%	294,384	19.671592	5,791,002	0.40%	6.85%
2006	0.50%	528,784	61.254324	32,390,306	0.40%	6.32%
2006	0.80%	830,726	42.046610	34,929,212	0.40%	6.00%
2006	1.00%	747,634	7.360951	5,503,297	0.40%	5.79%
2006	1.30%	3,826	39.316236	150,424	0.40%	5.47%
2005	0.00%	341,122	18.410455	6,280,211	0.51%	5.80%
2005	0.50%	390,486	57.613946	22,497,439	0.51%	5.27%
2005	0.80%	1,251,056	39.666280	49,624,738	0.51%	4.96%
2005	1.00%	746,748	6.958097	5,195,945	0.51%	4.75%
2005	1.30%	34,904	37.275932	1,301,079	0.51%	4.44%
2004	0.00%	365,242	17.401445	6,355,739	0.27%	3.38%
2004	0.50%	263,644	54.728412	14,428,817	0.27%	2.86%
2004	0.80%	1,643,610	37.792486	62,116,108	0.27%	2.55%
2004	1.30%	195,692	35.692511	6,984,739	0.27%	2.04%
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
2008	0.00%	120,515	11.467804	1,382,042	8.25%	-24.98%
2008	0.50%	231,676	24.293166	5,628,144	8.25%	-25.36%
2008	0.80%	80,105	22.690582	1,817,629	8.25%	-25.58%
2008	1.00%	165,861	8.865726	1,470,478	8.25%	-25.73%
2007	0.00%	140,988	15.287268	2,155,321	7.41%	2.79%
2007	0.50%	247,158	32.546729	8,044,184	7.41%	2.27%
2007	0.80%	118,930	30.491108	3,626,307	7.41%	1.96%
2007	1.00%	145,894	11.937443	1,741,601	7.41%	1.76%
2006	0.00%	171,428	14.872903	2,549,632	7.80%	11.24%
2006	0.50%	261,306	31.824106	8,315,830	7.80%	10.68%
2006	0.80%	240,204	29.904168	7,183,101	7.80%	10.35%
2006	1.00%	136,954	11.731213	1,606,637	7.80%	10.13%
2006	1.30%	9,972	30.387910	303,028	7.80%	9.80%
2005	0.00%	185,840	13.370516	2,484,777	16.14%	2.70%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2005	0.50%	175,964	$28.752380	$5,059,384	16.14%	2.19%
2005	0.80%	356,194	27.098684	9,652,389	16.14%	1.88%
2005	1.00%	126,486	10.651851	1,347,310	16.14%	1.68%
2005	1.30%	21,016	27.674631	581,610	16.14%	1.38%
2004	0.00%	222,416	13.018901	2,895,612	8.82%	9.59%
2004	0.50%	140,176	28.136168	3,944,015	8.82%	9.05%
2004	0.80%	565,686	26.597360	15,045,754	8.82%	8.72%
2004	1.30%	106,760	27.298414	2,914,379	8.82%	8.18%
Fidelity(R) VIP - High Income Portfolio - Initial Class R (FHIPR)
2008	0.00%	18,296	7.429579	135,932	10.31%	-24.88%
2008	0.50%	168,238	7.367822	1,239,548	10.31%	-25.26%
2008	0.80%	53,080	7.331018	389,130	10.31%	-25.48%
2007	0.00%	10,246	9.890596	101,339	11.21%	-1.09%	5/1/2007
2007	0.50%	122,470	9.857586	1,207,259	11.21%	-1.42%	5/1/2007
2007	0.80%	30,864	9.837843	303,635	11.21%	-1.62%	5/1/2007
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
2008	0.00%	56,196	14.688536	825,437	2.41%	-43.80%
2008	0.50%	188,778	25.347887	4,785,123	2.41%	-44.09%
2008	0.80%	57,353	19.168350	1,099,362	2.41%	-44.25%
2008	1.00%	154,625	8.025502	1,240,943	2.41%	-44.37%
2007	0.00%	74,300	26.138222	1,942,070	3.29%	17.31%
2007	0.50%	220,112	45.333254	9,978,393	3.29%	16.72%
2007	0.80%	85,536	34.384792	2,941,138	3.29%	16.37%
2007	1.00%	169,320	14.425299	2,442,492	3.29%	16.14%
2007	1.30%	2	30.061976	60	3.29%	15.79%
2006	0.00%	89,902	22.280924	2,003,100	0.91%	18.08%
2006	0.50%	218,334	38.837994	8,479,655	0.91%	17.49%
2006	0.80%	153,216	29.547189	4,527,102	0.91%	17.14%
2006	1.00%	180,844	12.420750	2,246,218	0.91%	16.91%
2006	1.30%	782	25.962703	20,303	0.91%	16.56%
2005	0.00%	101,850	18.869419	1,921,850	0.71%	19.05%
2005	0.50%	187,952	33.055758	6,212,896	0.71%	18.45%
2005	0.80%	287,574	25.223510	7,253,626	0.71%	18.10%
2005	1.00%	162,770	10.624371	1,729,329	0.71%	17.87%
2005	1.30%	5,672	22.274316	126,340	0.71%	17.51%
2004	0.00%	112,550	15.850578	1,783,983	1.14%	13.64%
2004	0.50%	160,928	27.905999	4,490,857	1.14%	13.07%
2004	0.80%	498,640	21.357697	10,649,802	1.14%	12.73%
2004	1.30%	95,424	18.954713	1,808,735	1.14%	12.17%
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
2008	0.00%	43,474	9.699843	421,691	2.68%	-43.88%
2008	0.50%	292,626	9.523623	2,786,860	2.68%	-44.16%
2008	0.80%	68,191	9.419422	642,320	2.68%	-44.33%
2007	0.00%	38,404	17.283296	663,748	3.21%	17.23%
2007	0.50%	238,614	17.054609	4,069,468	3.21%	16.64%
2007	0.80%	77,400	16.918813	1,309,516	3.21%	16.29%
2006	0.00%	31,164	14.743687	459,472	0.77%	17.95%
2006	0.50%	201,906	14.621895	2,952,248	0.77%	17.36%
2006	0.80%	120,050	14.549286	1,746,642	0.77%	17.01%
2005	0.00%	21,148	12.499996	264,350	0.00%	25.00%	5/2/2005
2005	0.50%	108,508	12.458682	1,351,867	0.00%	24.59%	5/2/2005
2005	0.80%	84,208	12.433969	1,047,040	0.00%	24.34%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
2008	0.00%	49,593	$16.350697	$810,880	2.55%	-28.72%
2008	0.50%	271,683	28.521671	7,748,853	2.55%	-29.07%
2008	0.80%	107,493	24.486999	2,632,181	2.55%	-29.29%
2008	1.00%	212,470	8.865285	1,883,607	2.55%	-29.43%
2007	0.00%	54,336	22.938056	1,246,362	6.08%	15.50%
2007	0.50%	306,478	40.213337	12,324,503	6.08%	14.92%
2007	0.80%	132,782	34.628652	4,598,062	6.08%	14.58%
2007	1.00%	229,524	12.562122	2,883,308	6.08%	14.35%
2007	1.30%	6	36.160198	217	6.08%	14.00%
2006	0.00%	66,348	19.859153	1,317,615	2.71%	7.32%
2006	0.50%	286,878	34.991020	10,038,154	2.71%	6.78%
2006	0.80%	202,948	30.222570	6,133,610	2.71%	6.46%
2006	1.00%	252,802	10.985811	2,777,235	2.71%	6.25%
2006	1.30%	654	31.718247	20,744	2.71%	5.93%
2005	0.00%	71,156	18.505123	1,316,751	2.76%	4.04%
2005	0.50%	288,746	32.768260	9,461,704	2.76%	3.53%
2005	0.80%	261,190	28.387536	7,414,541	2.76%	3.22%
2005	1.00%	287,746	10.339381	2,975,116	2.76%	3.01%
2005	1.30%	7,118	29.941319	213,122	2.76%	2.70%
2004	0.00%	80,426	17.785832	1,430,443	2.76%	5.47%
2004	0.50%	209,976	31.651957	6,646,151	2.76%	4.94%
2004	0.80%	416,912	27.502617	11,466,171	2.76%	4.63%
2004	1.30%	121,996	29.152937	3,556,542	2.76%	4.11%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
2008	0.00%	205,267	21.949689	4,505,547	0.95%	-42.51%
2008	0.50%	1,037,409	24.355264	25,266,370	0.95%	-42.80%
2008	0.80%	283,459	23.673901	6,710,580	0.95%	-42.97%
2008	1.00%	288,102	8.965097	2,582,862	0.95%	-43.09%
2008	1.30%	1	22.129119	22	0.95%	-43.26%
2007	0.00%	224,578	38.182151	8,574,871	0.93%	17.59%
2007	0.50%	1,000,686	42.579734	42,608,944	0.93%	17.00%
2007	0.80%	469,988	41.513259	19,510,734	0.93%	16.65%
2007	1.00%	346,744	15.752271	5,462,005	0.93%	16.42%
2007	1.30%	348	38.999532	13,572	0.93%	16.07%
2006	0.00%	244,798	32.470034	7,948,599	1.27%	11.72%
2006	0.50%	755,746	36.392149	27,503,221	1.27%	11.16%
2006	0.80%	854,560	35.587790	30,411,902	1.27%	10.83%
2006	1.00%	364,854	13.531021	4,936,847	1.27%	10.61%
2006	1.30%	3,016	33.601299	101,342	1.27%	10.28%
2005	0.00%	264,040	29.064668	7,674,235	0.29%	16.94%
2005	0.50%	418,680	32.738236	13,706,845	0.29%	16.36%
2005	0.80%	1,315,976	32.110552	42,256,716	0.29%	16.01%
2005	1.00%	210,686	12.233291	2,577,383	0.29%	15.78%
2005	1.30%	72,552	30.469674	2,210,636	0.29%	15.43%
2004	0.00%	258,620	24.855086	6,428,022	0.34%	15.48%
2004	0.50%	222,346	28.136431	6,256,023	0.34%	14.90%
2004	0.80%	1,547,972	27.679601	42,847,247	0.34%	14.56%
2004	1.30%	167,594	26.396331	4,423,867	0.34%	13.99%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2008	0.00%	35,155	$11.430864	$401,852	4.47%	-3.35%
2008	0.50%	220,280	11.111478	2,447,636	4.47%	-3.83%
2008	0.80%	24,200	10.924128	264,364	4.47%	-4.12%
2007	0.00%	30,732	11.826500	363,452	4.06%	4.21%
2007	0.50%	239,992	11.553678	2,772,790	4.06%	3.69%
2007	0.80%	36,890	11.393001	420,288	4.06%	3.38%
2006	0.00%	27,706	11.348586	314,424	3.27%	4.30%
2006	0.50%	224,730	11.142647	2,504,087	3.27%	3.78%
2006	0.80%	50,982	11.020863	561,866	3.27%	3.47%
2005	0.00%	24,210	10.880732	263,423	1.67%	2.08%
2005	0.50%	47,416	10.736671	509,090	1.67%	1.57%
2005	0.80%	184,098	10.651144	1,960,854	1.67%	1.27%
2004	0.00%	24,840	10.659014	264,770	1.88%	4.32%
2004	0.50%	14,444	10.570462	152,680	1.88%	3.80%
2004	0.80%	47,726	10.517675	501,967	1.88%	3.49%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
2008	0.00%	43,142	7.022261	302,954	0.42%	-55.02%
2008	0.50%	133,046	6.611121	879,583	0.42%	-55.24%
2008	0.80%	101,332	6.406522	649,186	0.42%	-55.38%
2008	1.00%	20,056	4.850665	97,285	0.42%	-55.47%
2007	0.00%	45,896	15.610808	716,474	0.00%	23.18%
2007	0.50%	94,062	14.770825	1,389,373	0.00%	22.57%
2007	0.80%	156,642	14.356892	2,248,892	0.00%	22.20%
2007	1.00%	12,236	10.892121	133,276	0.00%	21.95%
2006	0.00%	47,470	12.672871	601,581	0.69%	5.46%
2006	0.50%	47,778	12.051402	575,792	0.69%	4.93%
2006	0.80%	228,606	11.749061	2,685,906	0.69%	4.62%
2006	1.00%	10,970	8.931581	97,979	0.69%	4.41%
2005	0.00%	52,346	12.017274	629,056	0.95%	8.89%
2005	0.50%	36,764	11.485107	422,238	0.95%	8.35%
2005	0.80%	267,592	11.230531	3,005,200	0.95%	8.03%
2005	1.00%	11,798	8.554456	100,925	0.95%	7.81%
2005	1.30%	844	10.765183	9,086	0.95%	7.49%
2004	0.00%	61,482	11.036087	678,521	0.53%	7.19%
2004	0.50%	38,174	10.600065	404,647	0.53%	6.66%
2004	0.80%	304,964	10.396153	3,170,452	0.53%	6.34%
2004	1.30%	18,258	10.015165	182,857	0.53%	5.81%
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	0.00%	26,488	16.339788	432,808	0.35%	-39.51%
2008	0.50%	283,059	15.883241	4,495,894	0.35%	-39.81%
2008	0.80%	65,092	15.615472	1,016,442	0.35%	-39.99%
2007	0.00%	30,584	27.011367	826,116	0.70%	15.49%
2007	0.50%	272,886	26.388591	7,201,077	0.70%	14.91%
2007	0.80%	92,888	26.021877	2,417,120	0.70%	14.56%
2006	0.00%	29,260	23.389128	684,366	0.25%	12.59%
2006	0.50%	217,404	22.965001	4,992,683	0.25%	12.03%
2006	0.80%	167,292	22.714275	3,799,916	0.25%	11.70%
2005	0.00%	37,294	20.773676	774,733	0.00%	18.20%
2005	0.50%	105,862	20.498936	2,170,058	0.00%	17.62%
2005	0.80%	247,064	20.335877	5,024,263	0.00%	17.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2004	0.00%	27,716	$17.574515	$487,095	0.00%	24.77%
2004	0.50%	28,738	17.428707	500,866	0.00%	24.15%
2004	0.80%	190,596	17.341823	3,305,282	0.00%	23.78%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	0.00%	20,161	8.298533	167,307	0.65%	-51.17%
2008	0.50%	42,082	8.026295	337,763	0.65%	-51.42%
2008	0.80%	6,539	7.867248	51,444	0.65%	-51.57%
2008	1.00%	10,445	7.762982	81,084	0.65%	-51.66%
2007	0.00%	21,268	16.996302	361,477	0.83%	5.60%
2007	0.50%	40,724	16.521474	672,821	0.83%	5.07%
2007	0.80%	11,738	16.242952	190,660	0.83%	4.75%
2007	1.00%	12,228	16.059906	196,381	0.83%	4.54%
2006	0.00%	14,632	16.095011	235,502	0.41%	16.20%
2006	0.50%	50,330	15.724226	791,400	0.41%	15.62%
2006	0.80%	26,916	15.505844	417,355	0.41%	15.27%
2006	1.00%	14,346	15.361961	220,383	0.41%	15.04%
2005	0.00%	9,800	13.851491	135,745	0.00%	2.55%
2005	0.50%	16,310	13.600017	221,816	0.00%	2.04%
2005	0.80%	47,774	13.451310	642,623	0.00%	1.74%
2005	1.00%	11,298	13.353090	150,863	0.00%	1.54%
2005	1.30%	1,814	13.207092	23,958	0.00%	1.23%
2004	0.00%	27,044	13.506506	365,270	0.00%	13.99%
2004	0.50%	22,246	13.327560	296,485	0.00%	13.42%
2004	0.80%	79,260	13.221316	1,047,922	0.00%	13.08%
2004	1.30%	23,932	13.046144	312,220	0.00%	12.52%
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
2008	0.00%	27,453	10.465765	287,317	0.00%	-54.40%
2008	0.50%	197,262	10.275549	2,026,975	0.00%	-54.63%
2008	0.80%	63,653	10.163079	646,910	0.00%	-54.77%
2007	0.00%	27,034	22.953063	620,513	0.12%	45.64%
2007	0.50%	214,326	22.649325	4,854,339	0.12%	44.91%
2007	0.80%	71,504	22.469019	1,606,625	0.12%	44.48%
2006	0.00%	28,390	15.759845	447,422	0.73%	16.62%
2006	0.50%	115,990	15.629664	1,812,885	0.73%	16.04%
2006	0.80%	110,500	15.552071	1,718,504	0.73%	15.69%
2005	0.00%	11,834	13.514321	159,928	0.65%	35.14%	5/2/2005
2005	0.50%	42,914	13.469693	578,038	0.65%	34.70%	5/2/2005
2005	0.80%	82,484	13.442988	1,108,831	0.65%	34.43%	5/2/2005
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2008	0.00%	8,703	9.656832	84,043	2.31%	-25.08%
2008	0.50%	52,567	9.481428	498,410	2.31%	-25.45%
2008	0.80%	1,764	9.377717	16,542	2.31%	-25.67%
2007	0.00%	4,590	12.888793	59,160	5.88%	8.65%
2007	0.50%	71,358	12.718211	907,546	5.88%	8.10%
2007	0.80%	4,636	12.616940	58,492	5.88%	7.78%
2006	0.00%	8,244	11.863160	97,800	3.42%	9.78%
2006	0.50%	1,822	11.765134	21,436	3.42%	9.24%
2006	0.80%	9,704	11.706711	113,602	3.42%	8.91%
2005	0.00%	2,002	10.806063	21,634	0.56%	8.06%	5/2/2005
2005	0.50%	1,590	10.770315	17,125	0.56%	7.70%	5/2/2005
2005	0.80%	2,332	10.748937	25,067	0.56%	7.49%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2008	0.00%	13,010	$9.215628	$119,895	2.88%	-32.71%
2008	0.50%	54,125	9.048213	489,735	2.88%	-33.05%
2008	0.80%	11,923	8.949218	106,702	2.88%	-33.25%
2007	0.00%	8,938	13.695591	122,411	2.17%	10.17%
2007	0.50%	38,608	13.514322	521,761	2.17%	9.61%
2007	0.80%	10,358	13.406718	138,867	2.17%	9.28%
2006	0.00%	7,022	12.431698	87,295	1.69%	11.81%
2006	0.50%	6,200	12.328971	76,440	1.69%	11.25%
2006	0.80%	16,066	12.267747	197,094	1.69%	10.92%
2005	0.00%	5,140	11.118664	57,150	0.86%	11.19%	5/2/2005
2005	0.50%	3,540	11.081899	39,230	0.86%	10.82%	5/2/2005
2005	0.80%	15,234	11.059893	168,486	0.86%	10.60%	5/2/2005
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2008	0.50%	25,922	8.668038	224,693	2.06%	-38.39%
2008	0.80%	24,051	8.573208	206,194	2.06%	-38.57%
2007	0.50%	35,470	14.068082	498,995	2.76%	10.65%
2007	0.80%	13,868	13.956079	193,543	2.76%	10.32%
2006	0.50%	17,674	12.713976	224,707	5.31%	12.59%
2006	0.80%	11,130	12.650838	140,804	5.31%	12.25%
2005	0.80%	3,818	11.269912	43,029	1.32%	12.70%	5/2/2005
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
2008	0.00%	4,930	9.996007	49,280	2.79%	-52.67%
2008	0.50%	63,172	9.814382	619,994	2.79%	-52.91%
2008	0.80%	15,652	9.707016	151,934	2.79%	-53.05%
2007	0.00%	12,404	21.120230	261,975	2.20%	28.70%
2007	0.50%	102,474	20.840783	2,135,638	2.20%	28.05%
2007	0.80%	31,074	20.674924	642,453	2.20%	27.67%
2006	0.00%	13,590	16.410826	223,023	1.19%	28.17%
2006	0.50%	47,562	16.275260	774,084	1.19%	27.53%
2006	0.80%	41,104	16.194484	665,658	1.19%	27.15%
2005	0.00%	14,152	12.804274	181,206	0.53%	28.04%	5/2/2005
2005	0.50%	17,310	12.761961	220,910	0.53%	27.62%	5/2/2005
2005	0.80%	18,806	12.736654	239,526	0.53%	27.37%	5/2/2005
Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)
2008	0.00%	1,659	14.675305	24,346	2.70%	-40.23%
2008	0.50%	22,899	14.265245	326,660	2.70%	-40.53%
2008	0.80%	1,945	14.024745	27,278	2.70%	-40.71%
2007	0.00%	5,050	24.554735	124,001	2.23%	15.79%
2007	0.50%	21,480	23.988549	515,274	2.23%	15.21%
2007	0.80%	7,764	23.655125	183,658	2.23%	14.86%
2006	0.00%	6,940	21.206570	147,174	1.41%	21.70%
2006	0.50%	26,826	20.821962	558,570	1.41%	21.09%
2006	0.80%	20,280	20.594561	417,658	1.41%	20.73%
2005	0.00%	8,296	17.425708	144,564	1.37%	10.48%
2005	0.50%	26,236	17.195159	451,132	1.37%	9.93%
2005	0.80%	46,522	17.058302	793,586	1.37%	9.60%
2004	0.00%	25,722	15.773327	405,722	1.10%	18.87%
2004	0.50%	10,062	15.642411	157,394	1.10%	18.28%
2004	0.80%	64,070	15.564386	997,210	1.10%	17.93%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
2008	0.00%	25,525	$9.435374	$240,838	2.47%	-40.39%
2008	0.50%	112,327	9.263979	1,040,595	2.47%	-40.69%
2008	0.80%	16,543	9.162606	151,577	2.47%	-40.87%
2007	0.00%	29,610	15.828965	468,696	2.03%	15.45%
2007	0.50%	118,810	15.619506	1,855,754	2.03%	14.87%
2007	0.80%	25,180	15.495120	390,167	2.03%	14.52%
2006	0.00%	28,060	13.711150	384,735	1.38%	21.46%
2006	0.50%	54,682	13.597883	743,559	1.38%	20.86%
2006	0.80%	35,494	13.530342	480,246	1.38%	20.50%
2005	0.00%	21,384	11.288544	241,394	0.39%	12.89%	5/2/2005
2005	0.50%	21,078	11.251218	237,153	0.39%	12.51%	5/2/2005
2005	0.80%	19,372	11.228867	217,526	0.39%	12.29%	5/2/2005
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
2008	0.50%	1,402	6.633927	9,301	7.17%	-33.66%	5/1/2008
2008	0.80%	149	6.620645	986	7.17%	-33.79%	5/1/2008
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2008	0.00%	19,081	13.148675	250,890	4.26%	6.21%
2008	0.50%	169,130	12.909918	2,183,454	4.26%	5.68%
2008	0.80%	19,316	12.768726	246,641	4.26%	5.36%
2007	0.00%	12,206	12.380292	151,114	2.64%	11.03%
2007	0.50%	120,218	12.216405	1,468,632	2.64%	10.48%
2007	0.80%	9,674	12.119103	117,240	2.64%	10.14%
2006	0.00%	1,668	11.150160	18,598	2.45%	12.84%
2006	0.50%	14,172	11.057995	156,714	2.45%	12.28%
2006	0.80%	19,066	11.003055	209,784	2.45%	11.95%
2005	0.00%	1,034	9.881172	10,217	7.95%	-1.19%	5/2/2005
2005	0.50%	2,394	9.848458	23,577	7.95%	-1.52%	5/2/2005
2005	0.80%	2,864	9.828879	28,150	7.95%	-1.71%	5/2/2005
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
2008	0.00%	5,556	8.186428	45,484	5.40%	-29.66%
2008	0.50%	70,902	8.077889	572,738	5.40%	-30.01%
2008	0.80%	14,877	8.013465	119,216	5.40%	-30.22%
2007	0.00%	11,684	11.637657	135,974	3.26%	3.76%
2007	0.50%	81,232	11.541005	937,499	3.26%	3.24%
2007	0.80%	16,636	11.483411	191,038	3.26%	2.93%
2006	0.00%	7,444	11.216304	83,494	0.00%	12.16%	5/1/2006
2006	0.50%	8,720	11.179202	97,483	0.00%	11.79%	5/1/2006
2006	0.80%	13,168	11.157005	146,915	0.00%	11.57%	5/1/2006
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)
2008	0.00%	20,335	11.884088	241,663	2.04%	-26.94%
2008	0.50%	189,411	11.551986	2,188,073	2.04%	-27.31%
2008	0.80%	40,517	11.357193	460,159	2.04%	-27.53%
2007	0.00%	26,128	16.266644	425,015	2.53%	-2.41%
2007	0.50%	167,510	15.891491	2,661,984	2.53%	-2.90%
2007	0.80%	61,684	15.670578	966,624	2.53%	-3.20%
2006	0.00%	23,316	16.669002	388,654	1.22%	17.43%
2006	0.50%	137,920	16.366662	2,257,290	1.22%	16.84%
2006	0.80%	112,826	16.187918	1,826,418	1.22%	16.50%
2005	0.00%	20,818	14.195085	295,513	1.09%	3.68%
2005	0.50%	76,976	14.007257	1,078,223	1.09%	3.17%
2005	0.80%	136,502	13.895780	1,896,802	1.09%	2.86%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2004	0.00%	30,080	$13.690957	$411,824	0.66%	11.25%
2004	0.50%	45,226	13.577316	614,048	0.66%	10.70%
2004	0.80%	110,404	13.509605	1,491,514	0.66%	10.36%
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FTVSVI)
2008	0.00%	6,079	13.921598	84,629	1.44%	-32.87%
2008	0.50%	125,323	13.532546	1,695,939	1.44%	-33.21%
2008	0.80%	28,885	13.304370	384,297	1.44%	-33.41%
2007	0.00%	7,310	20.738061	151,595	0.88%	-2.14%
2007	0.50%	109,944	20.259847	2,227,449	0.88%	-2.63%
2007	0.80%	37,560	19.978249	750,383	0.88%	-2.92%
2006	0.00%	9,688	21.190555	205,294	0.82%	17.30%
2006	0.50%	98,784	20.806303	2,055,330	0.82%	16.72%
2006	0.80%	58,816	20.579116	1,210,381	0.82%	16.37%
2005	0.00%	8,690	18.064784	156,983	0.91%	8.99%
2005	0.50%	47,146	17.825857	840,418	0.91%	8.45%
2005	0.80%	114,196	17.684023	2,019,445	0.91%	8.12%
2004	0.00%	7,248	16.575156	120,137	0.19%	24.09%
2004	0.50%	20,500	16.437638	336,972	0.19%	23.47%
2004	0.80%	87,470	16.355679	1,430,631	0.19%	23.10%
Gartmore GVIT - Small Cap Growth Fund: Class I - Initial Funding by the Company (SCGFSD)
2006	0.00%	23,198	8.204136	190,320	0.00%	3.21%
2006	0.50%	68,500	7.935212	543,562	0.00%	2.69%
2006	0.80%	62,918	7.778128	489,384	0.00%	2.39%
2006	1.00%	24,648	7.684584	189,410	0.00%	2.18%
2005	0.00%	18,340	7.949160	145,788	0.00%	8.09%
2005	0.50%	36,714	7.727049	283,691	0.00%	7.55%
2005	0.80%	96,746	7.596795	734,960	0.00%	7.23%
2005	1.00%	9,740	7.520431	73,249	0.00%	7.02%
2005	1.30%	3,160	7.384553	23,335	0.00%	6.70%
2004	0.00%	38,172	7.354229	280,726	0.00%	13.42%
2004	0.50%	32,220	7.184440	231,483	0.00%	12.85%
2004	0.80%	168,182	7.084474	1,191,481	0.00%	12.51%
2004	1.30%	27,028	6.920939	187,059	0.00%	11.95%
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
2008	0.00%	1,888	13.145664	24,819	2.61%	-16.06%
2008	0.50%	29,964	12.778352	382,891	2.61%	-16.48%
2008	0.80%	3,187	12.562910	40,038	2.61%	-16.73%
2007	0.00%	624	15.660699	9,772	1.92%	10.29%
2007	0.50%	13,348	15.299488	204,218	1.92%	9.73%
2007	0.80%	3,168	15.086774	47,795	1.92%	9.40%
2006	0.00%	4,932	14.199918	70,034	1.96%	10.41%
2006	0.50%	9,396	13.942298	131,002	1.96%	9.87%
2006	0.80%	5,148	13.789981	70,991	1.96%	9.54%
2005	0.00%	5,050	12.860543	64,946	2.56%	7.66%
2005	0.50%	1,282	12.690331	16,269	2.56%	7.13%
2005	0.80%	11,204	12.589281	141,050	2.56%	6.81%
2004	0.00%	668	11.945467	7,980	3.27%	8.29%
2004	0.50%	730	11.846263	8,648	3.27%	7.75%
2004	0.80%	6,582	11.787133	77,583	3.27%	7.43%
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	0.00%	66,848	6.911095	461,993	0.01%	-44.31%
2008	0.50%	285,769	6.617843	1,891,174	0.01%	-44.59%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2008	0.80%	70,867	$6.447916	$456,944	0.01%	-44.75%
2008	1.00%	25,926	6.617584	171,567	0.01%	-44.86%
2007	0.00%	51,646	12.409688	640,911	0.19%	36.63%
2007	0.50%	198,870	11.942871	2,375,079	0.19%	35.95%
2007	0.80%	84,802	11.671311	989,751	0.19%	35.54%
2007	1.00%	22,756	12.002478	273,128	0.19%	35.27%
2006	0.00%	29,426	9.082400	267,259	0.14%	9.12%
2006	0.50%	81,402	8.784776	715,098	0.14%	8.57%
2006	0.80%	164,548	8.610938	1,416,913	0.14%	8.25%
2006	1.00%	9,930	8.873089	88,110	0.14%	8.03%
2005	0.00%	51,138	8.323593	425,652	0.01%	12.56%
2005	0.50%	44,888	8.091082	363,192	0.01%	12.00%
2005	0.80%	225,546	7.954734	1,794,158	0.01%	11.66%
2005	1.00%	8,522	8.213276	69,994	0.01%	11.44%
2005	1.30%	1,398	7.732522	10,810	0.01%	11.11%
2004	0.00%	46,432	7.395085	343,369	0.02%	17.97%
2004	0.50%	23,622	7.224414	170,655	0.02%	17.38%
2004	0.80%	271,392	7.123936	1,933,379	0.02%	17.03%
2004	1.30%	10,144	6.959531	70,597	0.02%	16.44%
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
2008	0.00%	53,775	3.032378	163,066	0.09%	-43.97%
2008	0.50%	125,263	2.903630	363,717	0.09%	-44.25%
2008	0.80%	36,446	2.829026	103,107	0.09%	-44.42%
2008	1.00%	14,544	2.914815	42,393	0.09%	-44.53%
2007	0.00%	53,308	5.412137	288,510	0.37%	21.70%
2007	0.50%	126,802	5.208409	660,437	0.37%	21.09%
2007	0.80%	63,600	5.089898	323,718	0.37%	20.72%
2007	1.00%	21,732	5.254782	114,197	0.37%	20.48%
2006	0.00%	47,252	4.447186	210,138	0.00%	7.83%
2006	0.50%	75,318	4.301344	323,969	0.00%	7.29%
2006	0.80%	109,934	4.216170	463,500	0.00%	6.97%
2006	1.00%	17,218	4.361506	75,096	0.00%	6.76%
2005	0.00%	48,024	4.124323	198,066	0.00%	11.55%
2005	0.50%	36,250	4.009018	145,327	0.00%	10.99%
2005	0.80%	195,006	3.941403	768,597	0.00%	10.66%
2005	1.00%	17,522	4.085406	71,584	0.00%	10.44%
2004	0.00%	46,310	3.697308	171,222	0.00%	0.57%
2004	0.50%	16,918	3.611898	61,106	0.00%	0.06%
2004	0.80%	234,210	3.561614	834,166	0.00%	-0.23%
2004	1.30%	21,408	3.479325	74,485	0.00%	-0.73%
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
2008	0.00%	975	12.013653	11,713	0.70%	-36.24%
2008	0.50%	5,976	11.677947	69,787	0.70%	-36.56%
2008	0.80%	1,353	11.481055	15,534	0.70%	-36.75%
2007	0.00%	848	18.842190	15,978	0.36%	6.13%
2007	0.50%	5,388	18.407712	99,181	0.36%	5.60%
2007	0.80%	1,936	18.151877	35,142	0.36%	5.28%
2006	0.00%	2,146	17.753498	38,099	0.10%	10.77%
2006	0.50%	5,540	17.431528	96,571	0.10%	10.22%
2006	0.80%	3,660	17.241178	63,103	0.10%	9.89%
2005	0.00%	1,406	16.027544	22,535	1.43%	10.91%
2005	0.50%	3,292	15.815517	52,065	1.43%	10.36%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2005	0.80%	11,304	$15.689665	$177,356	1.43%	10.03%
2004	0.50%	2,006	14.330811	28,748	2.29%	16.88%
2004	0.80%	4,180	14.259340	59,604	2.29%	16.53%
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2008	0.00%	64,411	8.539839	550,060	2.75%	-52.23%
2008	0.50%	100,327	8.177488	820,423	2.75%	-52.47%
2008	0.80%	34,313	7.967521	273,390	2.75%	-52.61%
2008	1.00%	33,535	8.611907	288,800	2.75%	-52.71%
2007	0.00%	65,132	17.876194	1,164,312	0.43%	28.02%
2007	0.50%	103,560	17.203858	1,781,632	0.43%	27.38%
2007	0.80%	63,014	16.812702	1,059,436	0.43%	26.99%
2007	1.00%	47,972	18.208982	873,521	0.43%	26.74%
2006	0.00%	53,060	13.963792	740,919	1.92%	46.63%
2006	0.50%	107,512	13.506291	1,452,088	1.92%	45.90%
2006	0.80%	110,056	13.239048	1,457,037	1.92%	45.46%
2006	1.00%	109,880	14.367390	1,578,689	1.92%	45.17%
2005	0.00%	38,214	9.523236	363,921	1.14%	31.94%
2005	0.50%	62,034	9.257232	574,263	1.14%	31.28%
2005	0.80%	171,522	9.101228	1,561,061	1.14%	30.89%
2005	1.00%	35,600	9.896611	352,319	1.14%	30.63%
2005	1.30%	5,076	8.846998	44,907	1.14%	30.24%
2004	0.00%	47,840	7.217918	345,305	0.83%	18.69%
2004	0.50%	11,248	7.051335	79,313	0.83%	18.09%
2004	0.80%	166,012	6.953243	1,154,322	0.83%	17.74%
2004	1.30%	29,924	6.792762	203,267	0.83%	17.15%
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2008	0.00%	13,505	7.117893	96,127	2.89%	-52.21%
2008	0.50%	335,798	7.023415	2,358,449	2.89%	-52.45%
2008	0.80%	67,272	6.967336	468,707	2.89%	-52.59%
2007	0.00%	20,534	14.893765	305,829	0.50%	28.07%
2007	0.50%	326,560	14.770042	4,823,305	0.50%	27.43%
2007	0.80%	79,558	14.696304	1,169,209	0.50%	27.05%
2006	0.00%	26,134	11.629148	303,916	1.97%	16.29%	5/1/2006
2006	0.50%	121,018	11.590627	1,402,674	1.97%	15.91%	5/1/2006
2006	0.80%	102,986	11.567583	1,191,299	1.97%	15.68%	5/1/2006
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2008	0.00%	42,417	14.346598	608,540	4.47%	-13.43%
2008	0.50%	68,340	21.078952	1,440,536	4.47%	-13.86%
2008	0.80%	18,838	16.857653	317,564	4.47%	-14.12%
2008	1.00%	37,893	10.693363	405,204	4.47%	-14.29%
2007	0.00%	47,302	16.571972	783,887	2.65%	4.77%
2007	0.50%	68,620	24.470719	1,679,181	2.65%	4.25%
2007	0.80%	30,596	19.629002	600,569	2.65%	3.93%
2007	1.00%	47,540	12.476258	593,121	2.65%	3.72%
2006	0.00%	50,648	15.817282	801,114	3.06%	4.20%
2006	0.50%	55,674	23.474013	1,306,892	3.06%	3.68%
2006	0.80%	50,380	18.886370	951,495	3.06%	3.37%
2006	1.00%	58,744	12.028394	706,596	3.06%	3.17%
2006	1.30%	492	18.678278	9,190	3.06%	2.86%
2005	0.00%	52,164	15.179497	791,823	2.61%	1.44%
2005	0.50%	38,328	22.640077	867,749	2.61%	0.94%
2005	0.80%	93,430	18.269985	1,706,965	2.61%	0.64%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2005	1.00%	47,674	$11.659063	$555,834	2.61%	0.44%
2005	1.30%	3,662	18.158987	66,498	2.61%	0.14%
2004	0.00%	57,882	14.963540	866,120	3.64%	0.78%
2004	0.50%	37,986	22.429536	852,008	3.64%	0.28%
2004	0.80%	165,170	18.154314	2,998,548	3.64%	-0.02%
2004	1.30%	43,950	18.134220	796,999	3.64%	-0.52%
MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)
2008	0.00%	784	10.006089	7,845	0.56%	-36.87%
2008	0.50%	10,324	9.726449	100,416	0.56%	-37.19%
2008	0.80%	4,133	9.562409	39,521	0.56%	-37.38%
2007	0.00%	760	15.850552	12,046	0.34%	11.36%
2007	0.50%	10,876	15.485007	168,415	0.34%	10.80%
2007	0.80%	3,892	15.269711	59,430	0.34%	10.47%
2006	0.00%	804	14.233850	11,444	0.00%	7.58%
2006	0.50%	9,652	13.975658	134,893	0.00%	7.04%
2006	0.80%	9,996	13.822967	138,174	0.00%	6.72%
2005	0.00%	704	13.231476	9,315	0.38%	4.49%
2005	0.50%	9,568	13.056404	124,924	0.38%	3.97%
2005	0.80%	13,712	12.952455	177,604	0.38%	3.66%
2004	0.00%	1,058	12.663111	13,398	0.00%	9.18%
2004	0.50%	4,150	12.557998	52,116	0.00%	8.64%
2004	0.80%	15,444	12.495325	192,978	0.00%	8.32%
MFS(R) VIT - Value Series - Initial Class (MVFIC)
2008	0.00%	10,025	13.356934	133,903	0.99%	-32.58%
2008	0.50%	98,196	12.983695	1,274,947	0.99%	-32.92%
2008	0.80%	8,253	12.764787	105,348	0.99%	-33.12%
2007	0.00%	9,498	19.812092	188,175	0.91%	7.91%
2007	0.50%	49,510	19.355242	958,278	0.91%	7.37%
2007	0.80%	9,924	19.086229	189,412	0.91%	7.04%
2006	0.00%	6,766	18.360218	124,225	0.80%	20.84%
2006	0.50%	22,532	18.027234	406,190	0.80%	20.24%
2006	0.80%	23,056	17.830357	411,097	0.80%	19.88%
2005	0.00%	2,450	15.193770	37,225	0.65%	6.66%
2005	0.50%	8,422	14.992740	126,269	0.65%	6.13%
2005	0.80%	12,536	14.873414	186,453	0.65%	5.81%
2004	0.00%	2,060	14.245099	29,345	0.34%	15.18%
2004	0.50%	1,594	14.126859	22,518	0.34%	14.60%
2004	0.80%	9,316	14.056392	130,949	0.34%	14.26%
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2008	0.00%	17,836	7.868935	140,350	2.61%	-29.78%
2008	0.50%	90,933	7.764576	706,056	2.61%	-30.13%
2008	0.80%	11,719	7.702635	90,267	2.61%	-30.34%
2007	0.00%	18,106	11.205324	202,884	2.56%	6.14%
2007	0.50%	52,982	11.112234	588,748	2.56%	5.61%
2007	0.80%	17,818	11.056758	197,009	2.56%	5.29%
2006	0.00%	9,828	10.556998	103,754	3.56%	5.57%	5/1/2006
2006	0.50%	2,762	10.522054	29,062	3.56%	5.22%	5/1/2006
2006	0.80%	23,042	10.501149	241,967	3.56%	5.01%	5/1/2006
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
2008	0.00%	6,155	9.781713	60,206	5.27%	-9.87%
2008	0.50%	104,841	9.652092	1,011,935	5.27%	-10.32%
2008	0.80%	9,151	9.575122	87,622	5.27%	-10.59%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2007	0.00%	6,166	$10.853118	$66,920	8.87%	2.98%
2007	0.50%	70,206	10.762995	755,627	8.87%	2.47%
2007	0.80%	7,668	10.709255	82,119	8.87%	2.16%
2006	0.50%	22,766	10.504005	239,134	0.05%	5.04%	5/1/2006
2006	0.80%	11,396	10.483128	119,466	0.05%	4.83%	5/1/2006
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
2008	0.00%	9,676	7.608765	73,622	2.74%	-38.64%
2008	0.50%	112,338	7.507854	843,417	2.74%	-38.94%
2008	0.80%	21,120	7.447945	157,301	2.74%	-39.13%
2007	0.00%	8,996	12.399481	111,546	2.69%	14.36%
2007	0.50%	88,882	12.296498	1,092,937	2.69%	13.79%
2007	0.80%	23,258	12.235118	284,564	2.69%	13.45%
2006	0.00%	2,236	10.842096	24,243	0.07%	8.42%	5/1/2006
2006	0.50%	64,864	10.806217	700,934	0.07%	8.06%	5/1/2006
2006	0.80%	15,330	10.784738	165,330	0.07%	7.85%	5/1/2006
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2008	0.00%	4,646	6.470039	30,060	2.07%	-44.21%
2008	0.50%	139,829	6.384181	892,694	2.07%	-44.49%
2008	0.80%	28,066	6.333211	177,748	2.07%	-44.66%
2007	0.00%	4,432	11.597638	51,401	0.68%	11.90%
2007	0.50%	107,408	11.501279	1,235,329	0.68%	11.34%
2007	0.80%	27,580	11.443839	315,621	0.68%	11.00%
2006	0.00%	288	10.364424	2,985	1.29%	3.64%	5/1/2006
2006	0.50%	44,756	10.330117	462,335	1.29%	3.30%	5/1/2006
2006	0.80%	17,582	10.309581	181,263	1.29%	3.10%	5/1/2006
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
2008	0.00%	2,747	6.126963	16,831	2.44%	-38.06%
2008	0.50%	89,642	6.075985	544,663	2.44%	-38.37%
2008	0.80%	3,255	6.045597	19,678	2.44%	-38.56%
2007	0.50%	34,752	9.859308	342,631	3.27%	-1.41%	5/1/2007
2007	0.80%	1,646	9.839552	16,196	3.27%	-1.60%	5/1/2007
Nationwide VIT - Cardinal Aggressive Fund - Class I (NVCRA1)
2008	0.50%	14,331	6.394590	91,641	2.22%	-36.05%	5/1/2008
2008	0.80%	5,228	6.381765	33,364	2.22%	-36.18%	5/1/2008
Nationwide VIT - Cardinal Balanced Fund - Class I (NVCRB1)
2008	0.50%	10,972	7.975427	87,506	0.89%	-20.25%	5/1/2008
2008	0.80%	2,267	7.959456	18,044	0.89%	-20.41%	5/1/2008
Nationwide VIT - Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2008	0.50%	15,452	7.239333	111,862	1.66%	-27.61%	5/1/2008
2008	0.80%	4,329	7.224834	31,276	1.66%	-27.75%	5/1/2008
Nationwide VIT - Cardinal Conservative Fund - Class I (NVCCN1)
2008	0.00%	288	9.142885	2,633	1.89%	-8.57%	5/1/2008
2008	0.50%	3,870	9.112447	35,265	1.89%	-8.88%	5/1/2008
2008	0.80%	1,287	9.094234	11,704	1.89%	-9.06%	5/1/2008
Nationwide VIT - Cardinal Moderate Fund - Class I (NVCMD1)
2008	0.00%	6,475	7.626933	49,384	1.65%	-23.73%	5/1/2008
2008	0.50%	36,096	7.601493	274,383	1.65%	-23.99%	5/1/2008
2008	0.80%	7,019	7.586279	53,248	1.65%	-24.14%	5/1/2008
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2008	0.50%	3,677	6.873896	25,275	1.88%	-31.26%	5/1/2008
2008	0.80%	8,701	6.860115	59,690	1.88%	-31.40%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT - Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2008	0.50%	6,389	$8.348025	$53,336	2.83%	-16.52%	5/1/2008
2008	0.80%	1,384	8.331322	11,531	2.83%	-16.69%	5/1/2008
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
2008	0.50%	1,649	9.912085	16,345	2.32%	-0.88%	5/1/2008
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
2008	0.00%	5,154	10.294917	53,060	8.80%	-27.99%
2008	0.50%	4,252	10.007295	42,551	8.80%	-28.35%
2008	0.80%	1,761	9.838552	17,326	8.80%	-28.56%
2007	0.00%	5,886	14.296317	84,148	7.20%	3.13%
2007	0.50%	5,162	13.966626	72,096	7.20%	2.62%
2007	0.80%	3,306	13.772430	45,532	7.20%	2.31%
2006	0.00%	6,018	13.861826	83,420	7.10%	10.60%
2006	0.50%	4,224	13.610399	57,490	7.10%	10.05%
2006	0.80%	8,630	13.461693	116,174	7.10%	9.72%
2005	0.00%	8,510	12.532998	106,656	6.81%	2.38%
2005	0.50%	4,370	12.367140	54,044	6.81%	1.87%
2005	0.80%	15,130	12.268656	185,625	6.81%	1.57%
2004	0.00%	7,390	12.241616	90,466	8.50%	10.10%
2004	0.50%	25,084	12.139983	304,519	8.50%	9.55%
2004	0.80%	29,550	12.079399	356,946	8.50%	9.22%
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	0.00%	12,655	8.647843	109,438	9.56%	-28.10%
2008	0.50%	59,880	8.490785	508,428	9.56%	-28.46%
2008	0.80%	10,421	8.397926	87,515	9.56%	-28.67%
2007	0.00%	9,004	12.027193	108,293	8.02%	3.17%
2007	0.50%	35,436	11.868017	420,555	8.02%	2.65%
2007	0.80%	11,368	11.773527	133,841	8.02%	2.34%
2006	0.00%	4,016	11.657910	46,818	7.03%	10.60%
2006	0.50%	13,398	11.561576	154,902	7.03%	10.05%
2006	0.80%	9,102	11.504161	104,711	7.03%	9.72%
2005	0.00%	1,936	10.540776	20,407	6.33%	5.41%	5/2/2005
2005	0.50%	4,790	10.505908	50,323	6.33%	5.06%	5/2/2005
2005	0.80%	8,904	10.485051	93,359	6.33%	4.85%	5/2/2005
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
2008	0.00%	4,604	15.581599	71,738	1.08%	-57.76%
2008	0.50%	37,210	14.951961	556,362	1.08%	-57.97%
2008	0.80%	6,102	14.586450	89,007	1.08%	-58.10%
2008	1.00%	18,953	14.133405	267,870	1.08%	-58.18%
2007	0.00%	4,872	36.889137	179,724	0.71%	45.58%
2007	0.50%	37,816	35.576728	1,345,370	0.71%	44.85%
2007	0.80%	13,266	34.811779	461,813	0.71%	44.41%
2007	1.00%	47,852	33.798406	1,617,321	0.71%	44.12%
2006	0.00%	5,092	25.339713	129,030	0.72%	36.72%
2006	0.50%	36,644	24.561198	900,021	0.72%	36.04%
2006	0.80%	24,800	24.105617	597,819	0.72%	35.63%
2006	1.00%	29,436	23.450961	690,302	0.72%	35.36%
2005	0.00%	11,646	18.534273	215,850	0.61%	32.64%
2005	0.50%	39,142	18.054599	706,693	0.61%	31.98%
2005	0.80%	57,534	17.772777	1,022,539	0.61%	31.58%
2005	1.00%	19,494	17.324605	337,726	0.61%	31.32%
2005	1.30%	2,774	17.312824	48,026	0.61%	30.93%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2004	0.00%	16,620	$13.973799	$232,245	0.93%	20.74%
2004	0.50%	26,586	13.680089	363,699	0.93%	20.14%
2004	0.80%	84,992	13.506849	1,147,974	0.93%	19.78%
2004	1.30%	13,996	13.222981	185,069	0.93%	19.18%
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
2008	0.00%	29,125	11.185864	325,788	1.12%	-57.83%
2008	0.50%	183,967	10.982610	2,020,438	1.12%	-58.04%
2008	0.80%	42,738	10.862450	464,239	1.12%	-58.17%
2007	0.00%	44,814	26.524857	1,188,685	0.74%	45.55%
2007	0.50%	196,328	26.174039	5,138,697	0.74%	44.82%
2007	0.80%	61,574	25.965810	1,598,819	0.74%	44.38%
2006	0.00%	26,004	18.224168	473,901	0.78%	36.64%
2006	0.50%	59,452	18.073662	1,074,515	0.78%	35.97%
2006	0.80%	71,548	17.983970	1,286,717	0.78%	35.56%
2005	0.00%	17,390	13.336908	231,929	0.19%	33.37%	5/2/2005
2005	0.50%	42,298	13.292850	562,261	0.19%	32.93%	5/2/2005
2005	0.80%	49,358	13.266490	654,807	0.19%	32.66%	5/2/2005
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
2008	0.00%	18,550	16.548066	306,967	3.10%	-32.94%
2008	0.50%	25,030	16.005503	400,618	3.10%	-33.27%
2008	0.80%	14,161	15.688527	222,165	3.10%	-33.47%
2008	1.00%	14,089	15.480718	218,108	3.10%	-33.61%
2007	0.00%	13,688	24.676248	337,768	2.36%	20.43%
2007	0.50%	44,614	23.987048	1,070,158	2.36%	19.83%
2007	0.80%	18,462	23.582792	435,386	2.36%	19.47%
2007	1.00%	20,120	23.317091	469,140	2.36%	19.23%
2006	0.00%	10,732	20.489395	219,892	2.82%	37.56%
2006	0.50%	31,924	20.017433	639,037	2.82%	36.88%
2006	0.80%	44,146	19.739493	871,420	2.82%	36.47%
2006	1.00%	38,254	19.556346	748,108	2.82%	36.20%
2005	0.00%	12,822	14.894755	190,981	2.16%	6.39%
2005	0.50%	18,728	14.624338	273,885	2.16%	5.86%
2005	0.80%	52,446	14.464451	758,603	2.16%	5.54%
2005	1.00%	8,262	14.358831	118,633	2.16%	5.33%
2005	1.30%	4,350	14.201823	61,778	2.16%	5.02%
2004	0.00%	12,104	14.000446	169,461	1.92%	29.97%
2004	0.50%	10,822	13.814954	149,505	1.92%	29.32%
2004	0.80%	38,258	13.704848	524,320	1.92%	28.93%
2004	1.30%	21,056	13.523265	284,746	1.92%	28.29%
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
2008	0.00%	13,969	9.211762	128,679	1.24%	-46.06%
2008	0.50%	63,423	8.839463	560,625	1.24%	-46.33%
2008	0.80%	9,215	8.623393	79,465	1.24%	-46.49%
2008	1.00%	23,220	8.527308	198,004	1.24%	-46.59%
2007	0.00%	13,744	17.076402	234,698	0.38%	27.15%
2007	0.50%	64,516	16.468629	1,062,490	0.38%	26.51%
2007	0.80%	24,468	16.114464	394,289	0.38%	26.13%
2007	1.00%	73,628	15.966923	1,175,613	0.38%	25.87%
2006	0.00%	15,102	13.430598	202,829	0.78%	32.96%
2006	0.50%	25,884	13.017827	336,953	0.78%	32.30%
2006	0.80%	90,176	12.776337	1,152,119	0.78%	31.91%
2006	1.00%	37,946	12.684823	481,338	0.78%	31.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2005	0.00%	3,756	$10.100861	$37,939	1.03%	30.21%
2005	0.50%	4,962	9.839331	48,823	1.03%	29.56%
2005	0.80%	37,028	9.685731	358,643	1.03%	29.17%
2005	1.00%	24,308	9.635544	234,221	1.03%	28.92%
2005	1.30%	3,512	9.434995	33,136	1.03%	28.53%
2004	0.00%	1,590	7.757434	12,334	1.40%	14.19%
2004	0.50%	1,290	7.594318	9,797	1.40%	13.62%
2004	0.80%	16,036	7.498148	120,240	1.40%	13.28%
2004	1.30%	15,442	7.340515	113,352	1.40%	12.72%
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
2008	0.00%	1,565	5.516874	8,634	1.08%	-44.83%	5/1/2008
2008	0.50%	2,344	5.498438	12,888	1.08%	-45.02%	5/1/2008
2008	0.80%	170	5.487410	933	1.08%	-45.13%	5/1/2008
Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)
2008	0.00%	4,535	10.542078	47,808	1.83%	-46.27%
2008	0.50%	16,943	10.196244	172,755	1.83%	-46.54%
2008	0.80%	6,792	9.994191	67,881	1.83%	-46.70%
2008	1.00%	8,903	9.861725	87,799	1.83%	-46.81%
2007	0.00%	6,516	19.621675	127,855	3.13%	-1.05%
2007	0.50%	20,752	19.073551	395,814	3.13%	-1.55%
2007	0.80%	8,522	18.752014	159,805	3.13%	-1.85%
2007	1.00%	5,350	18.540690	99,193	3.13%	-2.04%
2006	0.00%	1,856	19.830405	36,805	1.89%	20.32%
2006	0.50%	19,458	19.373628	376,972	1.89%	19.72%
2006	0.80%	20,092	19.104581	383,849	1.89%	19.37%
2006	1.00%	5,656	18.927318	107,053	1.89%	19.13%
2005	0.00%	952	16.481268	15,690	2.00%	11.15%
2005	0.50%	7,780	16.182094	125,897	2.00%	10.60%
2005	0.80%	31,498	16.005171	504,131	2.00%	10.27%
2005	1.00%	5,612	15.888310	89,165	2.00%	10.05%
2005	1.30%	238	15.714600	3,740	2.00%	9.72%
2004	0.00%	1,534	14.827817	22,746	1.45%	20.99%
2004	0.50%	3,124	14.631389	45,708	1.45%	20.39%
2004	0.80%	23,526	14.514755	341,474	1.45%	20.03%
2004	1.30%	9,204	14.322458	131,824	1.45%	19.43%
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	0.00%	101,325	21.647591	2,193,442	4.34%	7.72%
2008	0.50%	180,930	37.676575	6,816,823	4.34%	7.18%
2008	0.80%	84,645	28.329345	2,397,937	4.34%	6.86%
2008	1.00%	292,160	14.935656	4,363,601	4.34%	6.65%
2007	0.00%	97,024	20.096370	1,949,830	4.45%	7.16%
2007	0.50%	132,504	35.151974	4,657,777	4.45%	6.62%
2007	0.80%	102,864	26.510441	2,726,970	4.45%	6.30%
2007	1.00%	140,436	14.004670	1,966,760	4.45%	6.09%
2006	0.00%	95,134	18.753954	1,784,139	4.11%	3.34%
2006	0.50%	106,356	32.969134	3,506,465	4.11%	2.83%
2006	0.80%	157,392	24.939296	3,925,246	4.11%	2.52%
2006	1.00%	127,692	13.201192	1,685,687	4.11%	2.32%
2006	1.30%	7,562	25.368610	191,837	4.11%	2.01%
2005	0.00%	105,202	18.147625	1,909,166	3.64%	3.26%
2005	0.50%	64,816	32.062663	2,078,174	3.64%	2.75%
2005	0.80%	225,488	24.326268	5,485,282	3.64%	2.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2005	1.00%	119,678	$12.902408	$1,544,134	3.64%	2.24%
2005	1.30%	16,748	24.868713	416,501	3.64%	1.93%
2004	0.00%	114,686	17.574111	2,015,504	5.48%	3.26%
2004	0.50%	43,088	31.204592	1,344,543	5.48%	2.75%
2004	0.80%	314,094	23.746180	7,458,533	5.48%	2.44%
2004	1.30%	87,934	24.397010	2,145,327	5.48%	1.93%
Nationwide VIT - Growth Fund - Class I (CAF)
2008	0.00%	94,951	9.472940	899,465	0.27%	-38.71%
2008	0.50%	306,649	13.972794	4,284,743	0.27%	-39.01%
2008	0.80%	323,554	13.645751	4,415,137	0.27%	-39.20%
2008	1.00%	36,164	4.174493	150,966	0.27%	-39.32%
2007	0.00%	104,626	15.454811	1,616,975	0.17%	19.54%
2007	0.50%	262,256	22.910775	6,008,488	0.17%	18.94%
2007	0.80%	427,558	22.441944	9,595,233	0.17%	18.59%
2007	1.00%	49,378	6.879197	339,681	0.17%	18.35%
2006	0.00%	118,580	12.928125	1,533,017	0.05%	6.17%
2006	0.50%	165,708	19.261676	3,191,814	0.05%	5.64%
2006	0.80%	597,654	18.924499	11,310,303	0.05%	5.32%
2006	1.00%	55,020	5.812653	319,812	0.05%	5.11%
2006	1.30%	932	17.584603	16,389	0.05%	4.80%
2005	0.00%	135,380	12.177042	1,648,528	0.08%	6.50%
2005	0.50%	111,080	18.233340	2,025,359	0.08%	5.97%
2005	0.80%	720,822	17.967853	12,951,624	0.08%	5.65%
2005	1.00%	38,158	5.529847	211,008	0.08%	5.44%
2005	1.30%	6,860	16.779162	115,105	0.08%	5.13%
2004	0.00%	145,006	11.433814	1,657,972	0.33%	8.16%
2004	0.50%	72,558	17.206018	1,248,434	0.33%	7.62%
2004	0.80%	818,234	17.006258	13,915,099	0.33%	7.30%
2004	1.30%	20,390	15.960562	325,436	0.33%	6.76%
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
2008	0.00%	2,092	11.589966	24,246	0.29%	-25.21%
2008	0.50%	6,829	11.209779	76,552	0.29%	-25.59%
2008	0.80%	1,704	10.987732	18,723	0.29%	-25.81%
2008	1.00%	22,174	10.842090	240,413	0.29%	-25.96%
2007	0.00%	2,924	15.497697	45,315	0.08%	13.16%
2007	0.50%	7,226	15.064598	108,857	0.08%	12.59%
2007	0.80%	2,752	14.810633	40,759	0.08%	12.25%
2007	1.00%	14,292	14.643631	209,287	0.08%	12.03%
2006	0.00%	4,354	13.695316	59,629	0.00%	2.71%
2006	0.50%	7,120	13.379661	95,263	0.00%	2.20%
2006	0.80%	3,876	13.193822	51,139	0.00%	1.89%
2006	1.00%	17,932	13.071309	234,395	0.00%	1.69%
2005	0.00%	7,210	13.334230	96,140	0.00%	8.44%
2005	0.50%	7,318	13.092046	95,808	0.00%	7.90%
2005	0.80%	24,756	12.948895	320,563	0.00%	7.58%
2005	1.00%	19,108	12.854278	245,620	0.00%	7.36%
2005	1.30%	286	12.713706	3,636	0.00%	7.04%
2004	0.00%	11,908	12.296466	146,426	0.00%	7.86%
2004	0.50%	10,306	12.133480	125,048	0.00%	7.32%
2004	0.80%	44,046	12.036757	530,171	0.00%	7.00%
2004	1.30%	21,374	11.877203	253,863	0.00%	6.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2008	0.00%	9,167	$9.339799	$85,618	0.28%	-25.23%
2008	0.50%	52,395	9.170101	480,467	0.28%	-25.61%
2008	0.80%	3,498	9.069777	31,726	0.28%	-25.83%
2007	0.00%	1,306	12.491648	16,314	0.09%	13.23%
2007	0.50%	38,088	12.326279	469,483	0.09%	12.66%
2007	0.80%	5,112	12.228112	62,510	0.09%	12.32%
2006	0.00%	3,408	11.032385	37,598	0.00%	2.70%
2006	0.50%	19,322	10.941189	211,406	0.00%	2.19%
2006	0.80%	14,692	10.886820	159,949	0.00%	1.89%
2005	0.00%	230	10.742057	2,471	0.00%	7.42%	5/2/2005
2005	0.50%	20,616	10.706525	220,726	0.00%	7.07%	5/2/2005
2005	0.80%	19,656	10.685265	210,030	0.00%	6.85%	5/2/2005
Nationwide VIT - International Index Fund - Class VI (GVIX6)
2008	0.00%	326	6.837123	2,229	2.05%	-43.11%
2008	0.50%	39,457	6.746415	266,193	2.05%	-43.39%
2008	0.80%	1,137	6.692562	7,609	2.05%	-43.56%
2007	0.50%	31,716	11.917827	377,986	1.82%	8.95%
2007	0.80%	678	11.858321	8,040	1.82%	8.62%
2006	0.50%	530	10.938962	5,798	1.38%	9.39%	5/1/2006
2006	0.80%	1,052	10.917219	11,485	1.38%	9.17%	5/1/2006
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	0.00%	5,689	10.574854	60,160	1.95%	-36.84%
2008	0.50%	147,039	10.214579	1,501,941	1.95%	-37.16%
2008	0.80%	53,348	10.004311	533,710	1.95%	-37.35%
2008	1.00%	322	9.866526	3,177	1.95%	-37.47%
2007	0.00%	5,888	16.743624	98,586	2.03%	5.96%
2007	0.50%	199,734	16.254455	3,246,567	2.03%	5.43%
2007	0.80%	73,246	15.967821	1,169,579	2.03%	5.11%
2007	1.00%	328	15.779509	5,176	2.03%	4.90%
2006	0.00%	1,756	15.802084	27,748	2.11%	16.87%
2006	0.50%	95,776	15.417742	1,476,650	2.11%	16.29%
2006	0.80%	91,086	15.191606	1,383,743	2.11%	15.94%
2006	1.00%	290	15.042687	4,362	2.11%	15.71%
2005	0.00%	530	13.521320	7,166	1.95%	7.93%
2005	0.50%	59,996	13.258370	795,449	1.95%	7.39%
2005	0.80%	85,552	13.103041	1,120,991	1.95%	7.07%
2004	0.00%	84	12.527746	1,052	1.75%	14.03%
2004	0.50%	49,550	12.345496	611,719	1.75%	13.46%
2004	0.80%	57,102	12.237400	698,780	1.75%	13.12%
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	0.00%	4,138	12.327359	51,011	3.40%	-6.02%
2008	0.50%	51,425	11.907464	612,341	3.40%	-6.49%
2008	0.80%	16,459	11.662459	191,952	3.40%	-6.77%
2008	1.00%	2,434	11.501879	27,996	3.40%	-6.96%
2007	0.00%	4,112	13.117367	53,939	3.97%	5.38%
2007	0.50%	41,486	12.734093	528,287	3.97%	4.85%
2007	0.80%	19,826	12.509560	248,015	3.97%	4.54%
2007	1.00%	5,692	12.362022	70,365	3.97%	4.33%
2006	0.00%	3,274	12.447546	40,753	2.89%	6.16%
2006	0.50%	7,634	12.144751	92,713	2.89%	5.64%
2006	0.80%	20,230	11.966643	242,085	2.89%	5.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2006	1.00%	5,798	$11.849304	$68,702	2.89%	5.11%
2005	0.00%	966	11.724859	11,326	2.78%	3.31%
2005	0.50%	8,068	11.496816	92,756	2.78%	2.79%
2005	0.80%	40,486	11.362140	460,008	2.78%	2.49%
2005	1.00%	2,858	11.273191	32,219	2.78%	2.28%
2004	0.00%	5,030	11.349571	57,088	2.46%	4.65%
2004	0.50%	2,158	11.184449	24,136	2.46%	4.13%
2004	0.80%	44,818	11.086539	496,877	2.46%	3.82%
2004	1.30%	2,914	10.925221	31,836	2.46%	3.30%
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	0.00%	91,097	11.441586	1,042,294	2.78%	-23.20%
2008	0.50%	198,084	11.051801	2,189,185	2.78%	-23.58%
2008	0.80%	97,732	10.824352	1,057,886	2.78%	-23.81%
2008	1.00%	15,405	10.675316	164,453	2.78%	-23.96%
2007	0.00%	89,402	14.896957	1,331,818	2.62%	5.66%
2007	0.50%	214,672	14.461679	3,104,518	2.62%	5.13%
2007	0.80%	137,718	14.206661	1,956,513	2.62%	4.81%
2007	1.00%	45,290	14.039145	635,833	2.62%	4.60%
2006	0.00%	90,888	14.099052	1,281,435	2.50%	11.35%
2006	0.50%	199,278	13.756055	2,741,279	2.50%	10.80%
2006	0.80%	241,266	13.554301	3,270,192	2.50%	10.47%
2006	1.00%	41,320	13.421439	554,574	2.50%	10.25%
2006	1.30%	2,822	13.224582	37,320	2.50%	9.92%
2005	0.00%	72,624	12.661618	919,537	2.36%	5.34%
2005	0.50%	129,056	12.415323	1,602,272	2.36%	4.82%
2005	0.80%	234,442	12.269879	2,876,575	2.36%	4.51%
2005	1.00%	36,840	12.173861	448,485	2.36%	4.30%
2005	1.30%	11,178	12.031239	134,485	2.36%	3.99%
2004	0.00%	57,958	12.019313	696,615	2.27%	9.54%
2004	0.50%	85,112	11.844428	1,008,103	2.27%	8.99%
2004	0.80%	230,378	11.740731	2,704,806	2.27%	8.66%
2004	1.30%	35,746	11.569914	413,578	2.27%	8.12%
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	0.00%	52,343	11.015454	576,582	2.47%	-31.39%
2008	0.50%	254,606	10.640174	2,709,052	2.47%	-31.73%
2008	0.80%	119,944	10.421164	1,249,956	2.47%	-31.94%
2008	1.00%	37,829	10.277660	388,794	2.47%	-32.07%
2007	0.00%	50,888	16.055259	817,020	2.25%	6.15%
2007	0.50%	210,008	15.586169	3,273,220	2.25%	5.62%
2007	0.80%	177,620	15.311321	2,719,597	2.25%	5.30%
2007	1.00%	38,380	15.130768	580,719	2.25%	5.09%
2006	0.00%	47,128	15.125018	712,812	2.27%	14.54%
2006	0.50%	152,382	14.757103	2,248,717	2.27%	13.97%
2006	0.80%	247,768	14.540668	3,602,712	2.27%	13.63%
2006	1.00%	23,212	14.398126	334,209	2.27%	13.40%
2005	0.00%	25,104	13.204972	331,498	2.14%	7.07%
2005	0.50%	81,078	12.948162	1,049,811	2.14%	6.54%
2005	0.80%	281,378	12.796464	3,600,643	2.14%	6.22%
2005	1.00%	1,550	12.696312	19,679	2.14%	6.01%
2005	1.30%	22,262	12.547596	279,335	2.14%	5.69%
2004	0.00%	24,722	12.332826	304,892	1.97%	12.09%
2004	0.50%	41,042	12.153407	498,800	1.97%	11.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2004	0.80%	250,424	$12.046998	$3,016,857	1.97%	11.20%
2004	1.30%	24,178	11.871734	287,035	1.97%	10.65%
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	0.00%	14,736	11.969310	176,380	3.21%	-15.04%
2008	0.50%	41,276	11.561611	477,217	3.21%	-15.47%
2008	0.80%	110,626	11.323691	1,252,695	3.21%	-15.72%
2008	1.00%	37,456	11.167796	418,301	3.21%	-15.89%
2007	0.00%	13,564	14.088774	191,100	2.92%	5.86%
2007	0.50%	22,454	13.677144	307,107	2.92%	5.33%
2007	0.80%	100,130	13.435963	1,345,343	2.92%	5.01%
2007	1.00%	31,082	13.277544	412,693	2.92%	4.80%
2006	0.00%	13,888	13.308971	184,835	2.76%	8.42%
2006	0.50%	18,590	12.985235	241,396	2.76%	7.88%
2006	0.80%	99,224	12.794782	1,269,549	2.76%	7.56%
2006	1.00%	77,310	12.669367	979,469	2.76%	7.35%
2005	0.00%	9,208	12.275099	113,029	2.75%	4.49%
2005	0.50%	18,510	12.036367	222,793	2.75%	3.97%
2005	0.80%	88,944	11.895366	1,058,021	2.75%	3.66%
2005	1.00%	6,244	11.802269	73,693	2.75%	3.45%
2005	1.30%	75,506	11.663995	880,702	2.75%	3.14%
2004	0.00%	27,902	11.748118	327,796	2.48%	7.16%
2004	0.50%	9,360	11.577210	108,363	2.48%	6.62%
2004	0.80%	43,224	11.475860	496,033	2.48%	6.31%
2004	1.30%	78,358	11.308888	886,142	2.48%	5.78%
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)
2008	0.50%	16	9.914010	159	2.82%	-0.86%	5/1/2008
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	0.00%	15,105	4.097736	61,896	0.00%	-46.11%
2008	0.50%	73,346	3.923801	287,795	0.00%	-46.38%
2008	0.80%	17,878	3.822964	68,347	0.00%	-46.54%
2008	1.00%	19,961	3.514695	70,157	0.00%	-46.65%
2007	0.00%	16,598	7.604065	126,212	0.00%	9.01%
2007	0.50%	83,188	7.317914	608,763	0.00%	8.47%
2007	0.80%	39,732	7.151367	284,138	0.00%	8.14%
2007	1.00%	27,266	6.587921	179,626	0.00%	7.92%
2006	0.00%	19,038	6.975264	132,795	0.00%	9.91%
2006	0.50%	92,144	6.746610	621,660	0.00%	9.36%
2006	0.80%	77,924	6.612974	515,309	0.00%	9.03%
2006	1.00%	30,726	6.104214	187,558	0.00%	8.82%
2005	0.00%	24,418	6.346461	154,968	0.00%	9.74%
2005	0.50%	72,740	6.169108	448,741	0.00%	9.20%
2005	0.80%	88,246	6.065031	535,215	0.00%	8.87%
2005	1.00%	24,834	5.609609	139,309	0.00%	8.65%
2004	0.00%	21,204	5.783113	122,625	0.00%	15.34%
2004	0.50%	87,438	5.649583	493,988	0.00%	14.76%
2004	0.80%	97,936	5.570908	545,592	0.00%	14.42%
2004	1.30%	19,586	5.442251	106,592	0.00%	13.85%
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	0.00%	46,729	11.533383	538,943	1.24%	-36.46%
2008	0.50%	218,000	11.044098	2,407,613	1.24%	-36.78%
2008	0.80%	44,095	10.760553	474,487	1.24%	-36.97%
2008	1.00%	34,842	9.639266	335,851	1.24%	-37.10%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2007	0.00%	51,172	$18.152010	$928,875	1.35%	7.56%
2007	0.50%	221,386	17.469317	3,867,462	1.35%	7.02%
2007	0.80%	81,490	17.072106	1,391,206	1.35%	6.70%
2007	1.00%	34,096	15.323833	522,481	1.35%	6.48%
2006	0.00%	58,484	16.876236	986,990	1.13%	9.89%
2006	0.50%	202,754	16.323372	3,309,629	1.13%	9.34%
2006	0.80%	141,094	16.000413	2,257,562	1.13%	9.02%
2006	1.00%	41,104	14.390791	591,519	1.13%	8.80%
2006	1.30%	4,202	15.476230	65,031	1.13%	8.47%
2005	0.00%	65,296	15.357475	1,002,782	1.03%	12.10%
2005	0.50%	137,224	14.928625	2,048,566	1.03%	11.54%
2005	0.80%	229,268	14.677115	3,364,993	1.03%	11.21%
2005	1.00%	43,640	13.226964	577,225	1.03%	10.99%
2005	1.30%	15,760	14.267251	224,852	1.03%	10.66%
2004	0.00%	74,186	13.700026	1,016,350	0.54%	15.73%
2004	0.50%	57,928	13.383987	775,308	0.54%	15.15%
2004	0.80%	324,610	13.197899	4,284,170	0.54%	14.81%
2004	1.30%	77,226	12.893433	995,708	0.54%	14.24%
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	0.00%	426,717	15.548444	6,634,785	2.06%	2.05%
2008	0.50%	1,022,503	20.953951	21,425,478	2.06%	1.54%
2008	0.80%	217,188	16.681402	3,623,000	2.06%	1.24%
2008	1.00%	434,025	11.410562	4,952,469	2.06%	1.03%
2008	1.30%	283	16.039742	4,539	2.06%	0.73%
2007	0.00%	553,934	15.235553	8,439,491	4.64%	4.79%
2007	0.50%	847,514	20.635458	17,488,840	4.64%	4.27%
2007	0.80%	329,710	16.477531	5,432,807	4.64%	3.95%
2007	1.00%	419,234	11.293879	4,734,778	4.64%	3.74%
2007	1.30%	252	15.923976	4,013	4.64%	3.42%
2006	0.00%	307,156	14.538752	4,465,665	4.49%	4.53%
2006	0.50%	485,516	19.791189	9,608,939	4.49%	4.01%
2006	0.80%	566,642	15.851431	8,982,087	4.49%	3.70%
2006	1.00%	495,002	10.886811	5,388,993	4.49%	3.49%
2006	1.30%	1,120	15.396940	17,245	4.49%	3.18%
2005	0.00%	309,850	13.908651	4,309,596	2.64%	2.67%
2005	0.50%	305,794	19.028333	5,818,750	2.64%	2.16%
2005	0.80%	727,730	15.286397	11,124,370	2.64%	1.85%
2005	1.00%	408,430	10.519895	4,296,641	2.64%	1.64%
2005	1.30%	69,288	14.923119	1,033,993	2.64%	1.34%
2004	0.00%	336,040	13.547206	4,552,403	0.78%	0.81%
2004	0.50%	162,122	18.626719	3,019,801	0.78%	0.31%
2004	0.80%	899,340	15.008890	13,498,095	0.78%	0.00%
2004	1.30%	380,556	14.726229	5,604,155	0.78%	-0.50%
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
2008	0.50%	238	6.119892	1,457	0.10%	-38.80%	5/1/2008
Nationwide VIT - Multi-Manager International Value Fund - Class I (GVDIVI)
2008	0.00%	1,177	12.742294	14,998	1.71%	-46.31%
2008	0.50%	16,733	12.386191	207,258	1.71%	-46.58%
2008	0.80%	4,801	12.177329	58,463	1.71%	-46.74%
2007	0.00%	1,206	23.734976	28,624	2.06%	2.92%
2007	0.50%	22,414	23.187675	519,729	2.06%	2.40%
2007	0.80%	5,630	22.865372	128,732	2.06%	2.09%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2006	0.00%	2,190	$23.062454	$50,507	2.08%	22.67%
2006	0.50%	22,408	22.644248	507,412	2.08%	22.06%
2006	0.80%	14,186	22.396963	317,723	2.08%	21.70%
2005	0.00%	3,908	18.800450	73,472	1.34%	12.09%
2005	0.50%	24,690	18.551760	458,043	1.34%	11.54%
2005	0.80%	27,788	18.404112	511,413	1.34%	11.20%
2004	0.00%	11,032	16.772215	185,031	2.03%	20.29%
2004	0.50%	15,934	16.633064	265,031	2.03%	19.69%
2004	0.80%	64,536	16.550116	1,068,078	2.03%	19.33%
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2008	0.00%	7,281	7.765128	56,538	1.67%	-46.33%
2008	0.50%	88,977	7.624008	678,361	1.67%	-46.60%
2008	0.80%	21,725	7.540568	163,819	1.67%	-46.76%
2007	0.00%	10,900	14.468946	157,712	2.12%	2.93%
2007	0.50%	111,682	14.277421	1,594,531	2.12%	2.42%
2007	0.80%	30,584	14.163711	433,183	2.12%	2.11%
2006	0.00%	10,116	14.056822	142,199	2.01%	22.75%
2006	0.50%	98,312	13.940694	1,370,538	2.01%	22.14%
2006	0.80%	45,492	13.871454	631,040	2.01%	21.77%
2005	0.00%	6,630	11.451970	75,927	0.95%	14.52%	5/2/2005
2005	0.50%	44,904	11.414099	512,539	0.95%	14.14%	5/2/2005
2005	0.80%	35,798	11.391430	407,790	0.95%	13.91%	5/2/2005
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2008	0.00%	206	6.364575	1,311	0.22%	-36.35%	5/1/2008
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2008	0.50%	14,906	6.335825	94,442	0.64%	-36.64%	5/1/2008
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2008	0.00%	205	6.279727	1,287	0.00%	-37.20%	5/1/2008
2008	0.80%	50	6.246185	312	0.00%	-37.54%	5/1/2008
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	0.00%	17,888	4.824485	86,300	0.00%	-46.42%
2008	0.50%	130,619	4.619718	603,423	0.00%	-46.69%
2008	0.80%	21,966	4.501065	98,870	0.00%	-46.85%
2008	1.00%	20,235	4.429099	89,623	0.00%	-46.95%
2007	0.00%	17,950	9.004045	161,623	0.00%	9.75%
2007	0.50%	126,230	8.665238	1,093,813	0.00%	9.20%
2007	0.80%	29,062	8.468125	246,101	0.00%	8.87%
2007	1.00%	26,118	8.349478	218,072	0.00%	8.65%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	0.00%	60,976	16.057560	979,126	1.09%	-32.15%
2008	0.50%	175,334	15.223184	2,669,142	1.09%	-32.49%
2008	0.80%	60,213	14.743543	887,753	1.09%	-32.69%
2008	1.00%	35,377	11.718013	414,548	1.09%	-32.83%
2007	0.00%	71,274	23.666727	1,686,822	1.10%	-6.89%
2007	0.50%	195,390	22.549722	4,405,990	1.10%	-7.36%
2007	0.80%	92,646	21.905042	2,029,415	1.10%	-7.64%
2007	1.00%	43,030	17.444838	750,651	1.10%	-7.83%
2006	0.00%	98,728	25.419000	2,509,567	0.43%	17.29%
2006	0.50%	176,848	24.341439	4,304,735	0.43%	16.71%
2006	0.80%	175,584	23.717026	4,164,330	0.43%	16.36%
2006	1.00%	53,404	18.925926	1,010,720	0.43%	16.13%
2006	1.30%	1,840	22.711726	41,790	0.43%	15.78%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2005	0.00%	107,082	$21.671283	$2,320,604	0.06%	3.07%
2005	0.50%	164,618	20.856322	3,433,326	0.06%	2.56%
2005	0.80%	287,838	20.382189	5,866,769	0.06%	2.25%
2005	1.00%	105,618	16.297231	1,721,281	0.06%	2.05%
2005	1.30%	14,854	19.615792	291,373	0.06%	1.75%
2004	0.00%	125,486	21.025284	2,638,379	0.00%	17.30%
2004	0.50%	100,222	20.335711	2,038,086	0.00%	16.71%
2004	0.80%	410,958	19.932939	8,191,601	0.00%	16.36%
2004	1.30%	109,740	19.279280	2,115,708	0.00%	15.78%
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	0.00%	95,931	20.120207	1,930,152	0.82%	-38.19%
2008	0.50%	389,374	24.875036	9,685,692	0.82%	-38.50%
2008	0.80%	127,206	24.167902	3,074,302	0.82%	-38.68%
2008	1.00%	33,872	9.300801	315,037	0.82%	-38.80%
2007	0.00%	118,982	32.550692	3,872,946	0.09%	2.13%
2007	0.50%	385,134	40.445411	15,576,903	0.09%	1.62%
2007	0.80%	190,308	39.414039	7,500,807	0.09%	1.31%
2007	1.00%	38,152	15.198601	579,857	0.09%	1.11%
2007	1.30%	392	37.083919	14,537	0.09%	0.81%
2006	0.00%	127,382	31.871050	4,059,798	0.11%	12.04%
2006	0.50%	319,750	39.800578	12,726,235	0.11%	11.48%
2006	0.80%	325,094	38.902849	12,647,083	0.11%	11.15%
2006	1.00%	49,560	15.031685	744,970	0.11%	10.93%
2006	1.30%	816	36.787497	30,019	0.11%	10.60%
2005	0.00%	133,578	28.446533	3,799,831	0.00%	12.32%
2005	0.50%	159,914	35.701630	5,709,190	0.00%	11.76%
2005	0.80%	568,428	35.000912	19,895,498	0.00%	11.42%
2005	1.00%	40,176	13.551021	544,426	0.00%	11.20%
2005	1.30%	6,916	33.263194	230,048	0.00%	10.87%
2004	0.00%	143,764	25.327151	3,641,133	0.00%	19.02%
2004	0.50%	94,992	31.945431	3,034,560	0.00%	18.43%
2004	0.80%	659,468	31.412204	20,715,343	0.00%	18.07%
2004	1.30%	27,688	30.001771	830,689	0.00%	17.49%
Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	0.00%	193,391	14.413309	2,787,404	1.40%	-41.55%
2008	0.50%	557,930	31.517666	17,584,651	1.40%	-41.85%
2008	0.80%	726,828	25.156819	18,284,680	1.40%	-42.02%
2008	1.00%	143,966	6.826209	982,742	1.40%	-42.14%
2007	0.00%	215,182	24.661007	5,306,605	1.05%	8.18%
2007	0.50%	592,642	54.197488	32,119,708	1.05%	7.64%
2007	0.80%	846,056	43.389809	36,710,208	1.05%	7.31%
2007	1.00%	149,962	11.797304	1,769,147	1.05%	7.10%
2006	0.00%	247,594	22.796000	5,644,153	1.08%	13.63%
2006	0.50%	467,698	50.351226	23,549,168	1.08%	13.06%
2006	0.80%	1,155,132	40.432316	46,704,662	1.08%	12.72%
2006	1.00%	167,948	11.015308	1,849,999	1.08%	12.50%
2006	1.30%	314	40.292927	12,652	1.08%	12.16%
2005	0.00%	271,134	20.062025	5,439,497	0.91%	7.44%
2005	0.50%	297,534	44.533940	13,250,361	0.91%	6.91%
2005	0.80%	1,522,010	35.868129	54,591,651	0.91%	6.59%
2005	1.00%	153,820	9.791361	1,506,107	0.91%	6.38%
2005	1.30%	5,272	35.923101	189,387	0.91%	6.06%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2004	0.00%	283,884	$18.672551	$5,300,838	1.28%	9.75%
2004	0.50%	167,838	41.656679	6,991,574	1.28%	9.20%
2004	0.80%	1,808,392	33.651239	60,854,631	1.28%	8.88%
2004	1.30%	50,156	33.871221	1,698,845	1.28%	8.33%
Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)
2008	0.00%	4,220	9.006647	38,008	0.78%	-49.91%
2008	0.50%	26,001	8.711189	226,500	0.78%	-50.16%
2008	0.80%	2,524	8.538594	21,551	0.78%	-50.31%
2008	1.00%	1,246	8.425426	10,498	0.78%	-50.41%
2007	0.00%	5,280	17.979434	94,931	1.15%	11.56%
2007	0.50%	28,472	17.477126	497,609	1.15%	11.00%
2007	0.80%	7,118	17.182548	122,305	1.15%	10.67%
2007	1.00%	1,218	16.988891	20,692	1.15%	10.44%
2006	0.00%	4,904	16.116355	79,035	0.97%	16.05%
2006	0.50%	15,828	15.745056	249,213	0.97%	15.47%
2006	0.80%	10,376	15.526442	161,102	0.97%	15.12%
2006	1.00%	2,084	15.382337	32,057	0.97%	14.89%
2005	0.00%	2,942	13.887943	40,858	1.54%	10.31%
2005	0.50%	9,478	13.635788	129,240	1.54%	9.76%
2005	0.80%	12,432	13.486728	167,667	1.54%	9.44%
2005	1.00%	3,916	13.388228	52,428	1.54%	9.22%
2005	1.30%	1,590	13.241863	21,055	1.54%	8.89%
2004	0.00%	2,072	12.589767	26,086	0.52%	18.79%
2004	0.50%	2,600	12.422944	32,300	0.52%	18.20%
2004	0.80%	3,724	12.323917	45,894	0.52%	17.85%
2004	1.30%	5,346	12.160621	65,011	0.52%	17.26%
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
2008	0.80%	171	5.154692	881	0.00%	-48.45%	5/1/2008
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
2008	0.50%	69	6.157812	425	0.43%	-38.42%	5/1/2008
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
2008	0.00%	259	9.943310	2,575	1.15%	-0.57%	5/1/2008
2008	0.50%	2,297	9.910227	22,764	1.15%	-0.90%	5/1/2008
2008	0.80%	231	9.890421	2,285	1.15%	-1.10%	5/1/2008
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
2008	0.00%	2,006	2.181418	4,376	0.00%	-48.57%
2008	0.50%	49,323	2.093189	103,242	0.00%	-48.83%
2008	0.80%	22,045	2.041986	45,016	0.00%	-48.98%
2008	1.00%	18,399	1.951999	35,915	0.00%	-49.08%
2007	0.00%	10,448	4.241547	44,316	0.00%	20.09%
2007	0.50%	53,296	4.090476	218,006	0.00%	19.49%
2007	0.80%	35,194	4.002446	140,862	0.00%	19.13%
2007	1.00%	39,948	3.833761	153,151	0.00%	18.89%
2006	0.00%	11,308	3.531877	39,938	0.00%	11.17%
2006	0.50%	55,710	3.423239	190,709	0.00%	10.62%
2006	0.80%	51,828	3.359674	174,125	0.00%	10.29%
2006	1.00%	27,680	3.224567	89,256	0.00%	10.07%
2005	0.00%	15,970	3.177040	50,737	0.00%	-0.52%
2005	0.50%	33,760	3.094710	104,477	0.00%	-1.01%
2005	0.80%	124,346	3.046342	378,800	0.00%	-1.31%
2005	1.00%	15,226	2.929673	44,607	0.00%	-1.50%
2005	1.30%	2,224	2.967380	6,599	0.00%	-1.80%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2004	0.00%	24,430	$3.193545	$78,018	0.00%	4.31%
2004	0.50%	29,620	3.126331	92,602	0.00%	3.79%
2004	0.80%	219,234	3.086695	676,708	0.00%	3.48%
2004	1.30%	29,678	3.021716	89,678	0.00%	2.97%
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
2008	0.00%	635	8.454726	5,369	0.00%	-48.59%
2008	0.50%	20,999	8.301071	174,314	0.00%	-48.84%
2008	0.80%	5,426	8.210206	44,549	0.00%	-49.00%
2007	0.00%	1,330	16.444438	21,871	0.00%	20.19%
2007	0.50%	37,420	16.226798	607,207	0.00%	19.58%
2007	0.80%	8,672	16.097584	139,598	0.00%	19.22%
2006	0.00%	172	13.682536	2,353	0.00%	11.08%
2006	0.50%	12,314	13.569468	167,094	0.00%	10.53%
2006	0.80%	8,150	13.502082	110,042	0.00%	10.20%
2005	0.00%	2,428	12.317458	29,907	0.00%	23.17%	5/2/2005
2005	0.50%	18,758	12.276743	230,287	0.00%	22.77%	5/2/2005
2005	0.80%	10,504	12.252375	128,699	0.00%	22.52%	5/2/2005
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
2008	0.00%	9,519	11.293974	107,507	0.00%	-41.29%
2008	0.50%	28,348	10.923540	309,661	0.00%	-41.58%
2008	0.80%	6,758	10.707131	72,359	0.00%	-41.76%
2008	1.00%	2,565	10.565207	27,100	0.00%	-41.88%
2007	0.00%	10,106	19.237188	194,411	0.00%	22.49%
2007	0.50%	28,912	18.699798	540,649	0.00%	21.87%
2007	0.80%	7,828	18.384573	143,914	0.00%	21.50%
2007	1.00%	2,584	18.177321	46,970	0.00%	21.26%
2006	0.00%	9,376	15.705651	147,256	0.25%	-0.29%
2006	0.50%	18,158	15.343823	278,613	0.25%	-0.78%
2006	0.80%	13,106	15.130732	198,303	0.25%	-1.08%
2006	1.00%	9,994	14.990265	149,813	0.25%	-1.28%
2005	0.00%	5,658	15.751023	89,119	0.00%	11.96%
2005	0.50%	14,474	15.465102	223,842	0.00%	11.41%
2005	0.80%	30,714	15.296041	469,803	0.00%	11.07%
2005	1.00%	13,390	15.184319	203,318	0.00%	10.85%
2005	1.30%	1,378	15.018298	20,695	0.00%	10.52%
2004	0.00%	4,040	14.068165	56,835	0.00%	12.41%
2004	0.50%	21,016	13.881788	291,740	0.00%	11.85%
2004	0.80%	27,528	13.771155	379,092	0.00%	11.51%
2004	1.30%	11,128	13.588665	151,215	0.00%	10.96%
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
2008	0.00%	6,958	11.084763	77,128	1.98%	-36.99%
2008	0.50%	33,463	10.774963	360,563	1.98%	-37.31%
2008	0.80%	7,035	10.593240	74,523	1.98%	-37.49%
2007	0.00%	8,692	17.592080	152,910	1.71%	-2.22%
2007	0.50%	36,330	17.186389	624,382	1.71%	-2.71%
2007	0.80%	10,218	16.947459	173,169	1.71%	-3.00%
2006	0.00%	7,610	17.990877	136,911	1.74%	15.91%
2006	0.50%	28,342	17.664583	500,650	1.74%	15.33%
2006	0.80%	22,182	17.471634	387,556	1.74%	14.98%
2005	0.00%	5,522	15.522071	85,713	1.69%	4.25%
2005	0.50%	15,396	15.316704	235,816	1.69%	3.73%
2005	0.80%	32,400	15.194781	492,311	1.69%	3.42%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2004	0.00%	1,768	$14.889740	$26,325	1.56%	17.50%
2004	0.50%	7,480	14.766163	110,451	1.56%	16.91%
2004	0.80%	29,708	14.692503	436,485	1.56%	16.56%
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
2008	0.00%	7,635	12.976596	99,076	6.56%	-17.29%
2008	0.50%	52,478	12.426396	652,112	6.56%	-17.70%
2008	0.80%	10,404	12.107507	125,967	6.56%	-17.95%
2008	1.00%	4,740	11.660904	55,273	6.56%	-18.11%
2007	0.00%	9,784	15.689482	153,506	4.10%	4.62%
2007	0.50%	61,778	15.099593	932,823	4.10%	4.10%
2007	0.80%	19,404	14.756333	286,332	4.10%	3.79%
2007	1.00%	17,946	14.240475	255,560	4.10%	3.58%
2006	0.00%	10,602	14.995990	158,987	4.42%	4.84%
2006	0.50%	39,090	14.504882	566,996	4.42%	4.32%
2006	0.80%	37,902	14.217959	538,889	4.42%	4.00%
2006	1.00%	14,786	13.748525	203,286	4.42%	3.80%
2005	0.00%	14,212	14.303985	203,288	3.89%	2.18%
2005	0.50%	11,354	13.904678	157,874	3.89%	1.67%
2005	0.80%	44,454	13.670462	607,707	3.89%	1.37%
2005	1.00%	2,210	13.245485	29,273	3.89%	1.17%
2005	1.30%	2,220	13.288789	29,501	3.89%	0.86%
2004	0.00%	12,326	13.998807	172,549	4.85%	6.53%
2004	0.50%	9,006	13.676033	123,166	4.85%	6.00%
2004	0.80%	59,986	13.485955	808,968	4.85%	5.68%
2004	1.30%	8,078	13.174974	106,427	4.85%	5.16%
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
2008	0.00%	215	5.646840	1,214	3.65%	-43.53%	5/1/2008
2008	0.50%	10,242	5.627880	57,641	3.65%	-43.72%	5/1/2008
2008	0.80%	226	5.616528	1,269	3.65%	-43.83%	5/1/2008
Neuberger Berman AMT - Balanced Portfolio - Class I (AMBP)
2008	0.50%	17,915	8.815611	157,932	3.77%	-39.45%
2008	0.80%	1,334	18.986328	25,328	3.77%	-39.63%
2007	0.50%	14,752	14.559590	214,783	0.81%	15.02%
2007	0.80%	1,448	31.451710	45,542	0.81%	14.68%
2006	0.50%	1,380	12.657889	17,468	0.77%	10.12%
2006	0.80%	852	27.426214	23,367	0.77%	9.79%
2005	0.50%	1,038	11.494958	11,932	1.03%	8.64%
2005	0.80%	1,268	24.981076	31,676	1.03%	8.31%
2004	0.50%	408	10.580939	4,317	1.30%	8.76%
2004	0.80%	1,898	23.063588	43,775	1.30%	8.44%
Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)
2008	0.00%	63,596	12.842535	816,734	0.00%	-43.68%
2008	0.50%	175,438	30.272680	5,310,978	0.00%	-43.96%
2008	0.80%	144,350	20.427668	2,948,734	0.00%	-44.13%
2008	1.00%	159,176	4.328471	688,989	0.00%	-44.24%
2007	0.00%	64,996	22.802283	1,482,057	0.00%	22.70%
2007	0.50%	180,172	54.020381	9,732,960	0.00%	22.08%
2007	0.80%	185,704	36.562250	6,789,756	0.00%	21.71%
2007	1.00%	181,806	7.762827	1,411,329	0.00%	21.47%
2006	0.00%	77,208	18.584451	1,434,868	0.00%	14.07%
2006	0.50%	157,596	44.249809	6,973,593	0.00%	13.50%
2006	0.80%	262,710	30.039737	7,891,739	0.00%	13.16%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2006	1.00%	200,916	$6.390816	$1,284,017	0.00%	12.94%
2006	1.30%	1,860	28.970099	53,884	0.00%	12.60%
2005	0.00%	74,162	16.292408	1,208,278	0.00%	13.50%
2005	0.50%	111,124	38.986368	4,332,321	0.00%	12.93%
2005	0.80%	370,758	26.545874	9,842,095	0.00%	12.60%
2005	1.00%	189,716	5.658791	1,073,563	0.00%	12.37%
2005	1.30%	8,346	25.728636	214,731	0.00%	12.04%
2004	0.00%	79,436	14.354807	1,140,288	0.00%	16.60%
2004	0.50%	72,940	34.521424	2,517,993	0.00%	16.02%
2004	0.80%	519,352	23.576070	12,244,279	0.00%	15.67%
2004	1.30%	58,460	22.964403	1,342,499	0.00%	15.10%
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
2008	0.00%	10,705	9.964594	106,671	0.55%	-37.24%
2008	0.50%	58,317	9.446847	550,912	0.55%	-37.56%
2008	0.80%	38,898	9.149198	355,886	0.55%	-37.75%
2008	1.00%	4,064	8.050613	32,718	0.55%	-37.87%
2007	0.00%	13,170	15.878484	209,120	0.26%	7.39%
2007	0.50%	58,036	15.129140	878,035	0.26%	6.85%
2007	0.80%	47,724	14.696621	701,382	0.26%	6.53%
2007	1.00%	4,748	12.957908	61,524	0.26%	6.31%
2006	0.00%	20,178	14.786128	298,354	0.67%	13.38%
2006	0.50%	44,048	14.159327	623,690	0.67%	12.81%
2006	0.80%	73,922	13.796076	1,019,834	0.67%	12.48%
2006	1.00%	7,572	12.188388	92,290	0.67%	12.25%
2005	0.00%	23,910	13.041591	311,824	0.14%	8.39%
2005	0.50%	42,392	12.551167	532,069	0.14%	7.85%
2005	0.80%	88,548	12.265806	1,086,113	0.14%	7.53%
2005	1.00%	2,788	10.858076	30,272	0.14%	7.32%
2004	0.00%	34,354	12.031993	413,347	0.12%	15.81%
2004	0.50%	32,314	11.637402	376,051	0.12%	15.24%
2004	0.80%	121,580	11.406874	1,386,848	0.12%	14.89%
2004	1.30%	4,968	11.032769	54,811	0.12%	14.32%
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
2008	0.00%	3,270	8.019658	26,224	0.00%	-46.44%
2008	0.50%	15,954	7.873922	125,621	0.00%	-46.70%
2008	0.80%	5,065	7.787751	39,445	0.00%	-46.86%
2007	0.00%	5,680	14.972222	85,042	1.68%	3.21%
2007	0.50%	17,036	14.774055	251,691	1.68%	2.70%
2007	0.80%	8,240	14.656417	120,769	1.68%	2.39%
2006	0.00%	5,640	14.506093	81,814	0.00%	23.45%
2006	0.50%	8,138	14.386244	117,075	0.00%	22.84%
2006	0.80%	8,786	14.314811	125,770	0.00%	22.47%
2005	0.00%	2,516	11.750261	29,564	0.22%	17.50%	5/2/2005
2005	0.50%	490	11.711411	5,739	0.22%	17.11%	5/2/2005
2005	0.80%	58,070	11.688169	678,732	0.22%	16.88%	5/2/2005
Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (AMMCGS)
2008	0.00%	976	12.814531	12,507	0.00%	-43.51%
2008	0.50%	22,678	12.456353	282,485	0.00%	-43.79%
2008	0.80%	2,547	12.246316	31,191	0.00%	-43.96%
2007	0.00%	950	22.685497	21,551	0.00%	22.20%
2007	0.50%	31,008	22.162337	687,210	0.00%	21.59%
2007	0.80%	6,654	21.854333	145,419	0.00%	21.22%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2006	0.50%	17,228	$18.227772	$314,028	0.00%	13.90%
2006	0.80%	11,910	18.028719	214,722	0.00%	13.56%
2005	0.00%	2,328	16.217741	37,755	0.00%	13.42%
2005	0.50%	5,284	16.003177	84,561	0.00%	12.86%
2005	0.80%	9,044	15.875842	143,581	0.00%	12.52%
2004	0.00%	3,532	14.298387	50,502	0.00%	16.03%
2004	0.50%	2,568	14.179701	36,413	0.00%	15.46%
2004	0.80%	11,620	14.108984	163,946	0.00%	15.11%
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
2008	0.00%	180,300	13.867013	2,500,222	0.51%	-52.39%
2008	0.50%	356,536	19.700792	7,024,042	0.51%	-52.63%
2008	0.80%	109,268	19.175837	2,095,305	0.51%	-52.77%
2008	1.00%	65,586	7.565098	496,165	0.51%	-52.87%
2007	0.00%	179,968	29.127775	5,242,067	0.64%	9.34%
2007	0.50%	325,884	41.589921	13,553,490	0.64%	8.79%
2007	0.80%	193,268	40.603834	7,847,422	0.64%	8.46%
2007	1.00%	86,432	16.050889	1,387,310	0.64%	8.24%
2006	0.00%	188,418	26.640503	5,019,550	0.71%	12.24%
2006	0.50%	241,712	38.230288	9,240,719	0.71%	11.68%
2006	0.80%	317,204	37.436671	11,875,062	0.71%	11.35%
2006	1.00%	89,328	14.828703	1,324,618	0.71%	11.13%
2006	1.30%	190	35.184666	6,685	0.71%	10.80%
2005	0.00%	203,136	23.735143	4,821,462	1.02%	18.04%
2005	0.50%	163,828	34.231207	5,608,030	1.02%	17.46%
2005	0.80%	450,896	33.621038	15,159,592	1.02%	17.11%
2005	1.00%	78,466	13.343910	1,047,043	1.02%	16.87%
2005	1.30%	22,258	31.756491	706,836	1.02%	16.53%
2004	0.00%	200,296	20.106864	4,027,324	0.01%	18.98%
2004	0.50%	72,448	29.143256	2,111,371	0.01%	18.38%
2004	0.80%	534,216	28.709463	15,337,054	0.01%	18.03%
2004	1.30%	35,560	27.252721	969,107	0.01%	17.44%
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
2008	0.00%	6,436	7.206627	46,382	0.97%	-45.95%
2008	0.50%	10,755	7.075613	76,098	0.97%	-46.22%
2008	0.80%	2,044	6.998160	14,304	0.97%	-46.38%
2007	0.00%	6,414	13.332382	85,514	0.66%	3.05%
2007	0.50%	13,016	13.155851	171,237	0.66%	2.54%
2007	0.80%	1,678	13.051065	21,900	0.66%	2.23%
2006	0.00%	4,738	12.937253	61,297	0.44%	10.94%
2006	0.50%	5,576	12.830334	71,542	0.44%	10.38%
2006	0.80%	2,974	12.766616	37,968	0.44%	10.05%
2005	0.00%	2,786	11.661977	32,490	0.00%	16.62%	5/2/2005
2005	0.50%	2,318	11.623425	26,943	0.00%	16.23%	5/2/2005
2005	0.80%	2,398	11.600355	27,818	0.00%	16.00%	5/2/2005
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
2008	0.00%	605	9.293948	5,623	0.00%	-39.47%
2008	0.50%	7,742	9.034200	69,943	0.00%	-39.78%
2008	0.80%	554	8.881843	4,921	0.00%	-39.96%
2007	0.00%	544	15.355015	8,353	0.00%	0.52%
2007	0.50%	5,616	15.000871	84,245	0.00%	0.01%
2007	0.80%	514	14.792303	7,603	0.00%	-0.29%
2006	0.00%	34	15.276302	519	0.00%	5.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2006	0.50%	3,464	$14.999207	$51,957	0.00%	4.73%
2006	0.80%	2,652	14.835360	39,343	0.00%	4.42%
2005	0.00%	854	14.513954	12,395	0.00%	2.90%
2005	0.50%	5,906	14.321953	84,585	0.00%	2.39%
2005	0.80%	1,526	14.207958	21,681	0.00%	2.08%
2004	0.00%	486	14.105334	6,855	0.00%	11.88%
2004	0.50%	4,114	13.988281	57,548	0.00%	11.32%
2004	0.80%	3,644	13.918505	50,719	0.00%	10.99%
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2008	0.00%	1,900	11.099348	21,089	1.91%	-39.44%
2008	0.50%	17,024	10.789157	183,675	1.91%	-39.74%
2008	0.80%	4,401	10.607196	46,682	1.91%	-39.93%
2007	0.00%	2,698	18.328379	49,450	0.09%	7.61%
2007	0.50%	17,622	17.905737	315,535	0.09%	7.07%
2007	0.80%	5,562	17.656802	98,207	0.09%	6.75%
2006	0.00%	1,732	17.031699	29,499	0.17%	13.70%
2006	0.50%	14,184	16.722808	237,196	0.17%	13.14%
2006	0.80%	9,890	16.540130	163,582	0.17%	12.80%
2005	0.00%	2,042	14.979202	30,588	0.00%	6.86%
2005	0.50%	2,512	14.781029	37,130	0.00%	6.33%
2005	0.80%	7,910	14.663357	115,987	0.00%	6.01%
2004	0.00%	510	14.018027	7,149	0.00%	13.28%
2004	0.50%	98	13.901675	1,362	0.00%	12.71%
2004	0.80%	18,504	13.832310	255,953	0.00%	12.38%
Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)
2008	0.00%	45,187	13.889629	627,631	2.88%	-43.47%
2008	0.50%	155,033	22.675909	3,515,514	2.88%	-43.75%
2008	0.80%	60,265	21.280608	1,282,476	2.88%	-43.92%
2008	1.00%	114,661	7.817080	896,314	2.88%	-44.04%
2007	0.00%	51,554	24.570849	1,266,726	2.57%	3.79%
2007	0.50%	155,028	40.315421	6,250,019	2.57%	3.27%
2007	0.80%	85,350	37.948682	3,238,920	2.57%	2.96%
2007	1.00%	129,370	13.967806	1,807,015	2.57%	2.75%
2006	0.00%	64,490	23.674314	1,526,757	2.13%	11.15%
2006	0.50%	124,154	39.040157	4,846,992	2.13%	10.59%
2006	0.80%	146,968	36.859294	5,417,137	2.13%	10.26%
2006	1.00%	143,020	13.594148	1,944,235	2.13%	10.04%
2005	0.00%	72,064	21.300283	1,534,984	1.76%	3.89%
2005	0.50%	102,966	35.300804	3,634,783	1.76%	3.37%
2005	0.80%	211,716	33.428671	7,077,385	1.76%	3.06%
2005	1.00%	127,708	12.353496	1,577,640	1.76%	2.86%
2005	1.30%	8,748	32.399586	283,432	1.76%	2.55%
2004	0.00%	76,060	20.502973	1,559,456	1.01%	10.10%
2004	0.50%	54,126	34.149236	1,848,362	1.01%	9.55%
2004	0.80%	325,990	32.435047	10,573,501	1.01%	9.22%
2004	1.30%	59,420	31.593672	1,877,296	1.01%	8.68%
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	0.00%	52,077	11.615515	604,901	0.15%	-45.52%
2008	0.50%	253,957	10.935515	2,777,151	0.15%	-45.79%
2008	0.80%	132,297	10.597162	1,401,973	0.15%	-45.95%
2008	1.00%	65,793	5.331812	350,796	0.15%	-46.06%
2007	0.00%	58,424	21.319679	1,245,581	0.23%	14.15%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2007	0.50%	221,522	$20.172546	$4,468,663	0.23%	13.58%
2007	0.80%	209,154	19.607337	4,100,953	0.23%	13.23%
2007	1.00%	70,288	9.884979	694,795	0.23%	13.01%
2006	0.00%	68,276	18.677035	1,275,193	0.38%	7.95%
2006	0.50%	195,220	17.761150	3,467,332	0.38%	7.41%
2006	0.80%	329,602	17.315647	5,707,272	0.38%	7.09%
2006	1.00%	77,536	8.747201	678,223	0.38%	6.88%
2006	1.30%	1,892	16.515549	31,247	0.38%	6.56%
2005	0.00%	81,160	17.301818	1,404,216	0.93%	5.10%
2005	0.50%	154,400	16.535627	2,553,101	0.93%	4.58%
2005	0.80%	488,450	16.169181	7,897,836	0.93%	4.26%
2005	1.00%	112,070	8.184351	917,220	0.93%	4.06%
2005	1.30%	10,204	15.499156	158,153	0.93%	3.75%
2004	0.00%	83,842	16.462506	1,380,249	0.33%	6.94%
2004	0.50%	104,114	15.812092	1,646,260	0.33%	6.40%
2004	0.80%	653,294	15.508004	10,131,286	0.33%	6.08%
2004	1.30%	74,904	14.939657	1,119,040	0.33%	5.56%
Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)
2008	0.00%	78,790	11.811237	930,607	4.71%	-39.05%
2008	0.50%	190,845	17.675063	3,373,197	4.71%	-39.35%
2008	0.80%	61,738	15.891423	981,105	4.71%	-39.54%
2008	1.00%	49,540	8.562713	424,197	4.71%	-39.66%
2007	0.00%	85,066	19.378308	1,648,435	5.26%	4.39%
2007	0.50%	210,962	29.144443	6,148,370	5.26%	3.87%
2007	0.80%	87,142	26.282217	2,290,285	5.26%	3.56%
2007	1.00%	51,906	14.189932	736,543	5.26%	3.35%
2006	0.00%	87,354	18.563148	1,621,565	5.20%	5.28%
2006	0.50%	192,508	28.059142	5,401,609	5.20%	4.76%
2006	0.80%	146,462	25.379927	3,717,195	5.20%	4.44%
2006	1.00%	50,010	13.730362	686,655	5.20%	4.23%
2006	1.30%	952	25.434609	24,214	5.20%	3.92%
2005	0.00%	91,754	17.632382	1,617,842	5.34%	2.59%
2005	0.50%	85,328	26.785454	2,285,549	5.34%	2.08%
2005	0.80%	276,654	24.300441	6,722,814	5.34%	1.77%
2005	1.00%	32,080	13.172613	422,577	5.34%	1.57%
2005	1.30%	8,382	24.474528	205,145	5.34%	1.27%
2004	0.00%	96,616	17.187703	1,660,607	4.80%	5.49%
2004	0.50%	73,062	26.240474	1,917,182	4.80%	4.97%
2004	0.80%	337,846	23.877339	8,066,863	4.80%	4.65%
2004	1.30%	31,218	24.168614	754,496	4.80%	4.13%
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2008	0.00%	38,920	9.026171	351,299	1.48%	-40.19%
2008	0.50%	398,806	8.862171	3,534,287	1.48%	-40.49%
2008	0.80%	126,475	8.765213	1,108,580	1.48%	-40.67%
2007	0.00%	48,132	15.092302	726,423	1.25%	6.34%
2007	0.50%	337,926	14.892546	5,032,578	1.25%	5.80%
2007	0.80%	160,562	14.773970	2,372,138	1.25%	5.49%
2006	0.00%	44,318	14.192798	628,996	0.80%	17.69%
2006	0.50%	200,308	14.075542	2,819,444	0.80%	17.10%
2006	0.80%	235,194	14.005648	3,294,044	0.80%	16.75%
2005	0.00%	28,160	12.059670	339,600	0.00%	20.60%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2005	0.50%	63,366	$12.019802	$761,647	0.00%	20.20%	5/2/2005
2005	0.80%	156,170	11.995949	1,873,407	0.00%	19.96%	5/2/2005
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2008	0.00%	56,933	25.170686	1,433,043	1.59%	-40.19%
2008	0.50%	367,478	29.210698	10,734,289	1.59%	-40.49%
2008	0.80%	83,287	28.468276	2,371,037	1.59%	-40.67%
2008	1.00%	141,920	8.873074	1,259,267	1.59%	-40.78%
2007	0.00%	69,624	42.082850	2,929,976	1.37%	6.32%
2007	0.50%	400,936	49.082767	19,679,048	1.37%	5.79%
2007	0.80%	148,584	47.979344	7,128,963	1.37%	5.47%
2007	1.00%	157,904	14.984363	2,366,091	1.37%	5.26%
2007	1.30%	338	44.680582	15,102	1.37%	4.94%
2006	0.00%	80,632	39.581622	3,191,545	1.04%	17.69%
2006	0.50%	342,600	46.398150	15,896,006	1.04%	17.11%
2006	0.80%	314,678	45.492106	14,315,365	1.04%	16.76%
2006	1.00%	160,988	14.236174	2,291,853	1.04%	16.52%
2006	1.30%	3,734	42.577872	158,986	1.04%	16.18%
2005	0.00%	90,550	33.631650	3,045,346	1.07%	14.31%
2005	0.50%	262,628	39.620511	10,405,456	1.07%	13.74%
2005	0.80%	519,226	38.963173	20,230,692	1.07%	13.40%
2005	1.00%	136,196	12.217371	1,663,957	1.07%	13.17%
2005	1.30%	20,412	36.649419	748,088	1.07%	12.84%
2004	0.00%	105,104	29.422164	3,092,387	1.25%	19.16%
2004	0.50%	191,944	34.834576	6,686,288	1.25%	18.57%
2004	0.80%	723,504	34.359210	24,859,026	1.25%	18.21%
2004	1.30%	74,314	32.480314	2,413,742	1.25%	17.62%
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
2008	0.00%	1,322	2.039384	2,696	5.94%	-78.89%
2008	0.50%	19,624	2.022384	39,687	5.94%	-79.00%
2008	0.80%	4,411	2.012256	8,876	5.94%	-79.06%
2007	0.50%	7,982	9.628770	76,857	0.00%	-3.71%	5/1/2007
2007	0.80%	2,712	9.609476	26,061	0.00%	-3.91%	5/1/2007
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
2008	0.00%	6,661	2.906468	19,360	8.31%	-78.67%
2008	0.50%	13,066	2.825197	36,914	8.31%	-78.78%
2008	0.80%	3,640	2.777517	10,110	8.31%	-78.84%
2007	0.00%	8,188	13.627157	111,579	6.11%	-0.10%
2007	0.50%	17,012	13.312822	226,478	6.11%	-0.60%
2007	0.80%	7,928	13.127703	104,076	6.11%	-0.90%
2006	0.00%	9,746	13.641009	132,945	6.97%	9.42%
2006	0.50%	22,010	13.393515	294,791	6.97%	8.88%
2006	0.80%	17,852	13.247178	236,489	6.97%	8.55%
2005	0.00%	8,710	12.466334	108,582	6.75%	2.31%
2005	0.50%	17,466	12.301306	214,855	6.75%	1.80%
2005	0.80%	20,712	12.203356	252,756	6.75%	1.50%
2004	0.00%	12,018	12.184423	146,432	4.23%	8.97%
2004	0.50%	14,518	12.083237	175,424	4.23%	8.42%
2004	0.80%	30,734	12.022940	369,513	4.23%	8.10%
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
2008	0.00%	4,707	12.859537	60,530	0.59%	-37.83%
2008	0.50%	28,448	12.500175	355,605	0.59%	-38.14%
2008	0.80%	7,267	12.289407	89,307	0.59%	-38.33%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2007	0.00%	6,170	$20.683895	$127,620	0.32%	-1.21%
2007	0.50%	38,846	20.206983	784,960	0.32%	-1.71%
2007	0.80%	14,068	19.926143	280,321	0.32%	-2.00%
2006	0.00%	2,530	20.937110	52,971	0.14%	15.00%
2006	0.50%	28,656	20.557489	589,095	0.14%	14.43%
2006	0.80%	24,146	20.333041	490,962	0.14%	14.08%
2005	0.00%	1,242	18.206560	22,613	0.00%	9.92%
2005	0.50%	6,094	17.965801	109,484	0.00%	9.37%
2005	0.80%	28,068	17.822891	500,253	0.00%	9.05%
2004	0.00%	1,252	16.563464	20,737	0.00%	19.42%
2004	0.50%	554	16.426073	9,100	0.00%	18.82%
2004	0.80%	26,984	16.344185	441,031	0.00%	18.47%
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2008	0.00%	30,415	7.176149	218,263	1.52%	-38.47%
2008	0.50%	103,392	6.871720	710,481	1.52%	-38.78%
2008	0.80%	19,090	6.695296	127,813	1.52%	-38.96%
2008	1.00%	4,092	6.576580	26,911	1.52%	-39.08%
2007	0.00%	39,470	11.662711	460,327	1.00%	4.42%
2007	0.50%	98,264	11.224071	1,102,922	1.00%	3.90%
2007	0.80%	29,480	10.968850	323,362	1.00%	3.59%
2007	1.00%	6,962	10.795993	75,162	1.00%	3.38%
2006	0.00%	40,880	11.168617	456,573	1.11%	15.02%
2006	0.50%	116,614	10.802733	1,259,750	1.11%	14.45%
2006	0.80%	57,418	10.588991	607,999	1.11%	14.11%
2006	1.00%	7,816	10.443096	81,623	1.11%	13.88%
2005	0.00%	44,198	9.709756	429,152	1.25%	5.98%
2005	0.50%	48,678	9.438598	459,452	1.25%	5.45%
2005	0.80%	92,862	9.279543	861,717	1.25%	5.13%
2005	1.00%	16,864	9.169966	154,642	1.25%	4.92%
2005	1.30%	2,664	9.020429	24,030	1.25%	4.61%
2004	0.00%	28,322	9.162245	259,493	0.84%	9.46%
2004	0.50%	33,884	8.950876	303,291	0.84%	8.91%
2004	0.80%	97,760	8.826404	862,869	0.84%	8.59%
2004	1.30%	25,380	8.622799	218,847	0.84%	8.05%
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
2008	0.00%	8,824	3.658769	32,285	0.00%	-49.07%
2008	0.50%	100,993	3.503491	353,828	0.00%	-49.32%
2008	0.80%	55,717	3.413488	190,189	0.00%	-49.47%
2008	1.00%	9,419	2.970003	27,974	0.00%	-49.57%
2007	0.00%	13,234	7.183358	95,065	0.00%	6.33%
2007	0.50%	97,260	6.913096	672,368	0.00%	5.80%
2007	0.80%	67,290	6.755828	454,600	0.00%	5.48%
2007	1.00%	9,792	5.889904	57,674	0.00%	5.27%
2006	0.00%	16,826	6.755577	113,669	0.00%	2.96%
2006	0.50%	84,198	6.534169	550,164	0.00%	2.44%
2006	0.80%	125,750	6.404804	805,404	0.00%	2.14%
2006	1.00%	13,928	5.595113	77,929	0.00%	1.93%
2006	1.30%	5,116	6.194874	31,693	0.00%	1.63%
2005	0.00%	17,266	6.561616	113,293	0.00%	12.33%
2005	0.50%	62,332	6.378300	397,572	0.00%	11.77%
2005	0.80%	203,896	6.270767	1,278,584	0.00%	11.43%
2005	1.00%	14,778	5.488955	81,116	0.00%	11.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2005	1.30%	10,562	$6.095550	$64,381	0.00%	10.88%
2004	0.00%	34,910	5.841557	203,929	0.00%	19.78%
2004	0.50%	50,906	5.706718	290,506	0.00%	19.18%
2004	0.80%	265,960	5.627305	1,496,638	0.00%	18.82%
2004	1.30%	38,774	5.497394	213,156	0.00%	18.23%
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
2008	0.50%	3,157	9.428528	29,766	2.66%	-39.00%
2008	0.80%	1,820	9.269509	16,871	2.66%	-39.19%
2007	0.50%	5,046	15.457268	77,997	1.31%	-6.51%
2007	0.80%	1,852	15.242345	28,229	1.31%	-6.79%
2006	0.50%	4,488	16.533564	74,203	1.14%	15.33%
2006	0.80%	2,546	16.352963	41,635	1.14%	14.99%
2005	0.00%	1,222	14.527575	17,753	1.56%	5.23%
2005	0.50%	486	14.335363	6,967	1.56%	4.70%
2005	0.80%	6,136	14.221232	87,261	1.56%	4.39%
2004	0.00%	1,634	13.805820	22,559	1.66%	11.11%
2004	0.50%	236	13.691228	3,231	1.66%	10.56%
2004	0.80%	3,926	13.622923	53,484	1.66%	10.23%
Putnam VT - International Equity Fund - Class IB (PVTIGB)
2008	0.00%	482	12.943794	6,239	2.10%	-43.95%
2008	0.50%	15,376	12.582056	193,462	2.10%	-44.23%
2008	0.80%	3,303	12.369896	40,858	2.10%	-44.40%
2007	0.00%	1,362	23.093467	31,453	2.65%	8.37%
2007	0.50%	15,198	22.560940	342,881	2.65%	7.82%
2007	0.80%	5,836	22.247335	129,835	2.65%	7.50%
2006	0.00%	232	21.310423	4,944	0.44%	27.72%
2006	0.50%	7,758	20.923951	162,328	0.44%	27.08%
2006	0.80%	9,818	20.695424	203,188	0.44%	26.70%
2005	0.00%	178	16.685441	2,970	1.11%	12.20%
2005	0.50%	1,404	16.464692	23,116	1.11%	11.64%
2005	0.80%	18,032	16.333628	294,528	1.11%	11.31%
2004	0.50%	1,000	14.748085	14,748	1.61%	15.62%
2004	0.80%	8,052	14.674512	118,159	1.61%	15.27%
Putnam VT - Voyager Fund - Class IB (PVTVB)
2008	0.00%	2,053	9.218880	18,926	0.00%	-37.03%
2008	0.50%	1,698	8.961220	15,216	0.00%	-37.35%
2008	0.80%	150	8.810096	1,322	0.00%	-37.53%
2007	0.00%	2,622	14.640393	38,387	0.00%	5.52%
2007	0.50%	1,450	14.302715	20,739	0.00%	4.99%
2007	0.80%	1,028	14.103871	14,499	0.00%	4.68%
2006	0.00%	2,660	13.874456	36,906	0.13%	5.44%
2006	0.50%	1,246	13.622763	16,974	0.13%	4.91%
2006	0.80%	2,010	13.473959	27,083	0.13%	4.60%
2005	0.00%	2,746	13.159164	36,135	0.60%	5.69%
2005	0.50%	2,788	12.985042	36,202	0.60%	5.17%
2005	0.80%	2,700	12.881691	34,781	0.60%	4.85%
2004	0.00%	2,224	12.450430	27,690	0.19%	5.03%
2004	0.50%	720	12.347084	8,890	0.19%	4.51%
2004	0.80%	1,378	12.285483	16,929	0.19%	4.20%
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
2008	0.00%	4,116	7.980543	32,848	0.10%	-42.65%
2008	0.50%	59,543	7.835510	466,550	0.10%	-42.94%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2008	0.80%	3,499	$7.749732	$27,116	0.10%	-43.11%
2007	0.00%	2,696	13.915435	37,516	0.12%	12.49%
2007	0.50%	41,802	13.731252	573,994	0.12%	11.92%
2007	0.80%	4,272	13.621873	58,193	0.12%	11.59%
2006	0.00%	3,280	12.370493	40,575	0.24%	9.33%
2006	0.50%	16,190	12.268264	198,623	0.24%	8.79%
2006	0.80%	9,592	12.207295	117,092	0.24%	8.46%
2005	0.00%	2,948	11.314946	33,356	0.29%	13.15%	5/2/2005
2005	0.50%	818	11.277528	9,225	0.29%	12.78%	5/2/2005
2005	0.80%	17,726	11.255124	199,508	0.29%	12.55%	5/2/2005
T. Rowe Price Equity Income Portfolio - II (TREI2)
2008	0.00%	5,181	8.287351	42,937	2.16%	-36.26%
2008	0.50%	94,290	8.136757	767,215	2.16%	-36.58%
2008	0.80%	15,819	8.047714	127,307	2.16%	-36.77%
2007	0.00%	8,510	13.002714	110,653	1.53%	3.03%
2007	0.50%	84,110	12.830632	1,079,184	1.53%	2.51%
2007	0.80%	25,522	12.728449	324,855	1.53%	2.20%
2006	0.00%	8,360	12.620348	105,506	1.59%	18.65%
2006	0.50%	58,750	12.516081	735,320	1.59%	18.06%
2006	0.80%	36,012	12.453914	448,490	1.59%	17.70%
2005	0.00%	3,790	10.636871	40,314	1.20%	6.37%	5/2/2005
2005	0.50%	5,032	10.601687	53,348	1.20%	6.02%	5/2/2005
2005	0.80%	21,876	10.580627	231,462	1.20%	5.81%	5/2/2005
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
2008	0.00%	3,811	11.230967	42,801	3.77%	1.31%
2008	0.50%	129,334	11.026485	1,426,099	3.77%	0.80%
2008	0.80%	2,934	10.905102	31,996	3.77%	0.50%
2007	0.00%	3,446	11.086232	38,203	3.91%	5.23%
2007	0.50%	30,906	10.939079	338,083	3.91%	4.70%
2007	0.80%	1,904	10.851378	20,661	3.91%	4.38%
2006	0.50%	1,008	10.448149	10,532	3.80%	3.51%
2006	0.80%	4,952	10.395898	51,480	3.80%	3.20%
2005	0.50%	540	10.094160	5,451	1.39%	0.94%	5/2/2005
2005	0.80%	2,888	10.073971	29,094	1.39%	0.74%	5/2/2005
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2008	0.00%	26,451	12.659521	334,857	0.76%	-34.42%
2008	0.50%	136,568	18.281160	2,496,621	0.76%	-34.75%
2008	0.80%	117,793	17.815941	2,098,593	0.76%	-34.95%
2008	1.00%	19,389	4.735242	91,812	0.76%	-35.08%
2007	0.00%	29,132	19.305130	562,397	0.53%	7.79%
2007	0.50%	133,118	28.017912	3,729,688	0.53%	7.25%
2007	0.80%	147,566	27.387135	4,041,410	0.53%	6.92%
2007	1.00%	20,698	7.293750	150,966	0.53%	6.71%
2006	0.00%	35,276	17.910706	631,818	0.11%	9.20%
2006	0.50%	88,854	26.125145	2,321,324	0.11%	8.66%
2006	0.80%	216,438	25.614125	5,543,870	0.11%	8.33%
2006	1.00%	21,910	6.835295	149,761	0.11%	8.12%
2006	1.30%	430	23.974748	10,309	0.11%	7.79%
2005	0.00%	40,512	16.401660	664,464	0.00%	3.62%
2005	0.50%	50,962	24.043585	1,225,309	0.00%	3.10%
2005	0.80%	285,024	23.643910	6,739,082	0.00%	2.79%
2005	1.00%	20,360	6.322127	128,719	0.00%	2.59%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2005	1.30%	1,602	$22.241255	$35,630	0.00%	2.28%
2004	0.00%	46,244	15.829359	732,013	0.38%	6.21%
2004	0.50%	31,910	23.320608	744,161	0.38%	5.68%
2004	0.80%	333,044	23.001657	7,660,564	0.38%	5.36%
2004	1.30%	9,240	21.745234	200,926	0.38%	4.84%
Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)
2008	0.00%	8,784	19.924512	175,017	8.29%	3.61%
2008	0.50%	70,651	26.056562	1,840,922	8.29%	3.09%
2008	0.80%	17,432	23.199721	404,418	8.29%	2.78%
2008	1.00%	45,106	16.925172	763,427	8.29%	2.58%
2007	0.00%	12,120	19.230801	233,077	5.77%	9.71%
2007	0.50%	62,084	25.275372	1,569,196	5.77%	9.16%
2007	0.80%	24,290	22.571765	548,268	5.77%	8.83%
2007	1.00%	53,936	16.500009	889,944	5.77%	8.61%
2006	0.00%	10,512	17.528628	184,261	8.51%	6.48%
2006	0.50%	48,396	23.154258	1,120,573	8.51%	5.95%
2006	0.80%	42,580	20.739979	883,108	8.51%	5.63%
2006	1.00%	42,236	15.191481	641,627	8.51%	5.42%
2006	1.30%	710	20.988551	14,902	8.51%	5.11%
2005	0.00%	12,460	16.461869	205,115	7.55%	-3.03%
2005	0.50%	43,868	21.853802	958,683	7.55%	-3.51%
2005	0.80%	64,726	19.633767	1,270,815	7.55%	-3.80%
2005	1.00%	44,648	14.409920	643,374	7.55%	-3.99%
2005	1.30%	1,402	19.968392	27,996	7.55%	-4.28%
2004	0.00%	14,838	16.976579	251,898	8.78%	9.15%
2004	0.50%	36,364	22.649785	823,637	8.78%	8.61%
2004	0.80%	94,458	20.409871	1,927,876	8.78%	8.28%
2004	1.30%	41,310	20.861514	861,789	8.78%	7.74%
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
2008	0.00%	56,089	11.287193	633,087	0.00%	-64.78%
2008	0.50%	227,426	10.570206	2,403,940	0.00%	-64.96%
2008	0.80%	58,189	10.251688	596,535	0.00%	-65.06%
2008	1.00%	21,025	11.694155	245,870	0.00%	-65.13%
2007	0.00%	66,814	32.046703	2,141,168	0.43%	37.61%
2007	0.50%	266,244	30.162210	8,030,507	0.43%	36.92%
2007	0.80%	93,500	29.341648	2,743,444	0.43%	36.51%
2007	1.00%	36,120	33.537534	1,211,376	0.43%	36.24%
2006	0.00%	71,040	23.287309	1,654,330	0.60%	39.49%
2006	0.50%	193,210	22.028276	4,256,083	0.60%	38.80%
2006	0.80%	204,428	21.493674	4,393,909	0.60%	38.38%
2006	1.00%	39,850	24.616702	980,976	0.60%	38.11%
2005	0.00%	83,034	16.694466	1,386,208	0.73%	32.00%
2005	0.50%	142,848	15.870762	2,267,107	0.73%	31.34%
2005	0.80%	293,746	15.531958	4,562,451	0.73%	30.95%
2005	1.00%	33,638	17.824242	599,572	0.73%	30.69%
2005	1.30%	9,088	14.846881	134,928	0.73%	30.30%
2004	0.00%	83,090	12.647730	1,050,900	0.59%	25.89%
2004	0.50%	56,568	12.083728	683,552	0.59%	25.26%
2004	0.80%	322,338	11.861162	3,823,303	0.59%	24.89%
2004	1.30%	55,514	11.394604	632,560	0.59%	24.27%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
2008	0.00%	31,247	$21.292768	$665,335	0.27%	-46.12%
2008	0.50%	155,614	29.779289	4,634,074	0.27%	-46.39%
2008	0.80%	25,576	35.171514	899,547	0.27%	-46.56%
2008	1.00%	52,929	21.834128	1,155,659	0.27%	-46.66%
2007	0.00%	38,468	39.522005	1,520,332	0.11%	45.36%
2007	0.50%	157,032	55.552048	8,723,449	0.11%	44.63%
2007	0.80%	41,152	65.808830	2,708,165	0.11%	44.19%
2007	1.00%	68,368	40.935533	2,798,681	0.11%	43.90%
2006	0.00%	42,234	27.189640	1,148,327	0.07%	24.49%
2006	0.50%	127,868	38.410275	4,911,445	0.07%	23.87%
2006	0.80%	71,458	45.639544	3,261,311	0.07%	23.50%
2006	1.00%	62,902	28.446616	1,789,349	0.07%	23.26%
2005	0.00%	54,640	21.840496	1,193,365	0.30%	51.67%
2005	0.50%	94,726	31.007818	2,937,247	0.30%	50.92%
2005	0.80%	119,090	36.954214	4,400,877	0.30%	50.47%
2005	1.00%	66,950	23.079126	1,545,147	0.30%	50.17%
2005	1.30%	11,812	32.040853	378,467	0.30%	49.72%
2004	0.00%	41,778	14.400064	601,606	0.37%	24.23%
2004	0.50%	65,614	20.546330	1,348,127	0.37%	23.61%
2004	0.80%	134,666	24.559747	3,307,363	0.37%	23.24%
2004	1.30%	60,654	21.400584	1,298,031	0.37%	22.63%
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
2008	0.00%	6,559	10.933218	71,711	4.73%	-10.20%
2008	0.50%	60,672	10.627725	644,805	4.73%	-10.65%
2008	0.80%	4,469	10.448514	46,694	4.73%	-10.92%
2007	0.00%	1,932	12.175696	23,523	3.05%	5.45%
2007	0.50%	34,752	11.894818	413,369	3.05%	4.92%
2007	0.80%	10,704	11.729400	125,551	3.05%	4.61%
2006	0.00%	1,480	11.546094	17,088	3.94%	3.73%
2006	0.50%	13,740	11.336567	155,764	3.94%	3.22%
2006	0.80%	15,064	11.212678	168,908	3.94%	2.91%
2005	0.00%	1,144	11.130805	12,734	3.62%	4.21%
2005	0.50%	10,072	10.983426	110,625	3.62%	3.70%
2005	0.80%	22,076	10.895944	240,539	3.62%	3.39%
2004	0.00%	622	10.680729	6,643	4.78%	4.37%
2004	0.50%	3,084	10.591991	32,666	4.78%	3.85%
2004	0.80%	15,460	10.539104	162,935	4.78%	3.54%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2008	0.00%	13,545	19.423315	263,089	7.05%	-14.98%
2008	0.50%	55,882	18.286566	1,021,890	7.05%	-15.40%
2008	0.80%	10,382	17.721099	183,980	7.05%	-15.65%
2008	1.00%	6,634	17.732649	117,638	7.05%	-15.82%
2007	0.00%	11,312	22.844597	258,418	7.41%	6.53%
2007	0.50%	69,830	21.615486	1,509,409	7.41%	6.00%
2007	0.80%	20,760	21.010045	436,169	7.41%	5.68%
2007	1.00%	7,184	21.065858	151,337	7.41%	5.47%
2006	0.00%	34,466	21.443912	739,086	7.72%	10.81%
2006	0.50%	51,120	20.392381	1,042,459	7.72%	10.26%
2006	0.80%	31,246	19.881064	621,204	7.72%	9.93%
2006	1.00%	3,962	19.973989	79,137	7.72%	9.71%
2005	0.00%	37,616	19.352478	727,963	7.52%	12.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2005	0.50%	28,944	$18.495488	$535,333	7.52%	11.69%
2005	0.80%	68,904	18.085748	1,246,180	7.52%	11.36%
2005	1.00%	8,002	18.206549	145,689	7.52%	11.14%
2005	1.30%	374	17.336446	6,484	7.52%	10.81%
2004	0.00%	37,346	17.240440	643,861	6.41%	10.06%
2004	0.50%	16,150	16.559313	267,433	6.41%	9.51%
2004	0.80%	74,670	16.240956	1,212,712	6.41%	9.19%
2004	1.30%	12,540	15.645892	196,199	6.41%	8.64%
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.00%	35,291	30.898769	1,090,448	3.46%	-37.89%
2008	0.50%	164,177	31.774120	5,216,580	3.46%	-38.20%
2008	0.80%	48,939	30.885042	1,511,483	3.46%	-38.39%
2008	1.00%	41,815	16.065985	671,799	3.46%	-38.51%
2007	0.00%	38,256	49.750947	1,903,272	1.10%	-17.07%
2007	0.50%	173,362	51.418211	8,913,964	1.10%	-17.49%
2007	0.80%	84,232	50.130463	4,222,589	1.10%	-17.74%
2007	1.00%	39,508	26.129688	1,032,332	1.10%	-17.90%
2006	0.00%	45,458	59.991892	2,727,111	1.08%	38.04%
2006	0.50%	158,492	62.315078	9,876,441	1.08%	37.36%
2006	0.80%	195,750	60.938109	11,928,635	1.08%	36.95%
2006	1.00%	73,408	31.826979	2,336,355	1.08%	36.68%
2005	0.00%	49,280	43.458397	2,141,630	1.22%	17.05%
2005	0.50%	94,426	45.366664	4,283,793	1.22%	16.47%
2005	0.80%	267,504	44.496942	11,903,110	1.22%	16.12%
2005	1.00%	63,520	23.286362	1,479,150	1.22%	15.89%
2005	1.30%	7,386	42.223333	311,862	1.22%	15.54%
2004	0.00%	57,878	37.127644	2,148,874	1.55%	36.39%
2004	0.50%	69,458	38.951553	2,705,497	1.55%	35.71%
2004	0.80%	332,014	38.319214	12,722,516	1.55%	35.31%
2004	1.30%	39,270	36.542922	1,435,041	1.55%	34.63%
Wells Fargo AVT - Discovery Fund(SM) (SVDF)
2008	0.00%	11,945	16.173785	193,196	0.00%	-44.36%
2008	0.50%	133,624	25.136864	3,358,888	0.00%	-44.63%
2008	0.80%	35,861	24.548248	880,325	0.00%	-44.80%
2008	1.00%	23,353	10.785912	251,883	0.00%	-44.91%
2007	0.00%	14,270	29.066542	414,780	0.00%	22.32%
2007	0.50%	135,048	45.401702	6,131,409	0.00%	21.71%
2007	0.80%	44,382	44.472235	1,973,767	0.00%	21.34%
2007	1.00%	25,612	19.579303	501,465	0.00%	21.10%
2006	0.00%	14,944	23.762009	355,099	0.00%	14.64%
2006	0.50%	128,414	37.303028	4,790,231	0.00%	14.07%
2006	0.80%	70,852	36.649699	2,596,704	0.00%	13.73%
2006	1.00%	25,940	16.167820	419,393	0.00%	13.51%
2006	1.30%	468	34.057941	15,939	0.00%	13.17%
2005	0.00%	16,270	20.726714	337,224	0.00%	8.27%
2005	0.50%	83,820	32.700726	2,740,975	0.00%	7.73%
2005	0.80%	130,268	32.224282	4,197,793	0.00%	7.41%
2005	1.00%	30,292	14.243955	431,478	0.00%	7.20%
2005	1.30%	2,946	30.095203	88,660	0.00%	6.88%
2004	0.00%	17,898	19.143146	342,624	0.00%	15.72%
2004	0.50%	50,972	30.353233	1,547,165	0.00%	15.14%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
2004	0.80%	194,396	$30.000581	$5,831,993	0.00%	14.80%
2004	1.30%	20,844	28.158423	586,934	0.00%	14.22%
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
2008	0.00%	47,683	19.467920	928,289	1.89%	-40.10%
2008	0.50%	285,615	36.289861	10,364,929	1.89%	-40.40%
2008	0.80%	117,513	35.440201	4,164,684	1.89%	-40.58%
2008	1.00%	137,269	8.187802	1,123,931	1.89%	-40.69%
2007	0.00%	55,488	32.499052	1,803,307	0.61%	6.63%
2007	0.50%	313,396	60.885541	19,081,285	0.61%	6.10%
2007	0.80%	145,372	59.639193	8,669,869	0.61%	5.78%
2007	1.00%	146,392	13.806187	2,021,115	0.61%	5.57%
2006	0.00%	63,616	30.477301	1,938,844	0.00%	12.22%
2006	0.50%	290,006	57.385680	16,642,192	0.00%	11.66%
2006	0.80%	232,092	56.380823	13,085,538	0.00%	11.33%
2006	1.00%	160,034	13.078165	2,092,951	0.00%	11.11%
2006	1.30%	448	52.395225	23,473	0.00%	10.77%
2005	0.00%	70,754	27.158853	1,921,597	0.00%	7.88%
2005	0.50%	200,868	51.392952	10,323,199	0.00%	7.35%
2005	0.80%	373,488	50.644296	18,915,037	0.00%	7.03%
2005	1.00%	179,860	11.770963	2,117,125	0.00%	6.81%
2005	1.30%	6,228	47.299447	294,581	0.00%	6.50%
2004	0.00%	85,426	25.174087	2,150,522	0.00%	18.22%
2004	0.50%	143,178	47.875122	6,854,664	0.00%	17.63%
2004	0.80%	515,136	47.318990	24,375,715	0.00%	17.28%
2004	1.30%	58,418	44.414552	2,594,609	0.00%	16.69%

2008	Contract owners’ equity			$566,826,718
2007	Contract owners’ equity			$1,012,602,409
2006	Contract owners’ equity			$980,827,120
2005	Contract owners’ equity			$929,399,760
2004	Contract owners’ equity			$915,627,476

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts either through reductions in the unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
^	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009